 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 1997.

                                             1933 ACT REGISTRATION NO. 333-16617
                                             1940 ACT REGISTRATION NO. 811-07747
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No. 3      [X]
      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 3                    [X]

                        (Check appropriate box or boxes)

                                ----------------

                       NUVEEN FLAGSHIP MULTISTATE TRUST I
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

                                                    With a copy to:
    Gifford R. Zimmerman, Esq.--Vice                Thomas A. Harman
 President and Assistant Secretary
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                            FILE NO. 333-16617

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                            FILE NO. 811-07747

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports and Semi-Annual Reports to
                  Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                       NUVEEN FLAGSHIP MULTISTATE TRUST I

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

    ITEM IN
    PART A
  OF FORM N-
      1A                                          PROSPECTUS LOCATION
  ----------                                      -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

    ITEM IN
    PART B
  OF FORM N-                                    LOCATION IN STATEMENT
      1A                                      OF ADDITIONAL INFORMATION
  ----------                                  -------------------------
10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual and
                                     Semi-Annual Reports to Shareholders

                               PART A--PROSPECTUS

                       NUVEEN FLAGSHIP MULTISTATE TRUST I

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                                      Prospectus

                                                   [PHOTO OF WOMAN APPEARS HERE]

[LOGO OF NUVEEN]

Municipal
Mutual
Funds

Dependable, tax-free income to help you keep more of what you earn.

Maryland
Pennsylvania
Virginia

February 1, 1997

--------------------------------------------------------------------------------
INVESTING IN NUVEEN MUTUAL FUNDS

Since our founding in 1898, John Nuveen & Co. has been synonymous with invest-ments that withstand the test of time. Today, we offer a range of equity and fixed-income mutual funds designed to suit the unique circumstances and finan-cial planning needs of mature investors. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

Value-investing -- purchasing securities of strong companies and communities at an attractive price -- is the cornerstone of Nuveen's investment philoso-phy. A long-term strategy that offers the potential for above average returns over time with moderated risk, successful value-investing begins with in-depth research and a discerning eye for value. Our team of investment professionals is backed by the discipline, resources and expertise of Nuveen's almost a century of investment experience, including one of the most recognized research departments in the industry.

This prospectus describes in detail the investment objectives, policies and risks of certain Nuveen municipal bond funds. We invite you to discuss the contents with your financial adviser, or you may call us at 800-621-7227 for additional information.

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen Maryland Municipal Bond Fund
Nuveen Flagship Pennsylvania Municipal Bond Fund
Nuveen Flagship Virginia Municipal Bond Fund

--------------------------------------------------------------------------------
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust I, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     8
  How the Funds Select Investments         8
  Risk Reduction Strategies                9
INVESTING IN THE FUNDS
  How to Buy Fund Shares                  10
  How to Select a Purchase Option         10
  How to Sell Fund Shares                 11
  Exchanging Shares                       12
  Optional Features and Services          13
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             14
  Taxes and Tax Reporting                 14
  Taxable Equivalent Yields               16
GENERAL INFORMATION
  How to Contact Nuveen                   16
  Fund Service Providers                  16
  How the Funds Report Performance        17
  How Fund Shares are Priced              17
  Organization                            18
APPENDIX
  Special State Considerations            18

                                                                FEBRUARY 1, 1997

--------------------------------------------------------------------------------
Nuveen Maryland Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         December 13, 1991
NET ASSETS:
         $55.8 million
 Information as of 7/31/96          See Notes on Next Page          z

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.07%             5.50%             0.74%             4.71%             5.74%
INCEPTION        5.49%             6.53%             5.60%             5.78%             6.80%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

[BAR CHART APPEARS HERE:

Average Maturity                  19.9
Average Modified Duration          6.8

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE:]

AAA     (59%)
AA      (22%)
A       (10%)
BBB      (2%)
NR       (7%)
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE:]

Housing Facilities          (22%)
General Obligation          (15%)
Health Care Facilities      (14%)
Escrowed Bonds              (13%)
Transportation              (10%)
Other                       (26%)

--------------------------------------------------------------------------------

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B CLASS C CLASS R
-----------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)   --      --      --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --      --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     5%(2)   1%(3)   --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
MANAGEMENT FEES          0.55%                 0.55%                 0.55%                 0.55%
12B-1 FEES               0.20%                 0.95%                 0.75%                  --
OTHER                    0.32%                 0.32%                 0.32%                 0.32%
-------------------------------------------------------------------------------------------------
  TOTAL (GROSS)          1.07%                 1.82%                 1.62%                 0.87%
WAIVERS/
REIMBURSEMENTS          (0.12%)               (0.12%)               (0.12%)               (0.12%)
-------------------------------------------------------------------------------------------------
  TOTAL (NET)            0.95%                 1.70%                 1.50%                 0.75%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

                   CLASS A                   CLASS B                   CLASS C                   CLASS R
--------------------------------------------------------------------------------------------------------
1 YEAR              $ 51                      $ 57                      $ 15                       $ 8
3 YEARS             $ 71                      $ 85                      $ 47                       $24
5 YEARS             $ 92                      $104                      $ 82                       $42
10 YEARS            $154                      $181                      $179                       $93


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------  ---------------------------------

      CLASS                     INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
   January 31,       Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997(e)           $10.430   $.254      $ (.281)       $(.243)    $  --     $10.160
-------------------------------------------------------------------------------------
 1996                9.600    .483         .844         (.497)       --      10.430
-------------------------------------------------------------------------------------
 1995(d)             9.840    .198        (.229)        (.207)     (.002)     9.600
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(e)            10.420    .211        (.277)        (.204)       --      10.150
-------------------------------------------------------------------------------------
 1996                9.590    .409         .842         (.421)       --      10.420
-------------------------------------------------------------------------------------
 1995(d)             9.750    .160        (.153)        (.167)       --       9.590
-------------------------------------------------------------------------------------
 CLASS R (12/91)
 1997(e)            10.440    .258        (.273)        (.255)       --      10.170
-------------------------------------------------------------------------------------
 1996                9.610    .513         .838         (.521)       --      10.440
-------------------------------------------------------------------------------------
 1995               10.620    .513       (1.008)        (.513)     (.002)     9.610
-------------------------------------------------------------------------------------
 1994                9.910    .509         .727         (.503)     (.023)    10.620
-------------------------------------------------------------------------------------
 1993(d)             9.525    .442         .395         (.442)     (.010)     9.910
-------------------------------------------------------------------------------------
 1992                9.525     --           --            --         --       9.525
-------------------------------------------------------------------------------------
      CLASS                       RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
   January 31,     Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997(e)             (.24)%  $ 9.3      1.00%+      4.86%+         4%
-------------------------------------------------------------------------------------
 1996               14.07      6.9      1.00        4.74          17
-------------------------------------------------------------------------------------
 1995(d)             (.26)     1.6      1.00+       5.26+         35
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(e)             (.62)     1.7      1.75+       4.11+          4
-------------------------------------------------------------------------------------
 1996               13.24      1.4      1.75        4.04          17
-------------------------------------------------------------------------------------
 1995(d)              .12       .9      1.75+       4.55+         35
-------------------------------------------------------------------------------------
 CLASS R (12/91)
 1997(e)             (.12)    44.7       .75+       5.12+          4
-------------------------------------------------------------------------------------
 1996               14.33     47.4       .75        5.07          17
-------------------------------------------------------------------------------------
 1995               (4.58)    42.7       .75        5.28          35
-------------------------------------------------------------------------------------
 1994               12.71     47.8       .75        4.85           4
-------------------------------------------------------------------------------------
 1993(d)             8.96     28.3       .75+       4.96+         20
-------------------------------------------------------------------------------------
 1992                --         15       --          --           --
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.

(b)Total returns are calculated on net asset value and are not annualized.
(c)After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d)From commencement of class operations as noted.
(e)For the six months ending July 31, 1996.


--------------------------------------------------------------------------------
NOTES:

(1) Reflects sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.00% to 0.95% and on Class C from 1.75% to 1.50%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Nuveen Flagship Pennsylvania Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         October 29, 1986
NET ASSETS:
         $50.1 million
 Information as of 11/30/96         See Notes on Next Page

-------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.88%             5.30%             0.75%             4.73%             5.30%
5 YEARS          6.51%             7.43%             6.69%             6.89%             7.43%
10 YEARS         6.79%             7.24%             6.78%             6.68%             7.24%
INCEPTION        6.88%             7.33%             6.87%             6.76%             7.33%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A perfor-mance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
-------------------------------------------------------------------------------

MATURITY (YEARS)
[BAR CHART APPEARS HERE:

Average Maturity             20.5
Averaged Modified Duration    7.3
-------------------------------------------------------------------------------
CREDIT QUALITY
[PIE CHART APPEARS HERE:

AA     (6%)
A     (21%)
BBB   (29%)
NR     (4%)
AAA   (40%)
-------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)
[PIE CHART APPEARS HERE:

Housing/Single Family                       (10%)
Pre-refunded                                 (9%)
Education                                    (9%)
Other                                       (29%)
Hospitals                                   (25%)
Industrial Development & Pollution Control  (18%)]


                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B CLASS C CLASS R
-----------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)   --      --      --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --      --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     5%(2)   1%(3)   --

-------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
---------------------------------------------------------------------------------------------
MANAGEMENT FEES        0.55%                0.55%                0.55%                0.55%
12B-1 FEES             0.20%                0.95%                0.75%                  --
OTHER                  0.16%                0.16%                0.16%                0.16%
---------------------------------------------------------------------------------------------
  TOTAL (GROSS)        0.91%                1.66%                1.46%                0.71%
---------------------------------------------------------------------------------------------
WAIVERS/
REIMBURSEMENTS         (0.25%)              (0.25%)              (0.25%)              (0.25%)
---------------------------------------------------------------------------------------------
  TOTAL (NET)          0.66%                1.41%                1.21%                0.46%

-------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 48                  $ 54                  $ 12                   $ 5
3 YEARS                 $ 62                  $ 77                  $ 38                   $15
5 YEARS                 $ 77                  $ 89                  $ 67                   $26
10 YEARS                $121                  $149                  $147                   $58


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------  ---------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (10/86)
 1997(d)            $10.00      $.28         $.34        $(.29)     $ --     $10.33
-------------------------------------------------------------------------------------
 1996                10.21       .59         (.20)        (.60)       --      10.00
-------------------------------------------------------------------------------------
 1995                10.06       .60          .16         (.61)       --      10.21
-------------------------------------------------------------------------------------
 1994                10.38       .61         (.32)        (.61)       --      10.06
-------------------------------------------------------------------------------------
 1993                 9.90       .62          .47         (.61)       --      10.38
-------------------------------------------------------------------------------------
 1992                 9.60       .63          .30         (.63)       --       9.90
-------------------------------------------------------------------------------------
 1991                 9.39       .62          .22         (.63)       --       9.60
-------------------------------------------------------------------------------------
 1990                 9.49       .63         (.10)        (.63)       --       9.39
-------------------------------------------------------------------------------------
 1989                 9.01       .64          .48         (.64)       --       9.49
-------------------------------------------------------------------------------------
 1988                 8.83       .65          .18         (.65)       --       9.01
-------------------------------------------------------------------------------------
 1987(e)              9.58       .35         (.75)        (.35)       --       8.83
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(d)              9.99       .25          .35         (.26)       --      10.33
-------------------------------------------------------------------------------------
 1996                10.21       .53         (.21)        (.54)       --       9.99
-------------------------------------------------------------------------------------
 1995                10.06       .54          .16         (.55)       --      10.21
-------------------------------------------------------------------------------------
 1994(e)             10.71       .16         (.64)        (.17)       --      10.06
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (10/86)
 1997(d)            12.47%+    $44.8       .84%+       5.57%+        21%
-------------------------------------------------------------------------------------
 1996                3.83       44.4       .79         5.76          65
-------------------------------------------------------------------------------------
 1995                7.90       42.6       .89         6.08          50
-------------------------------------------------------------------------------------
 1994                2.70       42.2       .91         5.80          21
-------------------------------------------------------------------------------------
 1993               11.34       40.7       .92         6.07          23
-------------------------------------------------------------------------------------
 1992                9.98       36.9       .83         6.47          41
-------------------------------------------------------------------------------------
 1991                9.26       35.4       .91         6.63          23
-------------------------------------------------------------------------------------
 1990                5.70       35.6       .92         6.65          30
-------------------------------------------------------------------------------------
 1989               12.79       33.5       .98         6.84          23
-------------------------------------------------------------------------------------
 1988                9.70       33.8       .72         7.28          52
-------------------------------------------------------------------------------------
 1987(e)            (7.77)      29.0       .69+        6.29+         63
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(d)            12.11+       5.4      1.38+        5.00+         21
-------------------------------------------------------------------------------------
 1996                3.16        4.4      1.34         5.19          65
-------------------------------------------------------------------------------------
 1995                7.31        3.1      1.39         5.50          50
-------------------------------------------------------------------------------------
 1994(e)           (13.46)       1.7      1.41+        4.91+         21
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)For the six months ending November 30, 1996.
(e)From commencement of class operations as noted.



--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.86% to 0.66% and on Class C from 1.41% to 1.21%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices. Nuveen Advisory also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Virginia Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         March 27, 1986
NET ASSETS:
         $131.0 million
 Information as of 11/30/96         See Notes on Next Page

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.92%             5.34%             0.77%             4.86%             5.34%
5 YEARS          6.59%             7.51%             6.77%             6.90%             7.51%
10 YEARS         6.96%             7.42%             6.95%             6.82%             7.42%
INCEPTION        7.24%             7.68%             7.24%             7.07%             7.68%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

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MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                20.4

Average Modified Duration        7.4

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CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

AAA     (23%)
AA      (26%)
A       (30%)
BBB     (13%)
NR       (8%)

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INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Hospitals                                       (15%)

Industrial Development and Pollution Control    (14%)

Municipal Appropriation Obligations             (13%)

Education                                       (13%)

State/Territorial General Obligations            (8%)

Other                                           (37%)


                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --  (1)    5%(2)    1%(3)    --

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OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
---------------------------------------------------------------------------------------------
MANAGEMENT FEES        0.55%                0.55%                0.55%                0.55%
12B-1 FEES             0.20%                0.95%                0.75%                --
OTHER                  0.12%                0.12%                0.12%                0.12%
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TOTAL (GROSS)          0.87%                1.62%                1.42%                0.67%
WAIVERS/
REIMBURSEMENTS         (0.10%)             (0.10%)              (0.10%)              (0.10%)
---------------------------------------------------------------------------------------------
TOTAL (NET)            0.77%                1.52%                1.32%                0.57%

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SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 55                  $ 13                   $ 6
3 YEARS                 $ 66                  $ 80                  $ 42                   $18
5 YEARS                 $ 83                  $ 94                  $ 72                   $32
10 YEARS                $133                  $161                  $159                   $71


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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 ----------------  ------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (3/86)
 1997(e)           $10.40    $.29       $.33           $(.29)     $ --      $10.73
-------------------------------------------------------------------------------------
 1996               10.56     .57       (.15)           (.58)       --       10.40
-------------------------------------------------------------------------------------
 1995               10.36     .59        .20            (.59)       --       10.56
-------------------------------------------------------------------------------------
 1994               10.82     .60       (.31)           (.60)      (.15)     10.36
-------------------------------------------------------------------------------------
 1993               10.24     .62        .62            (.62)      (.04)     10.82
-------------------------------------------------------------------------------------
 1992                9.97     .63        .27            (.63)       --       10.24
-------------------------------------------------------------------------------------
 1991                9.70     .63        .28            (.64)       --        9.97
-------------------------------------------------------------------------------------
 1990                9.76     .64       (.06)           (.64)       --        9.70
-------------------------------------------------------------------------------------
 1989                9.29     .64        .46            (.63)       --        9.76
-------------------------------------------------------------------------------------
 1988                9.09     .64        .19            (.63)       --        9.29
-------------------------------------------------------------------------------------
 1987                9.25     .63       (.16)           (.63)       --        9.09
-------------------------------------------------------------------------------------
 1986(d)             9.58     .09       (.33)           (.09)       --        9.25
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            10.39     .26        .34            (.26)       --       10.73
-------------------------------------------------------------------------------------
 1996               10.56     .51       (.16)           (.52)       --       10.39
-------------------------------------------------------------------------------------
 1995               10.36     .53        .20            (.53)       --       10.56
-------------------------------------------------------------------------------------
 1994(d)            11.24     .34       (.78)           (.34)      (.10)     10.36
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (3/86)
 1997(e)            11.99%+  $118.5      .80%+      5.41%+        12%
-------------------------------------------------------------------------------------
 1996                4.03     117.7      .83        5.41          17
-------------------------------------------------------------------------------------
 1995                7.99     112.6      .79        5.81          50
-------------------------------------------------------------------------------------
 1994                2.62     107.5      .64        5.53          17
-------------------------------------------------------------------------------------
 1993               12.41      96.1      .68        5.82          30
-------------------------------------------------------------------------------------
 1992                9.37      64.6      .75        6.28          27
-------------------------------------------------------------------------------------
 1991                9.72      48.1      .91        6.48          22
-------------------------------------------------------------------------------------
 1990                6.14      41.6      .91        6.54          35
-------------------------------------------------------------------------------------
 1989               12.25      37.2      .97        6.69          18
-------------------------------------------------------------------------------------
 1988                9.73      31.7      .88        6.95          75
-------------------------------------------------------------------------------------
 1987                5.03      32.7      .68        6.54          75
-------------------------------------------------------------------------------------
 1986(d)           (33.49)     12.6      .70+       5.25+          9
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            11.61+     12.5     1.35+       4.84+         12
-------------------------------------------------------------------------------------
 1996                3.37      11.0     1.38        4.84          17
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 1995                7.40       6.5     1.34        5.24          50
-------------------------------------------------------------------------------------
 1994(d)            (7.13)      4.8     1.14+       4.85+         17
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.


--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.97% to 0.77% and on Class C from 1.52% to 1.32%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Provid-ers--Investment Adviser," to continue Flagship's general dividend-setting practices. Nuveen Advisory also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.




--------------------------------------------------------------------------------

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest substantially all of their assets (at least 80%) in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The funds may not invest more than 20% of their net assets in these territorial municipal bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.


--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. These risks may be greater for the funds because they are "non-diversified" funds which authorizes them to concentrate their investments in municipal bonds of certain issuers to a greater extent than diversified funds.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

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HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                 AUTHORIZED
                                                                                   DEALER
                                    SALES CHARGE                                 COMMISSION
                                    ------------                                 ----------
                             AS % OF                                              AS % OF
                              PUBLIC                   AS % OF                     PUBLIC
                             OFFERING                  YOUR NET                   OFFERING
  PURCHASE AMOUNT              PRICE                  INVESTMENT                   PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            4.20%                     4.38%                      3.70%
    $50,000-100,000            4.00                      4.18                       3.50
   $100,000-250,000            3.50                      3.63                       3.00
   $250,000-500,000            2.50                      2.56                       2.00
 $500,000-1,000,000            2.00                      2.04                       1.50
$1,000,000 and over             --(1)                     --                         --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.



-------------------------------------------------------------------------------

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs.

-------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

SALES CHARGE REDUCTIONS

 .Rights of Accumulation
 .Letter of Intent (LOI)
 .Group Purchase

SALES CHARGE WAIVERS

 . Unit Trust Reinvestment
 . Purchases using Redemptions from Unrelated Funds
 . Fee-Based Programs
 . Bank Trust Departments
 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

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CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

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HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the


-------------------------------------------------------------------------------
necessary documentation. Your financial adviser may charge you for this serv-ice.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen, Shareholder Services, Inc. ("SSI"), and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than
15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

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EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not


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exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

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OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             (CHART APPEARS HERE)

                                 ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -----------------------------------
           YEAR     INVESTED      4.00%         5.00%         6.00%
           ----     --------     -------       -------       -------
              0     $ 2,874      $ 2,874       $ 2,874       $ 2,874
              5       8,622        9,861        10,203        10,561
             10      14,370       18,391        19,610        20,929
             15      20,118       28,807        31,681        34,913
             20      25,866       41,525        47,173        53,779






SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next deter-mined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.



--------------------------------------------------------------------------------

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.
 DIVIDENDS AND TAXES


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HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends or about on the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

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TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular


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monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contem-plating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.



--------------------------------------------------------------------------------

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TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

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TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD
TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
--------         -----               -----               -----               -----                -----
28.0%            5.56%               6.25%               6.94%                7.64%                8.33%
31.0%            5.80%               6.52%               7.25%                7.97%                8.70%
36.0%            6.25%               7.03%               7.81%                8.59%                9.37%
39.6%            6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.
 GENERAL INFORMATION

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HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

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FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.



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For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

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MANAGEMENT FEES

AVERAGE DAILY NET ASSET
VALUE                       MANAGEMENT FEE
------------------------------------------
For the first $125 million     0.5500%
For the next $125 million      0.5375%
For the next $250 million      0.5250%
For the next $500 million      0.5125%
For the next $1 billion        0.5000%
For assets over $2 billion     0.4750%

For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Edward F. Neild IV is an Assistant Vice President of Nuveen Advisory and the portfolio manager of the Maryland Fund. Mr. Neild has managed the fund since February 1992 and joined Nuveen Advisory in February 1992. Richard Huber is the portfolio manager for the Pennsylvania Fund. Mr. Huber has managed the fund since 1995 as a Vice President of Flagship Financial Inc., the fund's prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Richard Huber also is the portfolio manager for the Virginia Fund. Mr. Huber has managed the fund since 1992.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for the Maryland Fund. Boston Financial, P.O. Box 8509, Boston, MA 02266-8509, currently serves as transfer agent for the Pennsylvania and Virginia Funds. The funds intend to consolidate transfer agent activities with a single firm in the future.

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HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

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HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.



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The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

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ORGANIZATION

The Trust is an open-end investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same port-folio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

The Pennsylvania and Virginia Funds were formed as a result of mergers between existing Nuveen and Flagship funds. The performance and the financial informa-tion of each fund reflects that of the predecessor Flagship fund.
 APPENDIX


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SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

MARYLAND

Maryland's rate of economic growth has slowed in the 1990's after a period of rapid expansion in the decade before. Indicators such as income growth, unem-ployment and retail sales levels have trailed the national average. Services, wholesale and retail trade, government and manufacturing account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment in Maryland. The manufacturing sector consists chiefly of printing and publishing, food products, industrial machinery, elec-tronics and chemicals.

The State's unemployment rate fell to 4.7% by August 1996 from 5.0% a year earlier. Both times, it ranked below the national average. Maryland residents' personal income per capita ranks fifth in the nation. Per capita income rose 4.3% in 1995 to reach $25,927.

The State Constitution mandates a balanced budget forcing the Governor to reduce 1993 appropriations to offset a 1992 deficit. State expenditures totaled $11.8 billion and $12.4 billion in 1993 and 1994. The State estimated 1995 expenditures at $13.4 billion leaving a $49.5 million surplus. Reserves totaled some $223.6 million at the end of fiscal 1995. As of February 9, 1996, Moody's gives the State's general obligation debt an Aaa rating while S&P gives it an AAA rating.

Tax Treatment.

The Maryland Fund's regular monthly dividends will not be subject to Maryland personal income taxes to the extent they are paid out of income earned on Maryland municipal bonds or U.S. government securities. You will be subject to Maryland personal


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income taxes, however, to the extent the Maryland Fund distributes any taxable income, or if you sell or exchange Maryland Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders is similar to that described above.

PENNSYLVANIA

Both Pennsylvania and its largest city, Philadelphia, have experienced diffi-cult budget shortfalls in recent years. The industrial composition of the Commonwealth has diversified from its peak as heavy-industry cluster for coal and steel production, especially with the advent of foreign competition in the last decade. Manufacturing employment has fallen behind that of the service and trade sectors. New growth emanates from the service sectors, especially trade, medical and health services, educational and financial institutions. Agriculture remains an important component of the economic structure while food-related industries support even more activity.

Pennsylvania's unemployment rate has approximated the national average in the past year, falling to 5.0% in August 1996 from 5.6% in August 1995. Per capita income rose 4.9% in 1995 to reach $23,279.

The Governor must submit a balanced operating budget by law and while the General Assembly may change items, the Governor retains a line-item veto power. Total appropriations cannot exceed estimated revenues, also taking into account any deficit or surplus remaining from the previous year. The govern-ment was forced to enact significant cuts and tax increases to deal with severe shortfalls in 1990-2. The financial situation improved in 1993 and 1994 leading to surpluses. The 1995 budget also projected surplus of some $4 million. As of February 9, 1996, Moody's gives the State's general obligation debt an A1 rating while S&P gives it an AA- rating.

Tax Treatment.

The Pennsylvania Fund's regular monthly dividends will not be subject to the Pennsylvania individual income tax to the extent they are paid out of income earned on Pennsylvania municipal bonds or U.S. government securities. You will be subject to Pennsylvania personal income tax, however, to the extent the Pennsylvania Fund distributes any taxable income or realized capital gains, or if you sell or exchange Pennsylvania Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Pennsylvania Fund is similar to that described above.

VIRGINIA

The Virginia economy is broad-based and includes manufacturing, tourism, agri-culture, ports, mining and fisheries. Export diversification is an encouraging sign of growth. Manufacturing, while significant, ranks behind services, trade and government in share of employment. The federal government is a major employer given the proximity of Washington, D.C. and the large numbers of workers employed at Hampton Roads, the nation's largest concentration of mili-tary installations. Civilian defense employment has dropped and further cuts are likely in the wake of reductions in defense spending. Still, Virginia's economy has recovered gradually from the nationwide recession. Non-agricul-tural employment also tends to mirror that of the nation.

Virginia's unemployment rate was a low 4.1% in August 1996 having dropped further from the previous year's rate of 4.6%. Per capita income rose 4.9% in 1995 to reach $23,597.

Virginia's Constitution requires a balanced biennial budget. Beyond that, the Commonwealth historically operates on a fiscally conservative basis and produced undesignated surpluses in 1992, 1993 and 1994. As of February 9, 1996, Moody's gives the State's general obligation debt an Aaa rating while S&P gives it an AAA rating.

Tax Treatment.

The Virginia Fund's regular monthly dividends will not be subject to Virginia personal income taxes to the extent they are paid out of income earned on Virginia municipal bonds or U.S. government securities. You will be subject to Virginia personal income taxes, however, to the extent the Virginia Fund distributes any taxable income, or if you sell or exchange Virginia Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders is similar to that described above.


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                         Nuveen Family of Mutual Funds

           Nuveen's family of funds offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           MUNICIPAL BOND FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes

           1. Long-term, insured long-term, intermediate-term and limited-term portfolios.

           2. Long-term and insured long-term portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227
                                                                    VPR-MS1

                                                                      Prospectus

                                                   [PHOTO OF WOMAN APPEARS HERE]

[LOGO OF NUVEEN]

Municipal
Mutual
Funds

Dependable, tax-free income to help you keep more of what you earn.




Florida





February 1, 1997

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INVESTING IN NUVEEN MUTUAL FUNDS

Since our founding in 1898, John Nuveen & Co. has been synonymous with invest-ments that withstand the test of time. Today, we offer a range of equity and fixed-income mutual funds designed to suit the unique circumstances and finan-cial planning needs of mature investors. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

Value-investing -- purchasing securities of strong companies and communities at an attractive price -- is the cornerstone of Nuveen's investment philoso-phy. A long-term strategy that offers the potential for above average returns over time with moderated risk, successful value-investing begins with in-depth research and a discerning eye for value. Our team of investment professionals is backed by the discipline, resources and expertise of Nuveen's almost a century of investment experience, including one of the most recognized research departments in the industry.

This prospectus describes in detail the investment objectives, policies and risks of certain Nuveen municipal bond funds. We invite you to discuss the contents with your financial adviser, or you may call us at 800-621-7227 for additional information.

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PROSPECTUS

Nuveen Flagship Florida Municipal Bond Fund
Nuveen Flagship Florida Intermediate Municipal Bond Fund

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OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust I, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
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CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     6
  How the Funds Select Investments         6
  Risk Reduction Strategies                7
INVESTING IN THE FUNDS
  How to Buy Fund Shares                   8
  How to Select a Purchase Option          8
  How to Sell Fund Shares                 10
  Exchanging Shares                       11
  Optional Features and Services          11
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             13
  Taxes and Tax Reporting                 13
  Taxable Equivalent Yields               14
GENERAL INFORMATION
  How to Contact Nuveen                   15
  Fund Service Providers                  15
  How the Funds Report Performance        16
  How Fund Shares are Priced              16
  Organization                            16
APPENDIX
  Special State Considerations            17

                                                                FEBRUARY 1, 1997

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Nuveen Flagship Florida Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         June 15, 1990
NET ASSETS:
         $314.7 million
 Information as of 11/30/96
                                    See Notes on Next Page

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TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B            CLASS C           CLASS R
------------------------------------------------------------------------------------------------
1 YEAR          0.00%              4.38%            (0.15%)             3.92%             4.38%
5 YEARS         6.56%              7.48%             6.74%              6.65%             7.48%
INCEPTION       7.30%              8.02%             7.42%              7.24%             8.02%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
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MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity            21.4
Average Modified Duration    8.3

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CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

AAA                      (65%)
AA                       (11%)
A                        (11%)
BBB                      (11%)
NR                        (2%)
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Hospitals                (17%)
Industrial Development
and Polution Control     (12%)
Pre-refunded             (10%)
Special Tax Revenue       (9%)
Housing/Single Family     (8%)
Other                    (44%)

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

TRANSACTION EXPENSE                                     CLASS A   CLASS B CLASS C CLASS R
-----------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)   --      --      --
SALES CHARGE ON REINVESTED DIVIDENDS                        --      --      --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)   5%(2)   1%(3)   --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

FUND EXPENSE            CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
MANAGEMENT FEES          0.54%                 0.54%                 0.54%                 0.54%
12B-1 FEES               0.20%                 0.95%                 0.75%                 --
OTHER                    0.11%                 0.11%                 0.11%                 0.11%
-------------------------------------------------------------------------------------------------

  TOTAL (GROSS)          0.85%                 1.60%                 1.40%                 0.65%

WAIVERS/
REIMBURSEMENTS           --                      --                      --                      --
------------------------------------------------------------------------------------------------------
  TOTAL (NET)            0.85%                   1.60%                   1.40%                   0.65%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 56                  $ 14                   $ 7
3 YEARS                 $ 68                  $ 82                  $ 44                   $21
5 YEARS                 $ 87                  $ 99                  $ 77                   $36
10 YEARS                $142                  $170                  $168                   $81


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 ----------------  ------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (6/90)
 1997(e)           $10.39    $.28       $ .35          $(.28)     $  --     $10.74
-------------------------------------------------------------------------------------
 1996               10.63     .57        (.24)          (.57)        --      10.39
-------------------------------------------------------------------------------------
 1995               10.38     .58         .26           (.59)        --      10.63
-------------------------------------------------------------------------------------
 1994               10.76     .60        (.38)          (.60)        --      10.38
-------------------------------------------------------------------------------------
 1993               10.18     .63         .61           (.64)      (.02)     10.76
-------------------------------------------------------------------------------------
 1992                9.87     .66         .33           (.67)      (.01)     10.18
-------------------------------------------------------------------------------------
 1991(d)             9.58     .64         .29           (.64)        --       9.87
-------------------------------------------------------------------------------------
 CLASS C (9/95)
 1997(e)            10.39     .25         .36           (.25)        --      10.75
-------------------------------------------------------------------------------------
 1996(d)            10.65     .35        (.26)          (.35)        --      10.39
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (6/90)
 1997(e)           12.31%+   $312.0      .87%+      5.32%+         31%
-------------------------------------------------------------------------------------
 1996               3.14      318.5      .83        5.36           94
-------------------------------------------------------------------------------------
 1995               8.43      341.4      .73        5.71           53
-------------------------------------------------------------------------------------
 1994               2.00      372.1      .58        5.51           32
-------------------------------------------------------------------------------------
 1993              12.49      369.1      .45        6.01           23
-------------------------------------------------------------------------------------
 1992              10.32      276.8      .26        6.59           50
-------------------------------------------------------------------------------------
 1991(d)            9.81      136.5      .19+       6.86+         152
-------------------------------------------------------------------------------------
 CLASS C (9/95)
 1997(e)           11.93+       2.6     1.40+       4.69+          31
-------------------------------------------------------------------------------------
 1996(d)            1.30        1.2     1.38+       4.59+          94
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.

(b) Total returns are calculated on net asset value and are annualized for periods of less than 12 months.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.



--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.05% to 0.85% and on Class C from 1.60% to 1.40%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Prac-tice. The waiver/reimbursement levels shown reflect Nuveen's current under-taking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers - Investment Adviser," to continue Flag-ship's general dividend-setting practices. Nuveen Advisory also has volun-tarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Florida Intermediate Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         February 1, 1994
NET ASSETS:
         $8.8 million
 Information as of 11/30/96         See Notes on Next Page

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                   CLASS A
                   (OFFER                  CLASS A
                   PRICE)                   (NAV)                  CLASS C                 CLASS R
--------------------------------------------------------------------------------------------------
1 YEAR              1.68%                   4.82%                   4.25%                   4.82%
INCEPTION           5.32%                   6.46%                   5.90%                   6.46%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]


Average Maturity                   9.6

Average Modified Duration          6.6

--------------------------------------------------------------------------------
CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

BBB      (8%)
A        (14%)
AA       (11)
AAA      (67%)
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Special Tax Revenue                        (23%)
Non-State General Obligations              (11%)
State/Territorial General Obligations      (11%)
Municipal Revenue/Water & Sewer            (10%)
Municipal Revenue/Transportation           (10%)
Other                                      (35%)


                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS C CLASS R
---------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                3.00%(1)   --      --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --  (1)   1%(2)   --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (3)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS C  CLASS R
------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%
12B-1 FEES        0.20%    0.75%       --
OTHER             1.03%    1.03%    1.03%
------------------------------------------
  TOTAL (GROSS)   1.78%    2.33%    1.58%
WAIVERS/
REIMBURSEMENTS   (1.08%)  (1.08%)  (1.08%)
------------------------------------------
  TOTAL (NET)     0.70%    1.25%    0.50%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD              CLASS A                         CLASS C                         CLASS R
---------------------------------------------------------------------------------------------------
1 YEAR                       $ 37                            $ 13                             $ 5
3 YEARS                      $ 52                            $ 40                             $16
5 YEARS                      $ 68                            $ 69                             $28
10 YEARS                     $114                            $151                             $63


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 ---------------  ------------------------------------------------------------------
 CLASS            INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                        Net Realized             Distribu-
                                        and Unreal-   Dividends    tions
                  Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending    Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,        Value   Income(c)  Investments(a)   Income     Gains     Value
 ---------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (2/94)
 1997(e)           $ 9.88      $.23        $ .34        $(.23)     $ --     $10.22
------------------------------------------------------------------------------------
 1996               10.05       .46         (.12)        (.46)      (.05)     9.88
------------------------------------------------------------------------------------
 1995                9.66       .46          .33         (.40)       --      10.05
------------------------------------------------------------------------------------
 1994(d)             9.70       .12         (.04)        (.12)       --       9.66
------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)             9.88       .21          .33         (.20)       --      10.22
------------------------------------------------------------------------------------
 1996               10.05       .40         (.11)        (.41)      (.05)     9.88
------------------------------------------------------------------------------------
 1995                9.66       .40          .33         (.34)       --      10.05
------------------------------------------------------------------------------------
 1994(d)             9.70       .11         (.06)        (.09)       --       9.66
------------------------------------------------------------------------------------
 CLASS            RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION
 DATE)
                                                   Ratio of Net
                                        Ratio of    Investment
                              Ending   Expenses to   Income to   Portfolio
   Year Ending      Total   Net Assets Average Net    Average    Turnover
     May 31,      Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
----------------- --------- ---------- ----------- ------------- ---------
 CLASS A (2/94)
 1997(e)            11.73%+    $5.5        .75+        4.64%+        18%
------------------------------------------------------------------------------------
 1996                3.41       5.0        .76         4.48          66
------------------------------------------------------------------------------------
 1995                8.42       3.9        .67         4.74         105
------------------------------------------------------------------------------------
 1994(d)             1.75       1.0        .29+        3.79+         28
------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)            11.15+      3.2       1.30+        4.09+         18
------------------------------------------------------------------------------------
 1996                2.88       3.1       1.34         3.88          66
------------------------------------------------------------------------------------
 1995                7.80       1.8       1.19         4.19         105
------------------------------------------------------------------------------------
 1994(d)             1.33       1.1        .68+        3.42+         28
------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.

(b) Total returns are calculated on net asset value and are annualized for periods of less than 12 months.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.



--------------------------------------------------------------------------------
NOTES:


(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.90% to 0.70% and on Class C from 1.45% to 1.25%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Provid-ers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(4) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

 FUND STRATEGIES


-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital. The shares of each fund also will be exempt from the Florida intangible personal property tax. There is no assur-ance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

-------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest substantially all of their assets (at least 80%) in municipal bonds that pay interest that is exempt from regular federal income taxes and which enable fund shares to be exempt from the Florida intangibles tax. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds are not available at reason-able prices and yields, a fund may invest in municipal bonds of U.S. territo-ries (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The Florida Fund may not invest more than 20% of its net assets in these territorial municipal bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not identical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some speculative characteristics. Bond ratings represent the opinions of the ratings agencies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Florida Intermediate Fund normally maintains a weighted average portfolio maturity of 5 to 10 years. The Florida Fund is a long-term fund and normally maintains a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is


-------------------------------------------------------------------------------
known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from Florida, each fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in the state and therefore the value of the fund's investment portfolio. These risks may be greater for the Florida Intermediate Fund, which as a "non-diversified" fund may concen-trate its investments in municipal bonds of certain issuers to a greater extent than the Florida Fund described in this prospectus, which is a diversified fund.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

As a diversified fund, the Florida Fund also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of the fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A
PURCHASE OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to the Florida Municipal Bond Fund:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                  AUTHORIZED
                                                                                    DEALER
                                    SALES CHARGE                                  COMMISSION
                                    ------------                                  ----------
                             AS % OF                                               AS % OF
                              PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
  PURCHASE AMOUNT             PRICE                    INVESTMENT                   PRICE
--------------------------------------------------------------------------------------------
      Up to $50,000            4.20%                      4.38%                      3.70%
    $50,000-100,000            4.00                       4.18                       3.50
   $100,000-250,000            3.50                       3.63                       3.00
   $250,000-500,000            2.50                       2.56                       2.00
 $500,000-1,000,000            2.00                       2.04                       1.50
$1,000,000 and over              --(1)                      --                         --(1)


-------------------------------------------------------------------------------

The following Class A sales charges and commissions apply to the Florida Inter-mediate Municipal Bond Fund:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                  AUTHORIZED
                                                                                    DEALER
                                    SALES CHARGE                                  COMMISSION
                                    ------------                                  ----------
                             AS % OF                                               AS % OF
                              PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
  PURCHASE AMOUNT             PRICE                    INVESTMENT                   PRICE
--------------------------------------------------------------------------------------------
      Up to $50,000            3.00%                      3.09%                      2.50%
    $50,000-100,000            2.50                       2.56                       2.00
   $100,000-250,000            2.00                       2.04                       1.50
   $250,000-500,000            1.50                       1.52                       1.25
 $500,000-1,000,000            1.25                       1.27                       1.00
$1,000,000 and over              --(1)                      --                         --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calcu-lated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connec-tion with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of adver-tising that features the products and services of both parties. The statement of additional information contains further information about these programs.

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

SALES CHARGE REDUCTIONS

 . Rights of Accumulation
 . Letter of Intent (LOI)
 . Group Purchase

SALES CHARGE WAIVERS

 . Unit Trust Reinvestment
 . Purchases using Redemptions from Unrelated Funds
 . Fee-Based Programs
 . Bank Trust Departments
 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase. The Florida Intermediate Municipal Bond Fund does not currently offer Class B shares.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

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CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.


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BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

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HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived


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under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an involun-tary redemption.

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EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

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OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").


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SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             (CHART APPEARS HERE)

                                 ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -----------------------------------
           YEAR     INVESTED      4.00%         5.00%         6.00%
           ----     --------     -------       -------       -------
              0     $ 2,874      $ 2,874       $ 2,874       $ 2,874
              5       8,622        9,861        10,203        10,561
             10      14,370       18,391        19,610        20,929
             15      20,118       28,807        31,681        34,913
             20      25,866       41,525        47,173        53,779



SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT-ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.


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 DIVIDENDS AND TAXES


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HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

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TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in Florida municipal bonds or in municipal bonds whose income is otherwise exempt from regular federal income taxes and which enable fund shares to be exempt from the Florida intangibles tax. Consequently, the regular monthly dividends you receive will be exempt from regular federal income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). More specific state tax information can be found below in the Appendix.

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.


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REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

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TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

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TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                              TAX-FREE YIELD
           TAX RATE           4.00%           4.50%           5.00%           5.50%           6.00%
           --------           -----           -----           -----           -----           -----
28.0%        5.56%            6.25%           6.94%           7.64%           8.33%
31.0%        5.80%            6.52%           7.25%           7.97%           8.70%
36.0%        6.25%            7.03%           7.81%           8.59%           9.37%
39.6%        6.62%            7.45%           8.28%           9.11%           9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.


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 GENERAL INFORMATION


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HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds

  P.O. Box 8509

  Boston, MA 02266-8509

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

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FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources, Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

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MANAGEMENT FEES

AVERAGE DAILY NET ASSET
VALUE                       MANAGEMENT FEE
------------------------------------------
For the first $125 million     0.5500%
For the next $125 million      0.5375%
For the next $250 million      0.5250%
For the next $500 million      0.5125%
For the next $1 billion        0.5000%
For assets over $2 billion     0.4750%

For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Michael S. Davern is the portfolio manager for the Florida Fund. Mr. Davern has managed the Florida Fund since 1995, and since 1991 had been a Vice Presi-dent of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources by The John Nuveen Company in January 1997. Paul Brennan has managed or co-managed the Florida Intermediate Fund since 1995, and since 1991 had been an employee of Flagship Financial Inc. until becoming an Assistant Vice President of Nuveen Advisory in January 1997.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and


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annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compen-sate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The state-ment of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Boston Financial, P.O. Box 8509, Boston, MA 02266-8509, currently serves as transfer agent for each fund.

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HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

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HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

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ORGANIZATION

The Trust is an open-end investment company under the Investment Company Act of 1940, consisting of two or more funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same port-folio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A share six years after purchase, but only if you request conversion. You must submit your request to the transfer agent no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

The Florida Fund was formed as a result of a merger between existing Nuveen and Flagship funds. The performance and the financial information of the fund reflects that of the predecessor Flagship fund.


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 APPENDIX


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SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase Florida municipal bonds, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

FLORIDA

Florida's trade and service sectors have driven the State's economic growth in recent years and account for half of non-agricultural employment. In general, the State's economy tracked the national economy through the recent recession and subsequent recovery. Florida historically enjoys a strong job growth rate, but it slowed to a projected 3.3% in 1995-6. The crucial tourism sector did not expand in 1995 in part due to crime concerns, product maturity, higher prices and competition from other resort areas. In the past, the State's economy depended heavily on construction activity and the sector remains important despite decreased dependence on it for overall growth.

Florida's unemployment rate of 5.4% stood slightly above the national average of 5.1% in August 1996. Per capita income rose 5.8% in 1995 to reach $22,916.

Florida voters approved a Constitutional amendment in 1995 which limits the rate of growth of state revenues to the growth rate of personal income in the State. The State's 1995 general fund revenues were $13.89 billion against expenditures of $11.87 billion. The State estimates that 1966 revenues will rise by 2.7% and expenditures 3.5% over 1995 levels. As of February 9, 1996, Moody's gives the State's general obligation debt an Aa rating while S&P gives it an AA rating.

Tax treatment.

Shares of the Florida funds will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, the funds hold only Florida municipal bonds and U.S. securities. If the funds hold any other types of assets on that date, then the entire value of the funds' shares (except for the portion of the value of the shares attributable to U.S. securities) will be subject to such tax.

Corporate shareholders of the Florida Fund also may be subject to the Florida corporate income tax. Corporate shareholders should refer to the statement of additional information for more detailed information.


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                         Nuveen Family of Mutual Funds

           Nuveen's family of funds offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           MUNICIPAL BOND FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes

           1. Long-term, insured long-term, intermediate-term and limited-term portfolios.

           2. Long-term and insured long-term portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227
                                                                     VPR-FL

                                                                      Prospectus

                                                   [PHOTO OF WOMAN APPEARS HERE]

[LOGO OF NUVEEN]

Municipal
Mutual
Funds

Dependable, tax-free income to help you keep more of what you earn.



Arizona
Colorado
New Mexico



February 1, 1997

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INVESTING IN NUVEEN MUTUAL FUNDS

Since our founding in 1898, John Nuveen & Co. has been synonymous with invest-ments that withstand the test of time. Today, we offer a range of equity and fixed-income mutual funds designed to suit the unique circumstances and finan-cial planning needs of mature investors. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

Value-investing -- purchasing securities of strong companies and communities at an attractive price -- is the cornerstone of Nuveen's investment philoso-phy. A long-term strategy that offers the potential for above average returns over time with moderated risk, successful value-investing begins with in-depth research and a discerning eye for value. Our team of investment professionals is backed by the discipline, resources and expertise of Nuveen's almost a century of investment experience, including one of the most recognized research departments in the industry.

This prospectus describes in detail the investment objectives, policies and risks of certain Nuveen municipal bond funds. We invite you to discuss the contents with your financial adviser, or you may call us at 800-621-7227 for additional information.

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PROSPECTUS

Nuveen Flagship Arizona Municipal Bond Fund
Nuveen Flagship Colorado Municipal Bond Fund
Nuveen Flagship New Mexico Municipal Bond Fund

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OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust I, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     8
  How the Funds Select Investments         8
  Risk Reduction Strategies                9
INVESTING IN THE FUNDS
  How to Buy Fund Shares                  10
  How to Select a Purchase Option         10
  How to Sell Fund Shares                 11
  Exchanging Shares                       12
  Optional Features and Services          13
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             14
  Taxes and Tax Reporting                 14
  Taxable Equivalent Yields               15
GENERAL INFORMATION
  How to Contact Nuveen                   16
  Fund Service Providers                  16
  How the Funds Report Performance        17
  How Fund Shares are Priced              17
  Organization                            17
APPENDIX
  Special State Considerations            18

                                                                FEBRUARY 1, 1997

--------------------------------------------------------------------------------
Nuveen Flagship Arizona Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         October 29, 1986
NET ASSETS:
         $83.5 million
 Information as of 11/30/96         See Notes on Next Page

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.53%             4.94%             0.38%             4.38%             4.94%
5 YEARS          7.36%             8.29%             7.55%             7.91%             8.29%
10 YEARS         7.29%             7.75%             7.28%             7.26%             7.75%
INCEPTION        7.47%             7.93%             7.46%             7.44%             7.93%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

[BAR CHART APPEARS HERE:]

Average Maturity                              15.0
Average Modified Duration                      8.2

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE:]

AAA     (74%)
AA       (4%)
A       (12%)
BBB      (8%)
NR       (2%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE:]

Non-State General Obligations       (31%)
Pre-refunded                        (16%)
Escrowed to Maturity                (12%)
Hospitals                            (8%)
Special Tax Revenue                  (8%)
Other                               (25%)

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A  CLASS B CLASS C CLASS R
----------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)   --      --      --
SALES CHARGE ON REINVESTED DIVIDENDS                      --       --      --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    -- (1)   5%(2)   1%(3)   --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                             CLASS A          CLASS B          CLASS C          CLASS R
---------------------------------------------------------------------------------------
MANAGEMENT FEES               0.55%            0.55%            0.55%            0.55%

12B-1 FEES                    0.20%            0.95%            0.75%             --

OTHER EXPENSES                0.17%            0.17%            0.17%            0.17%
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (GROSS)      0.92%            1.67%            1.47%            0.72%

WAIVERS/
REIMBURSEMENTS               (0.04%)          (0.04%)          (0.04%)          (0.04%)
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (NET)        0.88%            1.63%            1.43%            0.68%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 69                  $ 83                  $ 45                   $22
5 YEARS                 $ 89                  $100                  $ 78                   $38
10 YEARS                $146                  $173                  $171                   $85


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending      Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,          Value   Income(c)  Investments(a)   Income     Gains     Value
 -------------     --------- ---------- -------------- ---------- --------- ---------
 CLASS A
 (10/86)
 1997(e)            $10.73      $.28         $.40        $(.28)    $  --     $11.13
-------------------------------------------------------------------------------------
 1996                10.85       .57         (.12)        (.57)       --      10.73
-------------------------------------------------------------------------------------
 1995                10.43       .58          .42         (.58)       --      10.85
-------------------------------------------------------------------------------------
 1994                10.81       .60         (.38)        (.60)       --      10.43
-------------------------------------------------------------------------------------
 1993                10.13       .63          .69         (.64)       --      10.81
-------------------------------------------------------------------------------------
 1992                 9.81       .65          .32         (.65)       --      10.13
-------------------------------------------------------------------------------------
 1991                 9.60       .64          .21         (.64)       --       9.81
-------------------------------------------------------------------------------------
 1990                 9.72       .64         (.12)        (.64)       --       9.60
-------------------------------------------------------------------------------------
 1989                 9.12       .64          .60         (.64)       --       9.72
-------------------------------------------------------------------------------------
 1988                 9.12       .64           --         (.64)       --       9.12
-------------------------------------------------------------------------------------
 1987(d)              9.58       .35         (.47)        (.34)       --       9.12
-------------------------------------------------------------------------------------
 CLASS C
 (2/94)
 1997(e)             10.73       .25          .40         (.25)       --      11.13
-------------------------------------------------------------------------------------
 1996                10.84       .51         (.11)        (.51)       --      10.73
-------------------------------------------------------------------------------------
 1995                10.43       .52          .41         (.52)       --      10.84
-------------------------------------------------------------------------------------
 1994(d)             11.22       .14         (.79)        (.14)       --      10.43
-------------------------------------------------------------------------------------
------------------ --------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
  Year Ending        Total   Net Assets Average Net    Average    Turnover
    May 31,        Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A
 (10/86)
 1997(e)             12.78%+    $81.1      .83%+       5.11%+         19%
-------------------------------------------------------------------------------------
 1996                 4.21       80.1      .69         5.20           38
-------------------------------------------------------------------------------------
 1995                10.03       80.4      .82         5.59           27
-------------------------------------------------------------------------------------
 1994                 1.92       82.7      .64         5.48           21
-------------------------------------------------------------------------------------
 1993                13.37       72.8      .44         6.03           20
-------------------------------------------------------------------------------------
 1992                10.25       51.1      .44         6.55           34
-------------------------------------------------------------------------------------
 1991                 9.19       38.9      .78         6.62           18
-------------------------------------------------------------------------------------
 1990                 5.53       32.1      .85         6.63           37
-------------------------------------------------------------------------------------
 1989                14.04       29.4      .92         6.85           37
-------------------------------------------------------------------------------------
 1988                 7.45       33.7      .86         6.96           68
-------------------------------------------------------------------------------------
 1987(d)             (2.67)      31.7      .84+        6.17+          40
-------------------------------------------------------------------------------------
 CLASS C
 (2/94)
 1997(e)             12.23+       2.5     1.38+        4.55+          19
-------------------------------------------------------------------------------------
 1996                 3.75        2.0     1.23         4.64           38
-------------------------------------------------------------------------------------
 1995                 9.32        1.6     1.36         5.01           27
-------------------------------------------------------------------------------------
 1994(d)            (16.61)       1.1     1.20+        4.36+          21
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.

(b) Total returns are calculated on net asset value and are annualized for periods of less than 12 months.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.


--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.08% to 0.88% and on Class C from 1.63% to 1.43%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers - Investment Adviser," to continue Flagship's general dividend-setting practices. Nuveen Advisory also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distri-bution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Colorado Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         May 4, 1987
NET ASSETS:
         $32.7 million
 Information as of 11/30/96         See Notes on Next Page          z

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.77%             6.24%             1.66%             5.87%             6.24%
5 YEARS          7.13%             8.06%             6.65%             7.68%             8.06%
INCEPTION        6.88%             7.36%             6.87%             6.99%             7.36%

Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)
[BARCHART APPEARS HERE:]

Average Maturity                              17.1

Average Modified                               9.9
Duration

--------------------------------------------------------------------------------
CREDIT QUALITY
[PIE CHART APPEARS HERE:]

AAA (59%)
AA (7%)
A (15%)
BBB (10%)
NR (9%)


--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)
[PIE CHART APPEARS HERE:
Escrowed to
Maturity (31%)
Pre-refunded (12%)
Municipal Revenue/
Transportation (11%)
Special Tax
Revenue (9%)
Non-State General
Obligations (8%)
Other (29%)

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A    CLASS B CLASS C CLASS R
------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)     --      --      --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --      --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    -- (1)     5%(2)   1%(3)   --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES(4)
(Annual, as % of Average Net Assets)

                             CLASS A          CLASS B          CLASS C          CLASS R
---------------------------------------------------------------------------------------
MANAGEMENT FEES               0.55%            0.55%            0.55%            0.55%
12B-1 FEES                    0.20%            0.95%            0.75%             --
OTHER EXPENSES                0.28%            0.28%            0.28%            0.28%
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (GROSS)      1.03%            1.78%            1.58%            0.83%
WAIVERS/
REIMBURSEMENTS               (0.45%)          (0.45%)          (0.45%)          (0.45%)
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (NET)        0.58%            1.33%            1.13%            0.38%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES(5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 48                  $ 53                  $ 12                   $ 4
3 YEARS                 $ 60                  $ 74                  $ 36                   $12
5 YEARS                 $ 73                  $ 85                  $ 62                   $21
10 YEARS                $112                  $140                  $137                   $48


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (5/87)
 1997(d)            $ 9.79      $.26        $ .45        $(.26)     $ --     $10.24
-------------------------------------------------------------------------------------
 1996                 9.93       .54         (.13)        (.55)       --       9.79
-------------------------------------------------------------------------------------
 1995                 9.62       .57          .30         (.56)       --       9.93
-------------------------------------------------------------------------------------
 1994                10.04       .58         (.37)        (.58)      (.05)     9.62
-------------------------------------------------------------------------------------
 1993                 9.56       .60          .55         (.60)      (.07)    10.04
-------------------------------------------------------------------------------------
 1992                 9.29       .61          .27         (.61)       --       9.56
-------------------------------------------------------------------------------------
 1991                 9.13       .60          .17         (.61)       --       9.29
-------------------------------------------------------------------------------------
 1990                 9.24       .62         (.12)        (.61)       --       9.13
-------------------------------------------------------------------------------------
 1989                 8.78       .63          .46         (.63)       --       9.24
-------------------------------------------------------------------------------------
 1988                 9.27       .62         (.46)        (.65)       --       8.78
-------------------------------------------------------------------------------------
 1987(e)              9.58       .10         (.41)         --         --       9.27
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                     Ratio of Net
                                          Ratio of    Investment
                                Ending   Expenses to   Income to   Portfolio
   Year Ending       Total    Net Assets Average Net    Average    Turnover
     May 31,       Return(b)  (millions)  Assets(c)  Net Assets(c)   Rate
------------------ ---------- ---------- ----------- ------------- ---------
 CLASS A (5/87)
 1997(d)             14.73%+    $32.7        .70%+        5.30%+       12%
-------------------------------------------------------------------------------------
 1996                 4.14       33.6        .55          5.41         70
-------------------------------------------------------------------------------------
 1995                 9.54       34.9        .50          5.99         38
-------------------------------------------------------------------------------------
 1994                 2.03       35.8        .37          5.71         42
-------------------------------------------------------------------------------------
 1993                12.41       26.7        .41          6.05         30
-------------------------------------------------------------------------------------
 1992                 9.80       15.7        .49          6.42         39
-------------------------------------------------------------------------------------
 1991                 8.75        9.1        .84          6.62         29
-------------------------------------------------------------------------------------
 1990                 5.59        7.4        .87          6.70         16
-------------------------------------------------------------------------------------
 1989                12.83        7.5        .67          7.04         19
-------------------------------------------------------------------------------------
 1988                 2.13        7.6        .55          7.03        138
-------------------------------------------------------------------------------------
 1987(e)            (43.74)       1.6        .03+        13.96+       114
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.

(b) Total returns are calculated on net asset value and are annualized for periods of less than 12 months.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) For the six months ending November 30, 1996.
(e) From commencement of class operations as noted.



--------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.78% to 0.58% and on Class C from 1.33% to 1.13%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship New Mexico Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         September 16, 1992
NET ASSETS:
         $52.0 million
 Information as of 11/30/96         See Notes on Next Page

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.33%             5.77%             1.19%             5.40%             5.77%
INCEPTION        5.97%             7.05%             6.27%             6.68%             7.05%

Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
------------------------------------------------------------------------------

MATURITY (YEARS)

[BAR CHARTS APPEARS HERE:]

Average Maturity              20.0
Average Modified Duration      8.9

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE:]

AAA (50%)
AA  (15%)
A   (17%)
BBB (17%)
NR   (1%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION

[PIE CHART APPEARS HERE:]

Housing/Single Family                           (8%)
Special Tax Revenue                            (29%)
Other                                          (29%)
Municipal Revenue/Utility                      (13%)
Student Loan Revenue Bonds                     (10%)
Education                                      (11%)

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

TRANSACTION EXPENSE                                     CLASS A  CLASS B  CLASS C  CLASS R
------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    -- (1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (3)
(Annual, as % of Average Net Assets)

                            CLASS A          CLASS B          CLASS C          CLASS R
--------------------------------------------------------------------------------------
MANAGEMENT FEES              0.55%            0.55%            0.55%            0.55%
12B-1 FEES                   0.20%            0.95%            0.75%             --
OTHER EXPENSES               0.24%            0.24%            0.24%            0.24%
--------------------------------------------------------------------------------------
  TOTAL EXPENSE (GROSS)      0.99%            1.74%            1.54%            0.79%
WAIVERS/
REIMBURSEMENTS              (0.10%)          (0.10%)          (0.10%)          (0.10%)
--------------------------------------------------------------------------------------
  TOTAL EXPENSES (NET)       0.89%            1.64%            1.44%            0.69%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 69                  $ 84                  $ 46                   $22
5 YEARS                 $ 89                  $101                  $ 79                   $38
10 YEARS                $147                  $174                  $172                   $86


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------------------------------------------------------------------------
CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
(INCEPTION DATE)
                                        Net Realized             Distribu-
                                        and Unreal-   Dividends    tions
                  Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
----------------  --------- ---------- -------------- ---------- --------- ---------
CLASS A (9/92)
 1997(e)           $ 9.81      $.25        $ .43        $(.25)      $--     $10.24
------------------------------------------------------------------------------------
 1996               10.01       .51         (.19)        (.52)       --       9.81
------------------------------------------------------------------------------------
 1995                9.68       .52          .33         (.52)       --      10.01
------------------------------------------------------------------------------------
 1994               10.04       .53         (.33)        (.53)      (.03)     9.68
------------------------------------------------------------------------------------
 1993(d)             9.58       .37          .46         (.37)       --      10.04
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
CLASS             RATIOS/SUPPLEMENTAL DATA:
(INCEPTION DATE)
                                       Ratio of  Ratio of Net
                                       Expenses  Investment
                                          to      Income to
                              Ending    Average    Average   Portfolio
  Year Ending       Total   Net Assets    Net        Net     Turnover
    May 31,       Return(b) (millions) Assets(c)  Assets(c)    Rate
----------------- --------- ---------- --------- ----------- ---------
CLASS A (9/92)
 1997(e)            14.08%+   $52.0       .77%+     5.09%+       20%
------------------------------------------------------------------------------------
 1996                3.18      51.2       .68       5.10         57
------------------------------------------------------------------------------------
 1995                9.25      52.2       .67       5.48         38
------------------------------------------------------------------------------------
 1994                1.92      51.2       .40       5.24         39
------------------------------------------------------------------------------------
 1993(d)            11.72      31.5       .14+      5.28+        36
------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.

(b) Total returns are calculated on net asset value and are annualized for periods of less than 12 months.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.




--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.09% to 0.89% and on Class C from 1.64% to 1.44%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Advis-er," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.

PAGE 7------------------------------------------------------------------------

 FUND STRATEGIES


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INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

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HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest substantially all of their assets (at least 80%) in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds, however, may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The Arizona Fund may not invest more than 20% of its net assets in these territorial municipal bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.


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PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

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RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. These risks may be greater for the Colorado and New Mexico Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Arizona Fund described in this prospectus, which is a diversified fund.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

As a diversified fund, the Arizona Fund also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of the fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.


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 INVESTING IN THE FUNDS


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HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

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HOW TO SELECT A
PURCHASE OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

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CLASS A SALES CHARGES AND COMMISSIONS

                                                                                 AUTHORIZED
                                                                                   DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                             AS % OF                                              AS % OF
                              PUBLIC                   AS % OF                     PUBLIC
                             OFFERING                  YOUR NET                   OFFERING
  PURCHASE AMOUNT              PRICE                  INVESTMENT                   PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            4.20%                     4.38%                      3.70%
    $50,000-100,000            4.00                      4.18                       3.50
   $100,000-250,000            3.50                      3.63                       3.00
   $250,000-500,000            2.50                      2.56                       2.00
 $500,000-1,000,000            2.00                      2.04                       1.50
$1,000,000 and over            --(1)                     --                           --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.


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Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs.

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OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

SALES CHARGE REDUCTIONS

 . Rights of Accumulation
 . Letter of Intent (LOI)
 . Group Purchase

SALES CHARGE WAIVERS

 . Unit Trust Reinvestment
 . Purchases using Redemptions from Unrelated Funds
 . Fee-Based Programs
 . Bank Trust Departments
 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

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CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

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HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the


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necessary documentation. Your financial adviser may charge you for this serv-ice.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

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EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not


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exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

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OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account, or directly from your paycheck. To invest regularly from your bank account, (see "Fund Direct--Electronic Funds Transfer") below), simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             (CHART APPEARS HERE)

                                 ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -----------------------------------
           YEAR     INVESTED      4.00%         5.00%         6.00%
           ----     --------     -------       -------       -------
              0     $ 2,874      $ 2,874       $ 2,874       $ 2,874
              5       8,622        9,861        10,203        10,561
             10      14,370       18,391        19,610        20,929
             15      20,118       28,807        31,681        34,913
             20      25,866       41,525        47,173        53,779


SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer") below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


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REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If your need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.
 DIVIDENDS AND TAXES


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HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first busi-ness day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more
stable monthly dividend, each
fund may sometimes distribute
less or more than the amount of
net income earned in a partic-
ular period as a result of fluc-
tuations in a fund's net income.
Undistributed net income is
included in the fund's share
price; similarly, distributions
from previously undistributed
net income reduce the fund's
share price. This dividend
policy is not expected to affect
the management of a fund's port-
folio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

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TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income


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taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contem-plating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

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TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

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TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD
TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
--------         -----               -----               -----               -----                -----
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.


--------------------------------------------------------------------------------

 GENERAL INFORMATION


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HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds

  P.O. Box 8509

  Boston, MA 02266-8509

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

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FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective December 31, 1996, The John Nuveen Company acquired Flagship Resources, Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

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MANAGEMENT FEES

AVERAGE DAILY NET ASSET VALUE  MANAGEMENT FEE
---------------------------------------------
For the first $125 million        0.5500%
For the next $125 million         0.5375%
For the next $250 million         0.5250%
For the next $500 million         0.5125%
For the next $1 billion           0.5000%
For assets over $2 billion        0.4750%

For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Jan Terbruggen is the portfolio manager for the Arizona, Colorado, and New Mexico Funds. Mr. Terbruggen has managed the funds since 1992 and since 1992 had been a Vice President of Flagship Financial Inc., the funds' prior invest-ment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and
Class C shares, Nuveen retains the first year's service


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fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Boston Financial, P.O. Box 8509, Boston, MA 02266-8509, currently serves as transfer agent for each fund.

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HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

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HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

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ORGANIZATION

The Trust is an open-end investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same port-folio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to the transfer agent no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

The Arizona Fund was formed as a result of a merger between existing Nuveen and Flagship funds. The performance and the financial information of the fund reflects that of the predecessor Flagship fund.


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 APPENDIX


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SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

ARIZONA

Arizona's economy is primarily based on services, tourism and high-tech manu-facturing as well as the military. Agriculture and mining of primary metals still play a role. The state experienced rapid population growth and a construction boom in the 1980's which has slowed somewhat in the first half of this decade. The service and trade sectors account for over half of employ-ment.

Statewide the unemployment rate was 5.8% at the end of August 1996 while unem-ployment in the State's two largest metropolitan areas, Phoenix-Mesa and Tucson, were a very low 3.8% and 3.6%. Personal income growth in Arizona ranked 2nd in the nation in 1995, rising to $20,421 per capita from $19,153 in 1994.

The Arizona Constitution restricts the legislature's power to raise revenues by increasing property taxes. The State has also enacted limits on annual spending. 1995 general fund revenues were $4.23 billion against expenditures of $4.43 billion. Arizona does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its independent creditworthiness.

Tax Treatment.

The Arizona Fund's regular monthly dividends will not be subject to the Arizona individual income tax to the extent they are paid out of income earned on Arizona municipal bonds or U.S. government securities. You will be subject to Arizona personal income tax, however, to the extent the Arizona Fund distributes any taxable income or realized capital gains, or if you sell or exchange Arizona Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Arizona Fund is similar to that described above.

COLORADO

Colorado's trade and service sectors represent over half of non-agricultural employment in the State's economy and have expanded in the past years. Manu-facturing employment is comparatively small and continues to shrink due to the concentration in defense production. The trade and services sectors, led by a healthy tourist industry, helped pull the State out of a recession in the late 1980's which had been caused by contractions in the energy, high technology and construction industries. The State's economic activity tends to mimic that of the nation as a whole albeit less severely according to Colorado's Office of State Planning and Budgeting.

Colorado's unemployment rate was a very low 3.9% in August 1996, below the national average of 5.1%. Job growth increased 2.3% in the year ending August 1995. Meanwhile, per capita personal income grew to $23,449 in 1995.

1995 general fund revenues were $5.96 billion against expenditures of $5.17 billion. There is no outstanding general obligation debt, but outstanding lease obligations are rated A by Moody's and AAA by Standard & Poor's.

Tax Treatment.

The Colorado Fund's regular monthly dividends will not be subject to Colorado personal income taxes to the extent they are paid out of income earned on Colorado municipal bonds or U.S. government securities. You will be subject to Colorado personal income taxes, however, to the extent the Colorado fund distributes any taxable income, or if you sell or exchange Colorado Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Colorado Fund is similar to that described above.

NEW MEXICO

New Mexico's major industries include energy resources, tourism, services, crafts, agribusiness, manufacturing and mining. Energy resource production, including crude petroleum, natural gas, uranium and coal, was approximately $4.28 billion in 1993. Nonfuel mineral production represented $914 million in 1994. The economy also benefits from the employment and technology base supplied by federal government scientific research facilities at Los Alamos, Albuquerque and White Sands. Tourism generated about $2.3 billion for the state according to a 1991 estimate, a trend that should continue given the large number of state and federal park lands in the State.


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Finally, crop and livestock production remains diverse given the State's variety of climactic conditions and will also remain a major part of the econ-omy.

New Mexico's unemployment rate rose from 6.4% in August 1995 to 7.2% in August 1996, surpassing the respective national averages of 5.6% and 5.1%. At the same time, per capita income rose 6.1% in 1995 to reach $18,055, the ninth largest increase in the country.

A state Board consisting of the Governor, Lt.-Governor, Treasurer and four appointees maintains general supervisory authority over the fiscal affairs of the state as the Constitution limits meetings of the Legislature to 90 calendar days every two years. The executive branch's Department of Finance and Administration holds the annual budget hearings. The Governor may exercise a line-item veto over appropriations measures. 1995 unaudited general fund revenues were $2.75 billion against expenditures of $2.78 billion.
1996 projected revenues are $2.824 billion. As of February 9, 1996, Moody's gives the State's general obligation debt an Aa rating while S&P gives it an AA+ rating.

Tax Treatment.

The New Mexico Fund's regular monthly dividends will not be subject to the New Mexico personal income tax to the extent they are paid out of income earned on New Mexico municipal obligations or U.S. government securities. You will be subject to New Mexico personal income tax, however, to the extent the New Mexico Fund distributes any taxable income or realized capital gains, or if you sell or exchange New Mexico Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the New Mexico Fund is similar to that described above.


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                         Nuveen Family of Mutual Funds

           Nuveen's family of funds offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           MUNICIPAL BOND FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes

           1. Long-term, insured long-term, intermediate-term and limited-term portfolios.

           2. Long-term and insured long-term portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227
                                                                    VPR-MS2

                                                                FEBRUARY 1, 1997

NUVEEN FLAGSHIP MULTISTATE TRUST I

NUVEEN FLAGSHIP ARIZONA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP COLORADO MUNICIPAL BOND FUND

NUVEEN FLAGSHIP FLORIDA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NEW MEXICO MUNICIPAL BOND FUND

NUVEEN OKLAHOMA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP VIRGINIA MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust I dated February 1, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 414-7447.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-10
Investment Adviser and Investment Management Agreement..................... S-15
Portfolio Transactions..................................................... S-16
Net Asset Value............................................................ S-16
Tax Matters................................................................ S-17
Performance Information.................................................... S-23
Additional Information on the Purchase and Redemption of Fund Shares....... S-31
Distribution and Service Plan.............................................. S-35
Independent Public Accountants and Custodian............................... S-36
Financial Statements....................................................... S-36
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Semi-Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and temporary investments, as those terms are defined in the Prospectus.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust I (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust I. The Trust is an open-end management series company under SEC Rule 18f-
2. Each Fund is a separate series issuing its own shares. The Trust currently has nine series: the Nuveen Flagship Arizona Municipal Bond Fund (formerly the Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Colorado Municipal Bond Fund (formerly the Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Florida Municipal Bond Fund (formerly the Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Florida Intermediate Municipal Bond Fund (formerly the Flagship Florida Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly the Nuveen Maryland Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen Flagship New Mexico Municipal Bond Fund (formerly the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Oklahoma Municipal Bond Fund (formerly the Flagship Oklahoma Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Pennsylvania Municipal Bond Fund (formerly the Flagship Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Virginia Municipal Bond Fund (formerly the Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). The Nuveen Oklahoma Municipal Bond Fund has issued no shares to date. Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

PORTFOLIO SECURITIES

  As described in the Prospectus, each of the Funds invests primarily in a portfolio of Municipal Obligations free from regular federal and state income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

PORFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with its investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the Funds, for the fiscal year-end of the Fund as a series of its predecessor entity (described above), as indicated, were:

                                                                        FISCAL
                                                                         YEAR
                                                                       1995 1996
                                                                       ---- ----
       Arizona Municipal Bond Fund (5/31).............................  27% 38%
       Colorado Municipal Bond Fund (5/31)............................  38% 70%
       Florida Municipal Bond Fund (5/31).............................  53% 94%
       Florida Intermediate Municipal Bond Fund (5/31)................ 105% 66%
       Maryland Municipal Bond Fund (1/31)............................  35% 17%
       New Mexico Municipal Bond Fund (5/31)..........................  38% 57%
       Pennsylvania Municipal Bond Fund (5/31)........................  50% 65%
       Virginia Municipal Bond Fund (5/31)............................  50% 17%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest primarily all of its net assets in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO ARIZONA

  Arizona's economy is primarily based on services, tourism and high-tech manufacturing as well as the military. Agriculture and mining of primary metals still play a role. The state experienced rapid population growth and a construction boom in the 1980's which has slowed somewhat in the first half of this decade. The service and trade sectors account for over half of employment.

  Statewide the unemployment rate was 5.8% at the end of August 1996 while unemployment in the State's two largest metropolitan areas, Phoenix-Mesa and Tucson, were a very low 3.8% and 3.6%. Personal income growth in Arizona ranked 2nd in the nation in 1995, rising to $20,421 per capita from $19,153 in 1994.

  The Arizona Constitution restricts the legislature's power to raise revenues by increasing property taxes. The State has also enacted limits on annual spending. 1995 general fund revenues were $4.23 billion against expenditures of $4.43 billion. Arizona does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its independent creditworthiness.

FACTORS PERTAINING TO COLORADO

  Colorado's trade and service sectors represent over half of non-agricultural employment in the State's economy and have expanded in the past years. Manufacturing employment is comparatively small and continues to shrink due to the concentration in defense production. The trade and services sectors, led by a healthy tourist industry, helped pull the State out of a recession in the late 1980's which had been caused by contractions in the energy, high technology and construction industries. The State's economic activity tends to mimic that of the nation as a whole albeit less severely according to Colorado's Office of State Planning and Budgeting.

  Colorado's unemployment rate was a very low 3.9% in August 1996, below the national average of 5.1%. Job growth increased 2.3% in the year ending August 1995. Meanwhile, per capita personal income grew to $23,449 in 1995.

  1995 general fund revenues were $5.96 billion against expenditures of $5.17 billion. There is no outstanding general obligation debt, but outstanding base obligations are rated A by Moody's and AAA by Standard & Poor's.

FACTORS PERTAINING TO FLORIDA

  Florida's trade and service sectors have driven the state's economic growth in recent years and account for half of non-agricultural employment. In general, the state's economy tracked the national economy through the recent recession and subsequent recovery. Florida historically enjoys a strong job growth rate, but it is slowed to a projected 3.3% in 1995-6. The crucial tourism sector did not expand in 1995 in part due to crime concerns, product maturity, higher prices and competition from other resort areas. In the past, the state's economy depended heavily on construction activity and the sector remains important despite decreased dependence on it for overall growth.

  Florida's unemployment rate of 5.4% stood slightly above the national average of 5.1% in August 1996. Per capita income rose 5.8% in 1995 to reach $22,916.

  Florida voters approved a Constitutional amendment in 1995 which limits the rate of growth of state revenues to the growth rate of personal income in the state. 1995 general fund revenues were $13.89 billion against expenditures of

$11.87 billion. The state estimates that 1996 revenues will rise by 2.7% and expenditures 3.5% over 1995 levels. As of February 9, 1996, Moody's gives the state's general obligation debt an Aa rating while S&P gives it an AA rating.

FACTORS PERTAINING TO MARYLAND

  Maryland's rate of economic growth has slowed in the 1990's after a period of rapid expansion in the decade before. Indicators such as income growth, unemployment and retail sales levels have trailed the national average. Services, wholesale and retail trade, government and manufacturing account for most of the state's employment. Unlike in most states, government employment surpasses manufacturing employment in Maryland. The manufacturing sector consists chiefly of printing and publishing, food products, industrial machinery, electronics and chemicals.

  The state's unemployment rate fell to 4.7% by August 1996 from 5.0% a year earlier. Both times, it ranked below the national average. Maryland residents' personal income per capita ranks fifth in the nation. Per capita income rose 4.3% in 1995 to reach $25,927.

  The state constitution mandates a balanced budget forcing the Governor to reduce 1993 appropriations to offset a 1992 deficit. State expenditures totaled $11.8 billion and $12.4 billion in 1993 and 1994. The state estimated 1995 expenditures at $13.4 billion leaving a $49.5 million surplus. Reserves totaled some 223.6 million at the end of fiscal 1995. As of February 9, 1996, Moody's gives the state's general obligation debt an Aaa rating while S&P gives it an AAA rating.

FACTORS PERTAINING TO NEW MEXICO

  New Mexico's major industries include energy resources, tourism, services, crafts, agribusiness, manufacturing and mining. Energy resource production, including crude petroleum, natural gas, uranium and coal, was approximately $4.28 million in 1993. Nonfuel mineral production represented $914 million in 1994. The economy also benefits from the employment and technology base supplied by federal government scientific research facilities at Los Alamos, Albuquerque and White Sands. Tourism generated about $2.3 billion for the state according to a 1991 estimate, a trend that should continue given the large number of state and federal park lands in the state. Finally, crop and livestock production remains diverse given the state's variety of climactic conditions and will also remain a major part of the economy.

  New Mexico's unemployment rate rose from 6.4% in August 1995 to 7.2% in August 1996, surpassing the respective national averages of 5.6% and 5.1%. At the same time, per capita income rose 6.1% in 1995 to reach $18,055, the ninth largest increase in the country.

  A state Board consisting of the Governor, Lt.-Governor, Treasurer and four appointees maintains general supervisory authority over the fiscal affairs of the state as the Constitution limits meetings of the Legislature to 90 calendar days every two years. The executive branch's Department of Finance and Administration holds the annual budget hearings. The Governor may exercise a line-item veto over appropriations measures. The 1994 Legislature cut taxes after the state's economic strength produced significant surpluses. 1995 unaudited general fund revenues were $2.75 billion against expenditures of $2.78 billion. 1996 projected revenues are $2.824 billion. As of February 9, 1996, Moody's gives the state's general obligation debt an Aa1 rating while S&P gives it an AA+ rating.

FACTORS PERTAINING TO OKLAHOMA

  Oklahoma's principal industries include trade, manufacturing, mineral and energy exploration and production and agriculture. Oklahoma is vulnerable to cyclical fluctuations in oil and gas prices just like any other energy driven economy. Nonfuel mineral represented $338 million in activity in 1994 while tourists spent some $3 billion in the state during the same year.

  Oklahoma's unemployment rate is low compared to the national average. It stood at 3.9% in August 1996 and 4.2% in August 1995 compared to national averages of 5.1% and 5.6%. Per capita income rose 3.1% in 1995 to reach $18,152.

  As of February 9, 1996, Moody's gives the state's general obligation debt an Aa rating while S&P gives it an AA rating.

FACTORS PERTAINING TO PENNSYLVANIA

  Both Pennsylvania and its largest city, Philadelphia, have experienced difficult budget shortfalls in recent years. The industrial composition of the Commonwealth has diversified from its peak as heavy-industry cluster for coal and steel production, especially with the advent of foreign competition in the last decade. Manufacturing employment has fallen behind that of the service and trade sectors. New growth emanates from the service sectors especially trade, medical and health services, educational and financial institutions. Agriculture remains an important component of the economic structure while food related industries support even more activity.

  Pennsylvania's unemployment rate has approximated the national average in the past year, falling to 5.0% in August 1996 from 5.6% in August 1995. Per capita income rose 4.9% in 1995 to reach $23,279.

  The Governor must submit a balanced operating budget by law and while the General assembly may change items, the Governor retains a line-item veto power. Total appropriations cannot exceed estimated revenues, also taking into account any deficit or surplus remaining from the previous year. The government was forced to enact significant cuts and tax increases to deal with severe shortfalls in 1990-2. The financial situation improved in 1993 and 1994 leading to surpluses. The 1995 budget also projected surplus of some $4 million. As of February 9, 1996, Moody's gives the state's general obligation debt an A1 rating while S&P gives it an AA- rating.

FACTORS PERTAINING TO VIRGINIA

  The Virginia economy is broad-based and includes manufacturing, tourism, agriculture, ports, mining and fisheries. Export diversification is an encouraging sign of growth. Manufacturing, while significant, ranks behind services, trade and government in share of employment. The federal government is a major employer given the proximity of Washington, D.C. and the large numbers of workers employed at Hampton Roads, the nation's largest concentration of military installations. Civilian defense employment has dropped and further cuts are likely in wake of reductions in defense spending. Still, Virginia's economy has recovered gradually from the nationwide recession. Non-agricultural employment also tends to mirror that of the nation.

  Virginia's unemployment rate was low 4.1% in August 1996 having dropped further from the previous year's rate of 4.6%. Per capita income rose 4.9% in 1995 to reach $23,597.

  Virginia's Constitution requires a balanced biennial budget. Beyond that, the Commonwealth historically operates on a fiscally conservative basis and produced undesignated surpluses in 1992, 1993 and 1994. [1995 and 96 budget] As of February 9, 1996, Moody's gives the state's general obligation debt an Aaa rating while S&P gives it an AAA rating.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                               POSITIONS
                              AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------        ---   -----------                   ----------------------
Timothy R.              47  Chairman and     Chairman since July 1, 1996 of The John Nuveen
 Schwertfeger*               Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 333 West Wacker Drive                        Advisory Corp. and Nuveen Institutional Advisory
 Chicago, IL 60606                            Corp.; prior thereto Executive Vice President and
                                              Director of The John Nuveen Company (since March
                                              1992), John Nuveen & Co. Incorporated, Nuveen
                                              Advisory Corp. (since October 1992) and Nuveen
                                              Institutional Advisory Corp. (since October 1992).
Anthony T. Dean*        51  President and    President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive       Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                            Advisory Corp. and Nuveen Institutional Advisory
                                              Corp.; prior thereto, Executive Vice President and
                                              Director of The John Nuveen Company (since March
                                              1992), John Nuveen & Co. Incorporated, Nuveen
                                              Advisory Corp. (since October 1992) and Nuveen
                                              Institutional Advisory Corp. (since October 1992).
Lawrence H. Brown       62   Trustee         Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                          The Northern Trust Company.
 Highwood, IL 60040
Robert P. Bremner       56   Trustee         Private Investor and Management Consultant.
 3725 Huntington
 Street, N.W.
 Washington, D.C. 20015
Anne E. Impellizzeri    64   Trustee         President and Chief Executive Officer of Blanton-
 3 West 29th Street                           Peale Institute (since December 1990); prior
 New York, NY 10001                           thereto, Vice President of New York City
                                              Partnership (from 1987 to 1990).
Margaret K. Rosenheim   70   Trustee         Helen Ross Professor of Social Welfare Policy,
 969 East 60th Street                         School of Social Service Administration,
 Chicago, IL 60637                            University of Chicago.
Peter R. Sawers         63   Trustee         Adjunct Professor of Business and Economics,
 22 The Landmark                              University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                         Lake Forest Graduate School of Management, Lake
                                              Forest, Illinois (since January 1992); prior
                                              thereto, Executive Director, Towers Perrin
                                              Australia (management consultant); Chartered
                                              Financial Analyst; Certified Management
                                              Consultant.
William J. Schneider    52   Trustee         Senior Partner, Miller-Valentine Partners, Vice
 4000 Miller-Valentine                        president, Miller-Valentine Realty, Inc.
 Ct.
 P.O. Box 744
 Dayton, OH 45401
Michael S. Davern       39   Vice President  Vice President of Nuveen Advisory Corp. (since
 One South Main Street                        January 1997); Vice President and Portfolio
 Dayton, OH 45402                             Manager (since September 1991) of Flagship
                                              Financial.
William M. Fitzgerald   32   Vice President  Vice President of Nuveen Advisory Corp. (since
 333 West Wacker Drive                        December 1995); Assistant Vice President of Nuveen
 Chicago, IL 60606                            Advisory Corp. (from September 1992 to December
                                              1995), prior thereto Assistant Portfolio Manager
                                              of Nuveen Advisory Corp. (from June 1988 to
                                              September 1992).
Kathleen M. Flanagan    49   Vice President  Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606

                         POSITIONS
                        AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------  ---   -----------                   ----------------------
J. Thomas         41   Vice President  Vice President of Nuveen Advisory Corp.
 Futrell
 333 West
 Wacker
 Drive
 Chicago, IL
 60606
Richard A.        33   Vice President  Vice President of Nuveen Advisory Corp. (since
 Huber                                  January 1997); Vice President and Portfolio
 3450                                   Manager (since August 1985) of Flagship Financial.
 Cassandra
 Drive
 Tipp City,
 OH 45371
Anna R.           50   Vice President  Vice President of John Nuveen & Co. Incorporated.
 Kucinskis
 333 West
 Wacker
 Drive
 Chicago, IL
 60606
Larry W.          45   Vice President  Vice President (since September 1992), and
 Martin                                 Assistant Secretary and Assistant General Counsel
 333 West                               of John Nuveen & Co. Incorporated; Vice President
 Wacker                                 (since May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago, IL                            and Assistant Secretary (since January 1992) of
 60606                                  Nuveen Institutional Advisory Corp.; Assistant
                                        Secretary of The John Nuveen Company (since
                                        February 1993).
Edward F.         31   Vice President  Vice President (since September 1996), previously
 Neild, IV                              Assistant Vice President (since December 1993) of
 One South                              Nuveen Advisory Corp., portfolio manager prior
 Main Street                            thereto (since January 1992); Vice President
 Dayton, OH                             (since September 1996), previously Assistant Vice
 45402                                  President (since May 1995) of Nuveen Institutional
                                        Advisory Corp., portfolio manager prior thereto
                                        (since January 1992).
O. Walter         57   Vice President  Vice President and Controller of The John Nuveen
 Renfftlen                              Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp.
 Drive
 Chicago, IL
 60606
H. William        62   Vice President  Vice President and Treasurer of The John Nuveen
 Stabenow                               Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp. (since January 1992).
 Drive
 Chicago, IL
 60606
Jan E.            41   Vice President  Vice President of Nuveen Advisory Corp. (since
 Terbrueggen                            January 1997); Vice President and Portfolio
 One South                              Manager (since January 1992) of Flagship
 Main Street                            Financial).
 Dayton, OH
 45402
Gifford R.        40   Vice President  Vice President (since September 1992), Assistant
 Zimmerman             and Assistant    Secretary and Assistant General Counsel of John
 333 West              Secretary        Nuveen & Co. Incorporated; Vice President (since
 Wacker                                 May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago, IL                            and Assistant Secretary (since January 1992) of
 60606                                  Nuveen Institutional Advisory Corp.

  Anthony Dean, Margaret Rosenheim and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 35 other Nuveen open-end funds. Mr. Dean, Mr. Schwertfeger, Mr. Brown, Ms. Impellizzeri, Ms. Rosenheim, and Mr. Sawers also are directors or trustees of 52 Nuveen closed-end funds.

  The following table sets forth estimated compensation paid or accrued by the Trust to each of the trustees of the Trust for the first full fiscal year and the total compensation that all Nuveen Funds paid to each trustee during the calendar year 1996. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $3,477(3)       $20,500(3)
      Lawrence H. Brown........................     $3,237          $58,500
      Anne E. Impellizzeri.....................     $3,237          $58,500
      Margaret K. Rosenheim....................     $3,579(2)       $66,315(1)
      Peter R. Sawers..........................     $3,237          $58,500
      William J. Schneider.....................     $3,700(3)       $21,500(3)

--------
(1) Includes $1,565 in interest accrued on deferred compensation from prior years.
(2) Includes $324 in interest accrued on deferred compensation from prior years.
(3) As a trustee of the Flagship Funds, for the 12 months ended May 31, 1996.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of January 3, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                   PERCENTAGE
NAME OF FUND AND CLASS     NAME AND ADDRESS OF OWNER              OF OWNERSHIP
----------------------     -------------------------              ------------
Nuveen Flagship Arizona
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     22.33%
 Class A Shares........... for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Arizona
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     30.11
 Class C Shares........... for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Colorado
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     26.16
 Class A Shares........... for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Florida
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     54.51
 Class A Shares........... for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Florida
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     73.95
 Class C Shares........... for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484

                           PaineWebber for the benefit of             5.09
                           Robert L. Brumm TTEE
                           UAD 8-8-80
                           FBO Robert L. Brumm
                           14300 Passage Way
                           Seminole, FL 33776-1003

                           Clark E. McDonald                          5.07
                           Sylvia K. McDonald JT Wros
                           Cypress Village #422A
                           4600 Middleton Park Cir. E.
                           Jacksonville, FL 32224-6623
Nuveen Flagship Florida
 Intermediate Municipal    Merrill Lynch, Pierce, Fenner & Smith     49.28
 Bond Fund                 for the sole benefit of its customers
 Class A Shares........... Attn: Fund Administration
                           4800 Deer Lake Dr. E Fl 3
                           Jacksonville, FL 32246-6484

                                                                     PERCENTAGE
NAME OF FUND AND CLASS        NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------        -------------------------             ------------

                              NFSC FEBO #OCF-075582                    19.16
                              Big Fork Holding Co.
                              A partnership
                              Mac A. Greco
                              600 Madison Street
                              Tampa, FL 33602-4017
Nuveen Flagship Florida
 Intermediate Municipal Bond  Merrill Lynch, Pierce, Fenner & Smith    82.43
 Fund                         for the sole benefit of its customers
 Class C Shares.............  Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Maryland Municipal
 Bond Fund                    NFSC FEBO # A1F-375349                   16.48
 Class A Shares.............  Imelda J. Hall
                              4610 Col. Fenwick Place
                              Upper Marlboro, MD 20772

                              Merrill Lynch, Pierce, Fenner & Smith     7.55
                              for the sole benefit of its customers
                              Attn: Fund Administration #97E83
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                              Evelyn A. Thomas TR                       5.12
                              UA April 10, 1991
                              Evelyn A. Thomas Trust
                              7215 Delfield St.
                              Chevy Chase, MD 20815-4045
Nuveen Maryland Municipal
 Bond Fund                    NFSC FEBO # OC8-463639                   42.27
 Class C Shares.............  Arnold P. Litman
                              15100 Carrolton Rd.
                              Rockville, MD 20853

                              Donaldson, Lufkin & Jenrette              5.64
                              Securities Corporation, Inc.
                              PO Box 2052
                              Jersey City, NJ 07303-9998

                              Catherine Small & Robert N. Small         5.45%
                              JT Ten WROS Not TC
                              1039 Bay Front Ave.
                              North Beach, MD 20714-9751

                              Jessie L. & John L. Daniels &             5.12
                              Diane D. Cole & Lynne D. Mella TRS
                              UA Dec 21, 1992
                              Jessie L. Daniels Trust
                              9039 Rouen Ln.
                              Potomac, ND 20854-3135
Nuveen Maryland Municipal
 Bond Fund                    Merrill Lynch, Pierce, Fenner & Smith     6.24
 Class R Shares.............  for the sole benefit of its customers
                              Attn: Fund Admn/#979D5
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                                                                     PERCENTAGE
NAME OF FUND AND CLASS        NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------        -------------------------             ------------
Nuveen Flagship New Mexico
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    38.18
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Pennsylvania
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    48.95
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Pennsylvania
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    61.87
 Class C Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                              Key Clearing Corp.                        8.44
                              A/C 6028-2544
                              PO Box 93971
                              Cleveland, OH 44101-5971
Nuveen Flagship Virginia
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    30.20
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Virginia
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    53.79
 Class C Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                              Charles Schwab & Co. Inc.                10.97%
                              Attn: Mutual Funds Dept.
                              101 Montgomery St.
                              San Francisco, CA 94104-4122
Nuveen Flagship Virginia
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith     6.80
 Class R Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%

  For all Funds, except the Maryland Fund, Nuveen Advisory has committed through at least 1998 to waive fees or reimburse expenses to the extent necessary to maintain a dividend level competitive with that of similar funds, and has also voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses for the Florida Fund, the Pennsylvania Fund, and the Virginia Fund so that the total operating expenses (not counting distribution and service fees, interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) for those funds do not exceed 0.75% of average daily net assets.

                         MANAGEMENT FEES NET OF EXPENSE FEE WAIVERS AND EXPENSE
                          REIMBURSEMENT PAID TO NUVEEN      REIMBURSEMENTS
                          ADVISORY FOR THE YEAR ENDED     FOR THE YEAR ENDED
                         ------------------------------------------------------
                          1/31/94    1/31/95   1/31/96  1/31/94 1/31/95 1/31/96
                         ---------- --------------------------- ------- -------
Maryland Municipal Bond
 Fund................... $  172,693   189,022   131,476 42,288  65,460  148,537


  For the last three fiscal years, the Arizona Municipal Bond Fund, the Colorado Municipal Bond Fund, the Florida Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, the New Mexico Municipal Bond Fund, the Oklahoma Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Virginia Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, as follows:

                            MANAGEMENT FEES NET OF
                            EXPENSE REIMBURSEMENT
                               PAID TO FLAGSHIP       FEE WAIVERS AND EXPENSE
                            FINANCIAL FOR THE YEAR        REIMBURSEMENTS
                                    ENDED               FOR THE YEAR ENDED
                           ------------------------ ---------------------------
                           5/31/94  5/31/95 5/31/96  5/31/94   5/31/95  5/31/96
                           -------- ------- ------- --------- --------- -------
Arizona Municipal Bond
 Fund..................... $ 43,162 122,032  82,113   377,569   277,079 337,926
Colorado Municipal Bond
 Fund..................... $     --      --     --    162,901   169,048 257,637
Florida Municipal Bond
 Fund..................... $314,749 633,336 980,751 1,676,047 1,093,473 685,218
Florida Intermediate
 Municipal Bond Fund...... $     --      --     --      2,503    19,498  75,798
New Mexico Municipal Bond
 Fund..................... $     --  17,972  32,291   225,840   226,715 226,537
Oklahoma Municipal Bond
 Fund..................... $     --      --     --         --        --     --
Pennsylvania Municipal
 Bond Fund................ $104,513  58,095  65,517   111,454   164,423 167,757
Virginia Municipal Bond
 Fund..................... $133,981 211,367 310,198   404,880   351,513 312,111

  As discussed in the Prospectus, in addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm specializing in the underwriting and distribution of tax-exempt securities and maintains the largest research department in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $35 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective

January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

MARYLAND

  The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.

  The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund's shareholders.

  The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes.

  Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Maryland state and local tax matters.

ARIZONA

  The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

  The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under (S)5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund's shareholders.

  The Arizona Fund is not subject to the Arizona corporate income tax.

  Distributions by the Arizona Funds that are attributable to interest on any obligation of Arizona and its political subdivision or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Arizona fund will be subject to the Arizona individual and corporate income taxes.

  Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Arizona state and local tax matters.

COLORADO

  The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

  The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund's shareholders.

  The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

  Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Colorado state and local tax matters.

FLORIDA

  The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the Florida Funds.

  The following is based on the assumptions that the Florida Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause distributions of Florida Funds to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the Florida Funds' shareholders.

  The Florida Funds will be subject to the Florida corporate income tax only if they have a sufficient nexus with Florida. If the Florida Funds are subject to the Florida corporate income tax, they do not expect to pay a material amount of such tax. The Florida Funds will not be subject to the Florida intangible personal property tax.

  Shares of the Florida Funds will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, the Funds hold only tax-exempt obligations of Florida and its political subdivisions or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"). If the Florida Funds hold any other types of assets on that date, then the entire value of the Funds' shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax.

  All distributions by the Florida Funds to corporate shareholders, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Funds will be subject to the Florida corporate income tax.

  Shares of the Florida Funds may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Florida state and local tax matters.

NEW MEXICO

  The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.

  The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund's shareholders.

  The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.

  Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning New Mexico and local tax matters.

PENNSYLVANIA

  The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders not does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.

  The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund's shareholders.

  The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will be subject to the Pennsylvania franchise tax only if it has a sufficient nexus with Pennsylvania. If it is subject to the Pennsylvania franchise tax, it does not expect to pay a material amount of such tax.

  Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax or the Pennsylvania corporate net income tax. Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. All other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes.

  Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Pennsylvania and local tax matters.

VIRGINIA

  The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.

  The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund's shareholders.

  The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Virginia Fund that are attributable to interest on any obligation of Virginia and its political subdivisions and instrumentalities ("Virginia Obligations") or to interest on obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Virginia personal income tax or the Virginia corporate income tax. Distributions attributable to gain on the sale or exchange of certain Virginia Obligations will be exempt from the Virginia personal and corporate income taxes if the enabling statute authorizing the particular obligation expressly exempts such gain from taxation. All remaining distributions will be subject to the Virginia personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

  If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

  Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Virginia state and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                      cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20% (3% for the Florida Intermediate Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column. None of the Funds had Class B Shares outstanding as of the date of this Statement of Additional Information.

                                               AS OF JULY 31, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      Maryland Municipal Bond Fund
        Class A Shares............. 4.35%       42.50%             7.57%
        Class C Shares............. 3.80%       42.50%             6.61%
        Class R Shares............. 4.80%       42.50%             8.35%
                                             AS OF NOVEMBER 30, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      Arizona Municipal Bond Fund
        Class A Shares............. 4.27%       43.00%             7.49%
        Class C Shares............. 3.92%       43.00%             6.88%
        Class R Shares.............   N/A          N/A               N/A
      Colorado Municipal Bond Fund
        Class A Shares............. 4.94%       42.50%             8.59%
        Class C Shares.............   N/A          N/A               N/A
        Class R Shares.............   N/A          N/A               N/A
      Florida Municipal Bond Fund
        Class A Shares............. 4.71%       39.60%             7.80%
        Class C Shares............. 4.36%       39.60%             7.22%
        Class R Shares.............   N/A          N/A               N/A
      Florida Intermediate
      Municipal Bond Fund
        Class A Shares............. 4.10%       39.60%             6.79%
        Class C Shares............. 3.68%       39.60%             6.09%
        Class R Shares.............   N/A          N/A               N/A
      New Mexico Municipal Bond
      Fund
        Class A Shares............. 4.73%       44.50%             8.52%
        Class C Shares.............   N/A          N/A               N/A
        Class R Shares.............   N/A          N/A               N/A
      Oklahoma Municipal Bond Fund
        Class A Shares.............   N/A          N/A               N/A
        Class C Shares.............   N/A          N/A               N/A
        Class R Shares.............   N/A          N/A               N/A
      Pennsylvania Municipal Bond
       Fund
        Class A Shares............. 4.78%       41.50%             8.17%
        Class C Shares............. 4.44%       41.50%             7.59%
        Class R Shares.............   N/A          N/A               N/A
      Virginia Municipal Bond Fund
        Class A Shares............. 4.76%       43.00%             8.35%
        Class C Shares............. 4.42%       43.00%             7.75%
        Class R Shares.............   N/A          N/A               N/A

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% (3% for the Florida Intermediate Fund), were as follows:

                                                              JULY 31, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      Maryland Municipal Bond Fund......................  4.58%   4.02%   5.01%
                                                            NOVEMBER 30, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      Arizona Municipal Bond Fund.......................  4.69%   4.37%     N/A
      Colorado Municipal Bond Fund......................  4.80%     N/A     N/A
      Florida Municipal Bond Fund ......................  4.85%   4.54%     N/A
      Florida Intermediate Municipal Bond Fund..........  4.34%   3.97%     N/A
      New Mexico Municipal Bond Fund....................  4.64%     N/A     N/A
      Oklahoma Municipal Bond Fund......................    N/A     N/A     N/A
      Pennsylvania Municipal Bond Fund..................  5.10%   4.79%     N/A
      Virginia Municipal Bond Fund......................  5.01%   4.69%     N/A

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes existing prior to February 1, 1997, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes. For classes created on February 1, 1997, total returns reflect the oldest class's performance for all periods, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
Maryland Municipal Bond fund
  Class A Shares.............................................  September 6, 1994
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................  September 6, 1994
  Class R Shares.............................................      July 26, 1991
Arizona Municipal Bond fund
  Class A Shares.............................................   October 29, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 7, 1994
  Class R Shares.............................................   February 1, 1997
Colorado Municipal Bond fund
  Class A Shares.............................................        May 4, 1987
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 1, 1997
  Class R Shares.............................................   February 1, 1997
Florida Municipal Bond fund
  Class A Shares.............................................      June 15, 1990
  Class B Shares.............................................   February 1, 1997
  Class C Shares............................................. September 14, 1995
  Class R Shares.............................................   February 1, 1997
Florida Intermediate Municipal Bond fund
  Class A Shares.............................................   February 1, 1994
  Class C Shares.............................................   February 2, 1994
  Class R Shares.............................................   February 1, 1997
New Mexico Municipal Bond fund
  Class A Shares............................................. September 16, 1992
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 1, 1997
  Class R Shares.............................................   February 1, 1997
Pennsylvania Municipal Bond fund
  Class A Shares.............................................   October 29, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 2, 1994
  Class R Shares.............................................   February 1, 1997
Virginia Municipal Bond fund
  Class A Shares.............................................     March 27, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................    October 4, 1993
  Class R Shares.............................................   February 1, 1997

  The annual total return figures for the Maryland Municipal Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year period ended July 31, 1996 and for the period from inception through July 30, 1996, were:

                                                    ANNUAL TOTAL RETURN
                                                ----------------------------
                                                  ONE YEAR    FROM INCEPTION
                                                    ENDED        THROUGH
                                                JULY 31, 1996 JULY 31, 1996
                                                ------------- --------------
      Maryland Municipal Bond Fund
        Class A Shares.........................     1.07%         5.49%
        Class B Shares.........................     0.74%         5.60%
        Class C Shares.........................     4.71%         5.78%
        Class R Shares.........................     5.74%         6.80%

  The annual total return figures for the Arizona Municipal Bond Fund, Colorado Municipal Bond Fund, Florida Municipal Bond Fund, New Mexico Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Virginia Municipal Bond Fund including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods (as applicable) ended August 31, 1996 and for the period from inception through November 30, 1996, were:

                                       ANNUAL TOTAL RETURN
                               -----------------------------------
                                                                     TEN
                                                                    YEARS
                                   ONE YEAR         FIVE YEARS      ENDED    FROM INCEPTION
                                     ENDED             ENDED       NOVEMBER      THROUGH
                               NOVEMBER 30, 1996 NOVEMBER 30, 1996 30, 1996 NOVEMBER 30, 1996
                               ----------------- ----------------- -------- -----------------
      Arizona Municipal Bond
       Fund
        Class A Shares........       0.53%             7.36%         7.29%        7.47%
        Class B Shares........       0.38%             7.55%         7.28%        7.46%
        Class C Shares........       4.38%             7.91%         7.26%        7.44%
        Class R Shares........       4.94%             8.29%         7.75%        7.93%
      Colorado Municipal Bond
       Fund
        Class A Shares........       1.77%             7.13%          N/A         6.88%
        Class B Shares........       1.66%             6.65%          N/A         6.87%
        Class C Shares........       5.87%             7.68%          N/A         6.99%
        Class R Shares........       6.24%             8.06%          N/A         7.36%
      Florida Municipal Bond
       Fund
        Class A Shares........       0.00%             6.56%          N/A         7.30%
        Class B Shares........      (0.15%)            6.74%          N/A         7.42%
        Class C Shares........       3.92%             6.65%          N/A         7.24%
        Class R Shares........       4.38%             7.48%          N/A         8.02%
      New Mexico Municipal
       Bond Fund
        Class A Shares........       1.33%             N/A            N/A         5.97%
        Class B Shares........       1.19%             N/A            N/A         6.27%
        Class C Shares........       5.40%             N/A            N/A         6.68%
        Class R Shares........       5.77%             N/A            N/A         7.05%
      Pennsylvania Municipal
       Bond Fund
        Class A Shares........       0.88%             6.51%         6.79%        6.88%
        Class B Shares........       0.75%             6.69%         6.78%        6.87%
        Class C Shares........       4.73%             6.89%         6.68%        6.76%
        Class R Shares........       5.30%             7.43%         7.24%        7.33%
      Virginia Municipal Bond
       Fund
        Class A Shares........       0.92%             6.59%         6.96%        7.24%
        Class B Shares........       0.77%             6.77%         6.95%        7.24%
        Class C Shares........       4.86%             6.90%         6.82%        7.07%
        Class R Shares........       5.34%             7.51%         7.42%        7.68%

  The annual total return figures for the Florida Intermediate Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods ended November 30, 1996 and for the period from inception through November 30, 1996, were:

                                                ANNUAL TOTAL RETURN
                               -----------------------------------------------------
                                   ONE YEAR         FIVE YEARS      FROM INCEPTION
                                     ENDED             ENDED            THROUGH
                               NOVEMBER 30, 1996 NOVEMBER 30, 1996 NOVEMBER 30, 1996
                               ----------------- ----------------- -----------------
      Florida Intermediate
       Bond Fund
        Class A Shares........       1.68%              N/A              5.32%
        Class C Shares........       4.25%              N/A              5.90%
        Class R Shares........       4.82%              N/A              6.46%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the Maryland Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended July 31, 1996, and for the period since inception through July 31, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                                                     FROM
                                           CUMULATIVE TOTAL RETURN INCEPTION
                                           -----------------------  THROUGH
                                               ONE YEAR ENDED      JULY 31,
                                                JULY 31, 1996        1996
                                           ----------------------- ---------
      Maryland Municipal Bond Fund
        Class A Shares....................          1.07%            26.68%
        Class B Shares....................          0.74%            27.23%
        Class C Shares....................          4.71%            28.21%
        Class R Shares....................          5.74%            33.76%

  The cumulative total return figures for the Arizona Municipal Bond Fund, Colorado Municipal Bond Fund, Florida Municipal Bond Fund, New Mexico Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Virginia Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods (as applicable) ended August 31, 1996, and for the period since inception through November 30, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                             CUMULATIVE TOTAL RETURN
                               ---------------------------------------------------
                                 ONE YEAR    FIVE YEARS   TEN YEARS       FROM
                                  ENDED        ENDED        ENDED      INCEPTION
                               NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                   1996         1996         1996         1996
                               ------------ ------------ ------------ ------------
      Arizona Municipal Bond
       Fund
        Class A Shares........     0.53%       42.63%      102.04%      106.89%
        Class B Shares........     0.38%       43.87%      101.86%      106.72%
        Class C Shares........     4.38%       46.29%      101.63%      106.28%
        Class R Shares........     4.94%       48.89%      110.90%      115.96%
      Colorado Municipal Bond
       Fund
        Class A Shares........     1.77%       41.13%        N/A         89.12%
        Class B Shares........     1.66%       37.97%        N/A         88.95%
        Class C Shares........     5.87%       44.78%        N/A         90.93%
        Class R Shares........     6.24%       47.32%        N/A         97.41%
      Florida Municipal Bond
       Fund
        Class A Shares........     0.00%       37.40%        N/A         57.67%
        Class B Shares........    (0.15%)      38.56%        N/A         58.83%
        Class C Shares........     3.92%       37.99%        N/A         57.05%
        Class R Shares........     4.38%       43.42%        N/A         64.58%
      New Mexico Municipal
       Bond Fund
        Class A Shares........     1.33%        N/A          N/A         27.60%
        Class B Shares........     1.19%        N/A          N/A         29.14%
        Class C Shares........     5.40%        N/A          N/A         31.24%
        Class R Shares........     5.77%        N/A          N/A         33.20%
      Pennsylvania Municipal
       Bond Fund
        Class A Shares .......     0.88%       37.10%       92.80%       95.62%
        Class B Shares........     0.75%       38.25%       92.63%       95.45%
        Class C Shares........     4.73%       39.50%       90.90%       93.51%
        Class R Shares........     5.30%       43.11%      101.26%      104.20%
      Virginia Municipal Bond
       Fund
        Class A Shares .......     0.92%       37.59%       95.93%      111.07%
        Class B Shares........     0.77%       38.75%       95.75%      110.89%
        Class C Shares........     4.86%       39.60%       93.42%      107.52%
        Class R Shares........     5.34%       43.62%      104.52%      120.32%

  The cumulative total return figures for the Florida Intermediate Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended November 30, 1996, and for the period since inception, through November 30, 1996, respectively, were as follows:

                                              CUMULATIVE TOTAL RETURN
                                       --------------------------------------
                                                                     FROM
                                         ONE YEAR    FIVE YEARS   INCEPTION
                                          ENDED        ENDED       THROUGH
                                       NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                           1996         1996         1996
                                       ------------ ------------ ------------
      Florida Intermediate Municipal
       Bond Fund
        Class A Shares................     1.68%        N/A         15.80%
        Class C Shares................     4.25%        N/A         17.60%
        Class R Shares................     4.82%        N/A         19.38%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 42.5% maximum marginal federal tax rate for 1997, the annual taxable equivalent total return for the Maryland Municipal Bond Fund's shares for the one-year period ended July 31, 1996 with respect to the Class R Shares was 9.57%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Fund primarily invests in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will shares expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Cumulative Discount. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Municipal Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Municipal Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Municipal Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Municipal Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has been in existence for more than six months, has a purpose other than investment, has five or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $25, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio for all participants in the program combined is $1,000. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free
(800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than 60 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, their parents, their children and their grandchildren); or (3) all purchases made through a group purchase program as described above.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the reverse order in which shares were purchased, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to specified amounts. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day. In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or Flagship Financial, Inc., which Nuveen acquired on January 1, 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                             JANUARY 31, 1996         JANUARY 31, 1995         JANUARY 31, 1994
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Maryland Fund...........     160           26         216           38          474          61
                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                               MAY 31, 1996             MAY 31, 1995             MAY 31, 1994
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Arizona Fund............     194           26         227           31          744          85
Colorado Fund...........      98           13          95           13          327          44
Florida Fund............     609           83         882          112        2,136         297
Florida Intermediate
 Fund...................      23            4          23            3           24           0
New Mexico Fund.........     132           18         191           28          647          86
Oklahoma Fund...........       0            0           0            0            0           0
Pennsylvania Fund.......     107           14         119           15          174          20
Virginia Fund...........     311           26         381           50          678          89

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended January 31, 1996 with respect to the Maryland Municipal Bond Fund and the fiscal year ended May 31, 1996 with respect to the other Funds 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. For such periods, the service fee for the Maryland Municipal Bond Fund was .25% for both Class A and Class C Shares and the distribution fee was .75% for Class C Shares. For such periods, the service fee for the other Funds was .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares.

                                                           COMPENSATION PAID TO
                                                          AUTHORIZED DEALERS FOR
                                                            END OF FISCAL 1996
                                                          ----------------------
Arizona Municipal Bond Fund (5/31/96)
  Class A................................................       $  328,091
  Class C................................................       $   16,707
Colorado Municipal Bond Fund (5/31/96)
  Class A................................................       $  138,113
  Class C................................................              N/A
Florida Municipal Bond Fund (5/31/96)
  Class A................................................       $1,328,070
  Class C................................................       $    3,169
Florida Intermediate Municipal Bond Fund (5/31/96)
  Class A................................................       $   20,419
  Class C................................................           23,475
Maryland Municipal Bond Fund (1/31/96)
  Class A................................................       $   10,477
  Class C................................................       $   11,541
New Mexico Municipal Bond Fund (5/31/96)
  Class A................................................       $  206,501
  Class C................................................              N/A
Oklahoma Municipal Bond Fund (5/31/96)
  Class A................................................              N/A
  Class C................................................              N/A
Pennsylvania Municipal Bond Fund (5/31/96)
  Class A................................................       $  170,972
  Class C................................................       $   35,903
Virginia Municipal Bond Fund (5/31/96)
  Class A................................................       $  464,378
  Class C................................................       $   75,853

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Deloitte & Touche LLP, independent public accountants, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for all of the Funds. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their respective reports with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 770 Broadway, New York, New York 10003. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and the unaudited financial statements for the most recent semi-annual period for each fund appear in the Fund's Semi-Annual Reports, each is included herein by reference. The Annual Reports and the Semi-annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                                                           November 30, 1996
[Logo of Ship Art]  Statement of Investments in Securities and Net Assets                                        (Unaudited)
============================================================================================================================
           Municipal Bonds
   Face
  Amount                                                                                   Face                    Market
   (000)   Description                                                                     Rate    Maturity        Value
           Education
           -----------------------------------------------------------------------------------------------------------------
$  1,370   University of Arizona Foundation Lease Revenue                                  7.750%   07/01/07  $   1,427,540

           Escrowed to Maturity
           -----------------------------------------------------------------------------------------------------------------
     395   Maricopa County, AZ Hospital Revenue - St. Luke's Hospital Medical Center       8.750    02/01/10        488,615
  17,300   Maricopa County, AZ Industrial Development Authority - Single Family
           Mortgage Revenue                                                                0.000    02/01/16      5,824,045
     500   Phoenix, AZ Street and Highway User Revenue - Series 1992                       6.250    07/01/11        556,780
  10,320   Tucson and Pima County, AZ Industrial Development Authority - Single Family
           Mortgage Revenue - Series 1983 A                                                0.000    12/01/14      3,738,214

           Health Care
           -----------------------------------------------------------------------------------------------------------------
   1,670   Cochise County, AZ Industrial Development Authority Revenue - Sierra Vista
           Care Center - Series 1994 A                                                     6.750    11/20/19      1,824,776

           Hospitals
           -----------------------------------------------------------------------------------------------------------------
   1,250   Arizona Health Facilities Authority Revenue - Arizona Voluntary Hospital
           Federation Pooled Loan Program - Series 1985 B                                  7.250    10/01/13      1,353,650
   2,275   Maricopa County, AZ Industrial Development Authority Hospital Facility Revenue -
           Samaritan Health Services - Series 1990 A                                       7.000    12/01/16      2,767,628
     750   Maricopa County, AZ Industrial Development Authority Hospital Facility Revenue -
           John C. Lincoln Hospital                                                        7.500    12/01/13        843,008
     500   Pima County, AZ Industrial Development Authority Revenue - Carondelet Health
           Care Corporation - Series 1993                                                  5.250    07/01/12        500,505
   1,500   Scottsdale, AZ Industrial Development Authority Hospital Revenue -
           Scottsdale Memorial Hospital - Series 1993                                      5.500    09/01/12      1,536,480

           Housing/Multifamily
           -----------------------------------------------------------------------------------------------------------------
     425   Phoenix, AZ Industrial Development Authority Revenue - Chris Ridge Village -
           Series 1992                                                                     6.800    11/01/25        442,552

           Industrial Development and Pollution Control
           -----------------------------------------------------------------------------------------------------------------
     250   Casa Grande, AZ Industrial Development Authority Revenue - Frito-Lay/PepsiCo
           Pollution Control Project - Series 1984 A                                       6.650    12/01/14        270,378
   2,000   Coconino County, AZ Pollution Control Corporation - Pollution Control Revenue -
           Nevada Power Company Project - Series 1996                                      6.375    10/01/36      2,027,160
   1,000   Mesa, AZ Industrial Development Authority - TRW Vehicle Safety Systems, Inc.    7.250    10/15/04      1,057,680
     500   Mohave County, AZ Industrial Development Authority Revenue - Citizens
           Utility Company Project                                                         7.150    02/01/26        531,845
     195   Navajo County, AZ Pollution Control Revenue - Arizona Public Service Company -
           Series 1993                                                                     5.875    08/15/28        192,522

           Municipal Appropriation Obligations
           -----------------------------------------------------------------------------------------------------------------
     225   Arizona State Municipal Financing Program - Certificates of Participation -
           Series 11                                                                       8.000    08/01/17        303,854
     850   Tucson, AZ Certificates of Participation - Series 1994                          6.375    07/01/09        914,124

4                                                                                                                    Arizona


                                                                                                          November 30, 1996
           Statement of Investments in Securities and Net Assets                                                (Unaudited)
===========================================================================================================================
           Municipal Bonds (continued)
  Face
 Amount                                                                                    Face                    Market
  (000)    Description                                                                     Rate    Maturity        Value
           Municipal Revenue/Other
           ----------------------------------------------------------------------------------------------------------------
$   375    Salt River Pima-Maricopa Indian Community - Arizona Special Obligation
           Revenue - Phoenix Cement Company                                                7.750%   02/15/97  $     377,970

           Municipal Revenue/Transportation
           ----------------------------------------------------------------------------------------------------------------
    500    Phoenix, AZ Airport Revenue - Series 1994 D                                     6.400    07/01/12        546,285
    500    Tucson, AZ Airport Authority Revenue - Series B                                 7.125    06/01/15        549,485

           Municipal Revenue/Utility
           ----------------------------------------------------------------------------------------------------------------
    500    Central Arizona Water Conservation District Revenue - Central Arizona Project -
           Contract Revenue - Series 1993 A                                                5.500    11/01/10        513,710
      5    Central Arizona Water Conservation District Revenue - Series 1991 B             6.500    11/01/11          5,418
    500    Guam Power Authority Revenue - Series 1993 A                                    5.250    10/01/23        455,815
    300    Commonwealth of Puerto Rico Electric Power Authority Revenue - Series 1995 Z    5.250    07/01/21        282,246
    500    Salt River Project - Arizona Agricultural Improvement and Power District -
           Electric System Refunding Revenue - Series 1993 A                               5.750    01/01/10        529,265

           Municipal Revenue/Water & Sewer
           ----------------------------------------------------------------------------------------------------------------
  1,750    Chandler, AZ Water and Sewer Revenue                                            6.750    07/01/06      1,921,972
    500    Cottonwood, AZ Sewer Revenue - Series 1992                                      6.900    07/01/03        551,130
    100    Cottonwood, AZ Sewer Revenue - Series 1992                                      7.000    07/01/06        108,518
    100    Cottonwood, AZ Sewer Revenue - Series 1992                                      7.000    07/01/07        108,015
    540    Pima County, AZ Sewer Revenue - Series 1991                                     6.750    07/01/15        593,066
    800    Sedona, AZ Sewer Revenue - Series 1992                                          7.000    07/01/12        864,416
    500    Tucson, AZ Water System Revenue - Series 1991                                   6.700    07/01/12        547,595
  1,000    Tucson, AZ Water System Revenue - Series 1993                                   5.500    07/01/10      1,029,910

           Non-State General Obligations
           ----------------------------------------------------------------------------------------------------------------
    800    Chandler, AZ General Obligation                                                 7.000    07/01/12        887,168
    250    Cochise County, AZ Unified School District Number 68 - Sierra - Series 1992     7.500    07/01/09        308,915
    250    Coconino and Yavapai Counties, AZ Unified School District Number 9 -
           Sedona-Oak Creek - Series 1992 A                                                6.700    07/01/06        267,412
  1,000    Maricopa County, AZ Hospital District Number One - General Obligation -
           Series 1996                                                                     6.500    06/01/17      1,044,480
    750    Maricopa County, AZ School District Number 11 - Peoria - Series 1992            6.400    07/01/10        802,335
    675    Maricopa County, AZ School District Number 11 - Peoria - Series 1992            0.000    07/01/06        418,810
  4,000    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
           Series 1993 C                                                                   0.000    07/01/07      2,337,080
  1,870    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
           Series 1993 C                                                                   0.000    01/01/09        988,912
  3,805    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
           Series 1993 C                                                                   0.000    01/01/10      1,896,792
  6,000    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
           Series 1993 C                                                                   0.000    01/01/11      2,808,960
  1,750    Maricopa County, AZ Glendale Elementary School District Number 40 -
           School Improvement - Series 1995                                                6.300    07/01/11      1,898,208

Arizona                                                                        5


                                                                                                          November 30, 1996
           Statement of Investments in Securities and Net Assets                                                (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
           Municipal Bonds (continued)
   Face
  Amount                                                                                    Face                    Market
   (000)   Description                                                                      Rate    Maturity        Value
  $   500  Maricopa County, AZ Glendale Elementary School District Number 40 -
           School Improvement - Series 1995                                                6.200%   07/01/09  $     544,285
    2,500  Maricopa County, AZ Glendale Elementary School District Number 40 -
           School Improvement - Series 1995                                                6.250    07/01/10      2,712,200
    2,000  Maricopa County, AZ Unified School District Number 41 - Gilbert - Series 1994   0.000    01/01/06      1,272,200
      500  Maricopa County, AZ Unified School District Number 41 - Gilbert -               6.250    07/01/15        542,065
           Series 1995 D
      515  Maricopa County, AZ School District Number 68 - Alhambra Elementary -
           Series 1994 A                                                                   6.750    07/01/14        585,050
      500  Maricopa County, AZ School District Number 80 - Chandler - Series 1994          6.250    07/01/11        559,185
    1,275  Maricopa County, AZ School District Number 98 - Fountain Hills - Series 1992    0.000    07/01/06        791,086
      125  Navajo County, AZ Unified School District Number 2 - Joseph City -
           Series 1992 A                                                                   6.800    07/01/01        134,892
      375  Navajo County, AZ Unified School District Number 2 - Joseph City -
           Series 1992 A                                                                   6.800    07/01/02        406,418
      635  Navajo County, AZ Blue Ridge Unified School District Number 32 - School
           Improvement - Series 1996                                                       5.800    07/01/14        662,642
    1,000  Pima County, AZ Unified School District Number 1 - Tucson - Series 1992         7.500    07/01/10      1,237,610
      500  Pima County, AZ Unified School District Number 13 - Tanque Verde -
           Series 1994                                                                     6.700    07/01/10        566,435
      315  Scottsdale, AZ Mountain Community Facilities District - General Obligation -
           Series 1993A                                                                    6.200    07/01/17        329,915
    1,925  Tatum Ranch, AZ Community Facilities District - Phoenix, Arizona -
           General Obligation - Series 1991 A                                              6.875    07/01/16      2,109,415

           Pre-refunded
           ----------------------------------------------------------------------------------------------------------------
      500  Arizona State Transportation Board - Highway Revenue - Series 1990              7.000    07/01/09        551,175
      300  Arizona State University Revenues                                               7.000    07/01/15        340,611
    1,000  Central Arizona Water Conservation District Revenue - Series 1991 B             6.500    11/01/11      1,103,840
      135  Maricopa County, AZ Industrial Development Authority Hospital Facility Revenue -
           Samaritan Health Services                                                      12.000    01/01/08        143,325
    1,250  Maricopa County, AZ Industrial Development Authority - Mercy Health
           System Revenue                                                                  7.150    07/01/12      1,365,662
      575  Maricopa County, AZ School District Number 214 - Tolleson Union High            6.500    07/01/09        624,559
      300  Maricopa County, AZ School District Number 214 - Tolleson Union High            6.500    07/01/10        325,857
    1,250  Northern Arizona University Revenue                                             7.500    06/01/08      1,350,712
      700  Peoria, AZ Municipal Development Authority Facilities Revenue                   7.000    07/01/10        762,839
      650  Pima County, AZ Unified School District Number 1 - Tucson - Series 1990         7.200    07/01/09        718,530
      460  Pima County, AZ Sewer Revenue - Series 1991                                     6.750    07/01/15        510,651
    1,500  Price-Elliott Research Park, Incorporated - Arizona State University Research
           Park Development - Series 1991                                                  7.000    07/01/21      1,692,990
      300  Salt River Project - Arizona Agricultural Improvement and Power District -
           Electric System Revenue - Series A                                              7.500    01/01/27        307,014
      100  Salt River Project - Arizona Agricultural Improvement and Power District -
           Electric System Revenue - Series E                                              8.250    01/01/28        104,744
      100  Salt River Project - Arizona Agricultural Improvement and Power District -
           Electric System Revenue - Series E                                              8.250    01/01/13        104,744
    1,000  Scottsdale, AZ Industrial Development Authority Hospital Revenue -
           Scottsdale Memorial Hospital - 1987 A                                           8.500    09/01/17      1,055,600

6                                                                        Arizona


                                                                                                   November 30, 1996
           Statement of Investments in Securities and Net Assets                                         (Unaudited)
============================================================================================================================
           Municipal Bonds (continued)
   Face
  Amount                                                                                   Face                    Market
   (000)   Description                                                                     Rate    Maturity        Value
 $ 1,085   University of Arizona Medical Center Corporation - Tucson, Arizona -
           Hospital Revenue - Series 1986                                                  8.100%   07/01/16  $   1,132,805
   1,000   University of Arizona Medical Center Corporation - Tucson, Arizona -
           Hospital Revenue - Series 1987                                                  8.100    07/01/16      1,045,330

           Special Tax Revenue
           -----------------------------------------------------------------------------------------------------------------
     965   Bullhead City, AZ Parkway Improvement District                                  6.100    01/01/13        993,410
     385   Flagstaff, AZ Junior Lien and Highway User Revenue - Series 1992                5.900    07/01/10        415,146
     350   Nogales, AZ Street and Highway Users Revenue - Series 1993                      5.500    07/01/11        337,736
     365   Nogales, AZ Street and Highway Users Revenue - Series 1993                      5.500    07/01/12        350,948
     460   Peoria, AZ Improvement District Number 8801 - North Valley Power Center         7.300    01/01/13        503,134
   1,500   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
           Series 1996 Y and Z                                                             5.500    07/01/26      1,463,535
   2,575   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
           Series 1996 Y and Z                                                             5.500    07/01/36      2,514,024

           Student Loan Revenue Bonds
           -----------------------------------------------------------------------------------------------------------------
     370   Arizona Educational Loan Revenue - Series B                                     7.000    03/01/05        392,907
   1,000   Arizona Student Loan Acquisition Authority Revenue - Series 1994 B              6.600    05/01/10      1,069,370

           Total Investments in Securities - Municipal Bonds (cost $76,390,362) - 99.5%                          82,979,840

           Excess of Other Assets over Liabilities - 0.5%                                                           419,682

           Total Net Assets - 100.0%                                                                          $  83,399,522

See notes to financial statements.
Arizona                                                                        7


[Logo of Ship Art]  Statement of Assets and Liabilities                       November 30, 1996  (Unaudited)
=============================================================================================================
   ASSETS:
     Investments, at market value (cost $76,390,362)                                            $  82,979,840
     Receivable for investments sold                                                                  458,655
     Receivable for Fund shares sold                                                                    4,172
     Interest receivable                                                                            1,415,807
     Other                                                                                              4,073
       Total assets                                                                                84,862,547
   LIABILITIES:
     Bank borrowings (Note F)                                                                         825,028
     Payable for Fund shares reacquired                                                               222,852
     Distributions payable                                                                            336,774
     Accrued expenses                                                                                  78,371
       Total liabilities                                                                            1,463,025
   NET ASSETS                                                                                      83,399,522
     Class A:
     Applicable to 7,273,681 shares of beneficial interest issued and outstanding               $  80,940,274
     Net asset value per share                                                                  $       11.13
     Class C:
     Applicable to 221,002 shares of beneficial interest issued and outstanding                 $   2,459,248
     Net asset value per share                                                                  $       11.13
                                                                  For the six months ended November 30, 1996
[Logo of Ship Art]  Statement of Operations                                                      (Unaudited)

                                                        [Logo of Rope art]
   INVESTMENT INCOME - INTEREST EXPENSES:                                                       $   2,458,732
     Distribution fees-Class A (Note E)                                                               161,263
     Distribution fees-Class C (Note E)                                                                10,629
     Investment advisory fees (Note E)                                                                207,211
     Custody and accounting fees                                                                       40,705
     Transfer agent's fees                                                                             33,230
     Registration fees                                                                                  4,117
     Legal fees                                                                                           732
     Audit fees                                                                                         7,320
     Trustees' fees                                                                                     1,281
     Shareholder services fees (Note E)                                                                 4,575
     Other                                                                                              1,477
     Advisory fees waived (Note E)                                                                   (124,342)
       Total expenses before credits                                                                  348,198
     Custodian fee credit (Note B)                                                                     (3,005)
   Net expenses                                                                                       345,193
   Net investment income                                                                            2,113,539
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                                                310,930
     Change in unrealized appreciation (depreciation) of investments                                2,677,871
   Net gain on investments                                                                          2,988,801
   Net increase in net assets resulting from operations                                         $   5,102,340

See notes to financial statements.
8                                                                        Arizona


[Logo of Ship Art]  Statements of Changes in Net Assets
==========================================================================================================================
                                                                                     Six Months Ended         Year Ended
   INCREASE (DECREASE) IN NET ASSETS                                                 November 30, 1996       May 31, 1996
   Operations:                                                                          (Unaudited)
     Net investment income                                                            $   2,113,539         $   4,362,788
     Net realized gain (loss) on security transactions                                      310,930               317,259
     Change in unrealized appreciation (depreciation) of investments                      2,677,871            (1,200,471)
   Net increase in net assets resulting from operations                                   5,102,340             3,479,576
   Distributions to Class A shareholders:
     From net investment income                                                          (2,051,439)           (4,301,398)
   Distributions to Class C shareholders:
     From net investment income                                                             (50,664)              (82,198)
   Net decrease in net assets from distributions to shareholders                         (2,102,103)           (4,383,596)
   Fund share transactions (Note C):
     Proceeds from shares sold                                                            4,554,105            11,832,617
     Net asset value of shares issued in reinvestment of distributions                      931,183             1,939,151
     Cost of shares reacquired                                                           (7,150,413)          (12,829,723)
   Net (decrease) increase in net assets from Fund share transactions                    (1,665,125)              942,045
   Total increase in net assets                                                           1,335,112                38,025
   NET ASSETS:
     Beginning of period                                                                 82,064,410            82,026,385
     End of period                                                                    $  83,399,522         $  82,064,410
   NET ASSETS CONSIST OF:
     Paid-in surplus                                                                  $  76,366,988         $  78,032,113
     Undistributed net investment income                                                     11,436
     Accumulated net realized gain (loss) on security transactions                          431,620               120,690
     Unrealized appreciation (depreciation) of investments                                6,589,478             3,911,607
                                                                                      $  83,399,522         $  82,064,410

See notes to financial statements.
Arizona                                                                        9

[Logo of Ship art]
Notes to Financial Statements
================================================================================

A. DESCRIPTION OF BUSINESS
   The Flagship Arizona Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on October 29, 1986. On February 7, 1994, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund.
   ESTIMATES: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   SECURITY VALUATIONS: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
        The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
        Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.



10                                                                      Arizona

Notes to Financial Statements
================================================================================

      Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

        The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

      Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

   C. FUND SHARES
      At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                  Six Months Ended                Year Ended
                                                  November 30, 1996              May 31, 1996
                                                     (Unaudited)
                                              ------------------------    --------------------------
                                                Shares        Amount          Shares        Amount
      CLASS A:
      Shares sold                              375,009    $ 4,094,212        987,074   $ 10,720,918
      Shares issued on reinvestment             83,033        899,709        174,172      1,897,941
      Shares reacquired                       (647,592)    (7,063,604)    (1,111,337)   (12,066,428)
      NET (DECREASE) INCREASE                 (189,550)   $(2,069,683)        49,909   $    552,431

      CLASS C:
      Shares sold                               42,440    $   459,893        101,591   $  1,111,699
      Shares issued on reinvestment              2,903         31,474          3,779         41,210
      Shares reacquired                         (7,928)       (86,809)       (71,245)      (763,295)
      NET INCREASE                              37,415    $   404,558         34,125   $    389,614

   D. PURCHASES AND SALES OF MUNICIPAL BONDS
      Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $15,329,966 and $18,040,576, respectively. At
      November 30, 1996, cost for federal income tax purposes is $76,390,874 and net unrealized appreciation aggregated $6,588,966, of which $6,605,709 related to appreciated securities and $16,743 related to depreciated securities.

Arizona                                                                       11

Notes to Financial Statements
================================================================================

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $124,342 of its advisory fees. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $13,806. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
        The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $26,810 and $1,906 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
        In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $51,000 for the six months ended November 30, 1996, of which approximately $44,300 was paid to other dealers. For the six months ended November 30, 1996, the Distributor received approximately $300 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. LINE OF CREDIT
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $4 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $82,742, at a weighted average annualized interest rate of 6.43%. At November 30, 1996, the Fund had $825,028 outstanding under the line of credit.

G. SUBSEQUENT EVENT
   On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.



12                                                                      Arizona

                                                                               Selected data for each share of beneficial
[Logo of Ship Art]  Financial Highlights                                       interest outstanding throughout the period.
==========================================================================================================================
                                     Six Months Ended         Year Ended      Year Ended      Year Ended      Year Ended
                                     November 30, 1996       May 31, 1996    May 31, 1995    May 31, 1994    May 31, 1993
   CLASS A                               (Unaudited)
   -----------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period    $10.73               $10.85           $10.43         $10.81          $10.13
   Income from investment operations:
     Net investment income                   0.28                 0.57             0.58           0.60            0.63
     Net realized and unrealized gain
     (loss) on securities                    0.40                (0.12)            0.42          (0.38)           0.69
   Total from investment operations          0.68                 0.45             1.00           0.22            1.32
   Less distributions:
     From net investment income             (0.28)               (0.57)           (0.58)         (0.60)          (0.64)
   Total distributions                      (0.28)               (0.57)           (0.58)         (0.60)          (0.64)
   Net asset value, end of period          $11.13               $10.73           $10.85         $10.43          $10.81
   Total return(a)                          12.78%                4.21%           10.03%          1.92%          13.37%
   Ratios to average net assets
   (annualized where appropriate):
     Actual net of waivers and
     reimbursements:
        Expenses(b)                          0.83%                0.69%            0.82%          0.64%           0.44%
        Net investment income                5.11%                5.20%            5.59%          5.48%           6.03%
     Assuming credits and no waivers
     or reimbursements:
       Expenses                              1.12%                1.07%            1.20%          1.09%           1.11%
       Net investment income                 4.82%                4.82%            5.21%          5.03%           5.36%
   Net assets at end of period (000's)     $80,940              $80,094         $80,406        $82,676         $72,778
   Portfolio turnover rate                  18.69%               38.15%           26.79%         21.08%           20.04%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.82% and 0.67%, respectively; prior period numbers have not been restated to reflect these credits.
Arizona                                                                       13


                                                                                 Selected data for each share of beneficial
[Logo of Ship Art]  Financial Highlights                                        interest outstanding throughout the period.
===========================================================================================================================
                                     Six Months Ended         Year Ended      Year Ended        Period From
                                     November 30, 1996       May 31, 1996    May 31, 1995    February 7, 1994 to
   CLASS C                             (Unaudited)                                              May 31, 1994
   ------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period    $10.73               $10.84          $10.43             $11.22
   Income from investment operations:
     Net investment income                   0.25                 0.51            0.52               0.14
     Net realized and unrealized gain
     (loss) on securities                    0.40                (0.11)           0.41              (0.79)
   Total from investment operations          0.65                 0.40            0.93              (0.65)
   Less distributions:
     From net investment income             (0.25)               (0.51)          (0.52)             (0.14)
   Total distributions                      (0.25)               (0.51)          (0.52)             (0.14)
   Net asset value, end of period          $11.13               $10.73          $10.84             $10.43
   Total return(a)                          12.23%                3.75%           9.32%            (16.61%)
   Ratios to average net assets
   (annualized where appropriate):
     Actual net of waivers and
     reimbursements:
       Expenses(b)                           1.38%                1.23%           1.36%              1.20%
       Net investment income                 4.55%                4.64%           5.01%              4.36%
     Assuming credits and no waivers
     or reimbursements:
       Expenses                              1.67%                1.63%           1.75%              1.62%
       Net investment income                 4.26%                4.24%           4.62%              3.94%
   Net assets at end of period (000's)      $2,459               $1,970          $1,621             $1,122
   Portfolio turnover rate                  18.69%               38.15%          26.79%             21.08%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.37% and 1.21%, respectively; prior period numbers have not been restated to reflect these credits.
14                                                                       Arizona


[LOGO OF SHIP ART] Statement of Investments in Securities and Net Assets                         November 30, 1996 (Unaudited)
==============================================================================================================================
           Municipal Bonds
   Face
 Amount                                                                                       Face                      Market
   (000)   Description                                                                        Rate    Maturity           Value
           Escrowed to Maturity
           -------------------------------------------------------------------------------------------------------------------
$  1,000   Adams County, CO Multi-County Single Family Mortgage Revenue -
           Series 1985                                                                        0.000%  06/01/16   $     333,480
   6,500   Arapahoe County, CO Single Family Mortgage Revenue - Series 1984                   0.000   09/01/10       3,106,480
   7,500   Colorado Health Facilities Authority - Retirement Facilities - Liberty Heights -
           Series B                                                                           0.000   07/15/24       1,198,200
     900   Colorado Springs, CO Utilities Revenue - Series B                                  6.600   11/15/18         982,242
   3,000   El Paso County, CO Single Family Mortgage Revenue - Series 1985                    0.000   05/01/15       1,061,460
   4,300   El Paso County, CO Single Family Mortgage Revenue - Series 1984                    0.000   09/01/15       1,493,089
   4,000   Mesa County, CO Residual Revenue - Series 1992                                     0.000   12/01/11       1,800,760

           Hospitals
           -------------------------------------------------------------------------------------------------------------------
     500   Colorado Springs, CO Hospital Revenue - Series 1995                                5.750   12/15/09         526,310
     250   Pueblo County, CO Hospital Facilities Revenue - Parkview Episcopal Medical Center  7.000   09/01/09         277,130

           Housing/Multifamily
           -------------------------------------------------------------------------------------------------------------------
     100   Aurora, CO Multifamily Revenue - Dayton Plaza Project - Series A                   8.250   01/20/29         106,081
     500   Colorado Housing Finance Authority - MultiFamily Housing Mortgage Revenue -
           Series 1995 A                                                                      6.650   10/01/28         522,365
   1,000   Lakewood, CO Multifamily Housing Mortgage Revenue - Heights by Marston Lake -
           Series 1995                                                                        6.650   10/01/25       1,044,660

           Housing/Single Family
           -------------------------------------------------------------------------------------------------------------------
     140   Colorado Housing Finance Authority - Single Family - Series A                      8.125   09/01/17         145,222
     315   Colorado Housing Finance Authority - Single Family - Series 1991 C                 7.375   08/01/23         331,078
     850   Colorado Housing Finance Authority - Single Family - Series 1991 A                 0.000   11/01/06         461,992
     215   Commerce City, CO Single Family Mortgage Revenue - Series 1992 A                   6.875   03/01/12         225,008
     135   Pueblo County, CO Single Family Mortgage Revenue - Series 1992 A                   6.850   12/01/25         140,366
     500   Pueblo County, CO Single Family Mortgage Revenue - Series 1994 A                   7.050   11/01/27         529,215

           Industrial Development and Pollution Control
           -------------------------------------------------------------------------------------------------------------------
     500   Denver, CO City and County Special Facilities Airport Revenue -
           United Air Lines - Series 1992 A                                                   6.875   10/01/32         523,805

           Municipal Appropriation Obligations
           -------------------------------------------------------------------------------------------------------------------
     200   Boulder, CO Property Authority Lease Purchase - Series B                           7.400   12/01/02         208,450
     500   El Paso County, CO School District Number 38 -
           Certificates of Participation - Series 1991 A                                      6.900   12/01/13         556,065
     175   Jefferson County, CO Certificates of Participation - Series 1992                   6.650   12/01/08         195,911
     100   University of Colorado - Certificates of Participation - Series D                  7.400   12/01/05         108,173

           Municipal Revenue/Other
           -------------------------------------------------------------------------------------------------------------------
   1,500   Hyland Hills Park and Recreation District - Adams County - Special Revenue -
           Series 1996 A                                                                      6.750   12/15/15       1,573,185


 4                                                                      Colorado

                                                                                                             November 30, 1996
             Statement of Investments in Securities and Net Assets                                                 (Unaudited)
================================================================================================================================
             Municipal Bonds (continued)
      Face
    Amount                                                                                     Face                       Market
     (000)  Description                                                                        Rate     Maturity           Value
            Municipal Revenue/Transportation
            --------------------------------------------------------------------------------------------------------------------
$   4,300   Arapahoe County, CO E-470 Public Highway Authority Revenue - E-470 Project -
            Series 1986                                                                        0.000%   08/31/06   $   2,443,475
    1,000   Eagle County, CO Air Terminal Corporation - Airport Revenue - Series 1996          7.500    05/01/21       1,022,820

            Municipal Revenue/Water & Sewer
            --------------------------------------------------------------------------------------------------------------------
      120   Colorado Water Resources and Power Development Authority Revenue -
            Small Water Resources - Series 1992 A                                              6.700    11/01/12         132,667
      250   Ute, CO Water Conservancy District Revenue                                         7.900    06/15/06         255,395

            Non-State General Obligations
            --------------------------------------------------------------------------------------------------------------------
      450   Cherry Creek, CO Vista Park and Recreation District - General Obligation -
            Arapahoe County - Series 1992B                                                     6.875    10/01/11         480,038
      500   El Paso, CO School District Number RJ-1 - General Obligation - Series 1995         6.800    12/01/14         554,950
    1,025   El Paso County, CO School District Number 49 - Falcon Schools - General
            Obligation - Series 1996                                                           0.000    12/15/07         573,959
    1,020   El Paso County, CO School District Number 49 - Falcon Schools - General
            Obligation - Series 1996                                                           0.000    12/15/08         540,671
      250   Pitkin County, CO General Obligation - Open Space Revenue -
            Series 1994                                                                        6.875    12/01/24         278,880
      190   Valley Metropolitan District, CO General Obligation - Series 1992                  7.000    12/15/06         195,675

            Pre-refunded
            --------------------------------------------------------------------------------------------------------------------
      175   Aspen, CO Certificates of Participation - Public Facilities Authority              7.000    09/01/09         184,972
      100   Colorado Association of School Boards Certificates of Participation -
            Pueblo School District Number 60                                                   7.250    12/01/09         109,678
      300   Colorado Health Facilities Authority Revenue - Rose Medical Center                 7.000    08/15/21         338,547
      350   Colorado Health Facilities Authority Revenue - Bethesda PsycHealth Project         9.125    09/01/17         366,810
      100   Colorado State Board of Agriculture Revenue - Colorado State University
            Sports Recreation Facilities                                                       7.700    04/01/09         106,882
      300   Colorado Water Resources and Power Development Authority Revenue -
            Stagecoach Project - Series 1986                                                   8.000    11/01/17         330,942
      250   Denver, CO City and County Industrial Development Revenue - University
            of Denver                                                                          7.500    03/01/16         285,272
      350   Denver, CO City and County Hospital Revenue - Sisters of Charity Health
            Care Systems - Mercy Medical Center                                                7.700    05/01/07         374,902
      100   El Paso County, CO Revenue - St. Francis Hospital - Series 1988 A                  7.750    05/01/14         107,184
      250   Fountain Valley, CO Water Treatment Revenue - Series 1991                          6.800    12/01/19         275,352
      250   Logan County, CO Health Care Facilities Revenue - Western Health Network           7.625    01/01/19         272,358
      250   Northern Colorado Municipal Subdistrict - Water Conservancy District Revenue -
            Series D                                                                           7.750    12/01/12         255,055
      300   Parker, CO Sales and Use Tax Revenue                                               7.600    11/01/10         336,519
      100   Regional Transportation District - Colorado Sales Tax Revenue                      7.100    11/01/10         111,232
      175   Thornton, CO Sales and Use Tax Revenue - Series D                                  8.000    09/01/07         180,691
      250   University of Colorado - Boulder Campus Auxiliary Facilities System Revenue        7.050    06/01/15         274,820


Colorado                                                                       5


                                                                                                              November 30, 1996
                Statement of Investments in Securities and Net Assets                                               (Unaudited)
===============================================================================================================================
           Municipal Bonds (continued)
    Face
  Amount                                                                                 Face                            Market
   (000)   Description                                                                   Rate      Maturity               Value
           Special Tax Revenue
           --------------------------------------------------------------------------------------------------------------------
$    200   Mesa County, CO Sales Tax Revenue                                             7.750%    12/01/13          $  213,560
   1,925   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
           Series 1996 Y and Z                                                           5.500     07/01/36           1,879,416
     750   Woodland Park, CO Limited Sales Tax Revenue - Series 1994                     6.400     12/01/12             806,596

           Student Loan Revenue Bonds
           --------------------------------------------------------------------------------------------------------------------
   1,000   Colorado Student Obligation Bond Authority - Student Loan Revenue -
           Series 1993 I-B                                                               5.700     12/01/06           1,029,100
     400   Colorado Student Obligation Bond Authority - Student Loan Revenue -
           Series 1991 A-3                                                               7.250     09/01/05             419,408
     250   Colorado Student Obligation Bond Authority - Student Loan Revenue -
           Series 1992C                                                                  7.150     09/01/06             266,155

           Total Investments in Securities - Municipal Bonds (cost $30,088,778) - 99.2%                              32,454,708

           Excess of Other Assets over Liabilities - 0.8%                                                               273,171

           Total Net Assets - 100.0%                                                                               $ 32,727,879

See notes to financial statements.

6                                                                       Colorado


[LOGO OF SHIP ART] Statement of Assets and Liabilities              November 30, 1996
                                                                          (Unaudited)
=====================================================================================
ASSETS:
  Investments, at market value (cost $30,088,778)                         $32,454,708
  Cash                                                                        113,826
  Receivable for investments sold                                               5,086
  Interest receivable                                                         389,974
  Other                                                                         1,783
     Total assets                                                          32,965,377
LIABILITIES:
  Payable for Fund shares reacquired                                          67,524
  Distributions payable                                                       135,604
  Accrued expenses                                                             34,370
     Total liabilities                                                        237,498
NET ASSETS:
  Applicable to 3,196,015 shares of beneficial interest issued and
  outstanding                                                             $32,727,879
  Net asset value per share                                               $     10.24


                                           For the six months ended November 30, 1996
[LOGO OF SHIP ART] Statement of Operations                                (Unaudited)
[LOGO OF ROPE ART]
INVESTMENT INCOME - INTEREST                                              $   976,340
EXPENSES:
  Distribution fees (Note E)                                                   65,126
  Investment advisory fees (Note E)                                            81,403
  Custody and accounting fees                                                  31,524
  Transfer agent's fees                                                         7,015
  Registration fees                                                               549
  Legal fees                                                                      366
  Audit fees                                                                    5,795
  Reimbursement of organizational expenses (Note F)                             8,381
  Trustees' fees                                                                  549
  Shareholder services fees (Note E)                                            1,830
  Other                                                                           611
  Advisory fees waived (Note E)                                               (76,939)
  Expense subsidy (Note E)                                                    (12,195)
     Total expenses before credits                                            114,015
  Custodian fee credit (Note B)                                                (2,094)
Net expenses                                                                  111,921
Net investment income                                                         864,419
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                            71,019
  Change in unrealized appreciation (depreciation) of investments           1,404,163
Net gain on investments                                                     1,475,182
Net increase in net assets resulting from operations                      $ 2,339,601
See notes to financial statements.

Colorado                                                                            7



[LOGO OF SHIP ART] Statements of Changes in Net Assets
=====================================================================================================================
                                                                                Six Months Ended          Year Ended
  INCREASE (DECREASE) IN NET ASSETS                                             November 30, 1996        May 31, 1996
  Operations:                                                                      (Unaudited)
     Net investment income                                                      $        864,419          $ 1,875,792
     Net realized gain (loss) on security transactions                                    71,019               86,320
     Change in unrealized appreciation (depreciation) of investments                   1,404,163             (554,501)
  Net increase in net assets resulting from operations                                 2,339,601            1,407,611
  Distributions to shareholders:
     From net investment income                                                         (856,149)          (1,893,445)
  Net decrease in net assets from distributions to shareholders                         (856,149)          (1,893,445)
  Net decrease in net assets from Fund share transactions (Note C)                    (2,392,074)            (769,636)
  Total decrease in net assets                                                          (908,622)          (1,255,470)
  NET ASSETS:
     Beginning of period                                                              33,636,501           34,891,971
     End of period                                                                   $32,727,879          $33,636,501
  NET ASSETS CONSIST OF:
     Paid-in surplus                                                                 $30,837,601          $33,229,675
     Undistributed net investment income                                                   8,270
     Accumulated net realized gain (loss) on security transactions                      (483,922)            (554,941)
     Unrealized appreciation (depreciation) of investments                             2,365,930              961,767
                                                                                     $32,727,879          $33,636,501
  See notes to financial statements.








8                                                                                                             Colorado

[Logo of Ship art]
Notes to Financial Statements
================================================================================

A. DESCRIPTION OF BUSINESS
   The Flagship Colorado Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on May 4, 1987. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund.
   ESTIMATES: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   SECURITY VALUATIONS: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
        The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
        Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.
   EXPENSE ALLOCATION: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred.
        The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.



Colorado                                                                      9

Notes to Financial Statements
================================================================================

   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

C. FUND SHARES
   At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:


                                 Six Months Ended              Year Ended
                                 November 30, 1996            May 31, 1996
                                   (Unaudited)
                              ------------------------  -----------------------
                                  Shares      Amount        Shares     Amount
   Shares sold                   181,714  $ 1,813,699      416,678  $ 4,177,017
   Shares issued on reinvestment  43,412      429,454       90,419      901,092
   Shares reacquired            (465,139)  (4,635,227)    (586,370)  (5,847,745)
   Net decrease                 (240,013) $(2,392,074)     (79,273) $  (769,636)



D. PURCHASES AND SALES OF MUNICIPAL BONDS
   Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $3,929,365 and $6,898,938, respectively. At November 30, 1996, cost for federal income tax purposes is $30,088,778 and net unrealized appreciation aggregated $2,365,930, all of which related to appreciated securities.
     At November 30, 1996, the Fund has available a capital loss carryforward of approximately $483,900 to offset future net capital gains through May 31, 2003.

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $76,939 of its advisory fees. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $2,650. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of sales of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% of the Fund's average daily net assets. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $10,240. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.



10                                                                      Colorado

Notes to Financial Statements
================================================================================

      In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's shares of approximately $48,300 for the six months ended November 30, 1996, of which approximately $41,500 was paid to other dealers. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. ORGANIZATIONAL EXPENSES
   The organizational expenses incurred on behalf of the Fund (approximately $83,600) are being reimbursed to the Advisor on a straight-line basis over a period of five years. As of November 30, 1996, $58,578 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G. LINE OF CREDIT
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $2 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $72,577, at a weighted average annualized interest rate of 6.39%. At November 30, 1996, the Fund had no borrowings outstanding under the line of credit.

H. SUBSEQUENT EVENT
   On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.




   Colorado                                                                   11

[Logo of Ship Art]
Financial Highlights                                                               Selected data for each share of beneficial
                                                                                   interest outstanding throughout the period.
==============================================================================================================================
                                            Six Months Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                            November 30, 1996    May 31, 1996    May 31, 1995    May 31, 1994    May 31, 1993
                                               (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  9.79            $  9.93         $  9.62         $ 10.04         $  9.56
Income from investment operations:
   Net investment income                           0.26               0.54            0.57            0.58            0.60
   Net realized and unrealized gain
   (loss) on securities                            0.45              (0.13)           0.30           (0.37)           0.55
Total from investment operations                   0.71               0.41            0.87            0.21            1.15
Less distributions:
   From net investment income                     (0.26)             (0.55)          (0.56)          (0.58)          (0.60)
   From net realized capital gains                                                                                   (0.07)
   In excess of net realized capital gains                                                           (0.05)
Total distributions                               (0.26)             (0.55)          (0.56)          (0.63)          (0.67)
Net asset value, end of period                  $ 10.24            $  9.79         $  9.93         $  9.62         $ 10.04
Total return/(a)/                                 14.73%              4.14%           9.54%           2.03%          12.41%
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and
   reimbursements:
      Expenses/(b)/                                0.70%              0.55%           0.50%           0.37%           0.41%
      Net investment income                        5.30%              5.41%           5.99%           5.71%           6.05%
   Assuming credits and no waivers
   or reimbursements:
      Expenses                                     1.23%              1.27%           1.27%           1.27%           1.35%
      Net investment income                        4.77%              4.69%           5.22%           4.81%           5.11%
Net assets at end of period (000's)             $32,728            $33,637         $34,892         $35,796         $26,656
Portfolio turnover rate                           12.10%             69.76%          37.84%          41.76%          30.49%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.69% and 0.53%, respectively; prior period numbers have not been restated to reflect these credits.

12                                                                                                                   Colorado


                                                                                                       November 30, 1996
[Logo of Ship Art]  Statement of Investments in Securities and Net Assets                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
           Municipal Bonds--Florida Intermediate
  Face
 Amount                                                                                    Face                    Market
  (000)    Description                                                                     Rate    Maturity        Value
           Health Care
           ------------------------------------------------------------------------------------------------------------------
 $  165    Jacksonville, FL Health Facilities Authority - Tax-Exempt Industrial Development
           Revenue - National Benevolent Association - Cypress Village Florida Project -
           Series 1996 A                                                                   5.850%   12/01/06  $    169,016
    200    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside Properties
           Project - Series 1995                                                           5.500    05/15/05       198,264

           Hospitals
           ------------------------------------------------------------------------------------------------------------------
    200    Alachua County, FL Health Facilities Authority Revenue - Shands Teaching
           Hospital and Clinics, Incorporated Project - Series 1996 A                      5.300    12/01/08       205,548
    200    Leesburg, FL Hospital Revenue - Leesburg Regional Medical Center Project -
           Series 1996 A                                                                   5.600    07/01/08       204,440
    250    Orange County, FL Health Facilities Authority Revenue - Adventist Health
           System/Sunbelt - Series 1995                                                    5.750    11/15/04       269,152

           Housing/Single Family
           ------------------------------------------------------------------------------------------------------------------
    180    Florida Housing Finance Agency - Single Family Mortgage Revenue - Series 1995 A 6.000    01/01/04       184,154

           Industrial Development and Pollution Control
           ------------------------------------------------------------------------------------------------------------------
    200    Escambia County, FL Pollution Control Revenue - Champion International
           Corporation - Series 1992                                                       6.950    11/01/07       216,322

           Municipal Appropriation Obligations
           ------------------------------------------------------------------------------------------------------------------
    100    Dade County, FL School Board - Certificates of Participation - Series 1994 A    5.375    05/01/04       104,567
    290    Levy County, FL School Board - Certificates of Participation - Series 1995      5.500    07/01/06       302,722

           Municipal Revenue/Other
           ------------------------------------------------------------------------------------------------------------------
    225    Gulf Breeze, FL Local Government Loan Program Floating Rate Demand Revenue -
           Series 1985 B                                                                   5.600    12/01/07       234,000

           Municipal Revenue/Transportation
           -------------------------------------------------------------------------------------------------------------------
    350    Dade County, FL Aviation Facilities Revenue - Series 1994 A                     6.250    10/01/02       381,342
    125    Florida State Department of Transportation - Turnpike Revenue - Series 1995 A   5.500    07/01/03       132,492
    100    Palm Beach County, FL Airport System Revenue                                    7.625    10/01/04       114,821
    200    Sarasota Manatee, FL Airport Authority - Airport System Revenue - Series 1996   5.250    08/01/08       204,723

           Municipal Revenue/Utility
           ------------------------------------------------------------------------------------------------------------------
    250    Plant City, FL Utility System Revenue - Series 1995                             5.400    10/01/06       262,522

           Municipal Revenue/Water & Sewer
           ------------------------------------------------------------------------------------------------------------------
    485    Auburndale, FL Water and Sewer Revenue - Series 1995                            5.375    12/01/08       501,912
    250    Lee County, FL Industrial Development Authority - Utility System Revenue -
           Bonita Springs Utilities Project - Series 1996                                  5.450    11/01/07       260,438
    100    Port Saint Lucie, FL Utility System Revenue - Series 1994                       5.500    09/01/04       106,277

Florida                                                                        5


                                                                                                        November 30, 1996
                    Statement of Investments in Securities and Net Assets                                      (Unaudited)
[Logo of Rope art]
           Municipal Bonds--Florida Intermediate (continued)
    Face
   Amount                                                                                  Face                    Market
    (000)  Description                                                                     Rate    Maturity        Value
           Non-State General Obligations
           ------------------------------------------------------------------------------------------------------------------
     $200  Dade County, FL School District - General Obligation - Series 1996              4.500%   07/15/08  $    190,404
      500  Duval County, FL School District Revenue - General Obligation - Series 1992     6.300    08/01/08       542,635
      225  New York City, NY General Obligation - Series 1996 H and I                      6.500    03/15/06       242,026

           Pre-refunded or Escrowed
           ------------------------------------------------------------------------------------------------------------------
     570   Florida State Department of Transportation - Turnpike Revenue - Series 1992 A   6.350    07/01/22       630,773

           Special Tax Revenue
           -----------------------------------------------------------------------------------------------------------------
     200   Broward County, FL Professional Sports Facilities Tax and Revenue -
           Broward County Civic Arena Project - Series 1996 A and B                        5.200    09/01/07       205,122
     250   Florida State Division Board Finance Department - General Services Revenue -
           Department of Environmental - Series 1995                                       5.500    07/01/06       264,890
     100   Gulf County, FL Gas Tax Revenue - Series 1995                                   5.000    10/01/07       101,331
     200   Hillsborough County, FL Capital Improvement Program Revenue -
           County Center Project - Series 1996 B                                           4.800    08/01/08       196,934
     150   Indian Trace, FL Community Development District - Water Management Special
           Benefit - Series 1995 A                                                         5.500    05/01/06       158,577
     100   Jacksonville, FL Excise Taxes Revenue - Series 1996 A and B                     5.050    10/01/03       102,070
     125   Lynn Haven, FL Special Project Revenue - Series 1996                            5.250    10/01/05       128,010
     250   Martin County, FL Tropical Farms Water and Sewer Special Assessment District -
           Series 1995                                                                     5.600    11/01/05       262,330
     250   Palm Beach County, FL Criminal Justice Facilities Revenue - Series 1993         5.375    06/01/06       263,798
     125   Pembroke Pines, FL Special Assessment Number 94-1 - Series 1995                 5.750    11/01/05       128,326
     200   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
           Series 1993 X                                                                   5.200    07/01/03       205,374

           State/Territorial General Obligations
           ------------------------------------------------------------------------------------------------------------------
     225   Florida State Broward County Expressway Authority - Series 1984                 9.875     07/01/09      322,574
     100   Florida State Board of Education Capital Outlay - Series 1992 A                 6.000     06/01/07      106,516
     250   Florida State Board of Education Capital Outlay - Series 1993                   5.000     06/01/08      252,618
     275   Commonwealth of Puerto Rico Public Improvement - General Obligation -
           Series 1993                                                                     5.375     07/01/05      284,056

            Total Investments in Securities - Municipal Bonds (cost $8,273,721) - 98.7%                          8,641,076

            Excess of Other Assets over Liabilities - 1.3%                                                         117,314

           Total Net Assets - 100.0%                                                                          $  8,758,390

See notes to financial statements.
6                                                                        Florida


                    Florida Intermediate
[Logo of Ship Art]  Statement of Assets and Liabilities                                November 30, 1996 (Unaudited)
[Rope Art]
   ASSETS:
     Investments, at market value (cost $8,273,721)                                              $  8,641,076
     Cash                                                                                             472,147
     Receivable for Fund shares sold                                                                   10,669
     Interest receivable                                                                              139,133
     Other                                                                                                 45
       Total assets                                                                                 9,263,070
   LIABILITIES:
     Payable for investments purchased                                                                449,595
     Payable for Fund shares reacquired                                                                 4,081
     Distributions payable                                                                             29,846
     Accrued expenses                                                                                  21,158
       Total liabilities                                                                              504,680
   NET ASSETS                                                                                       8,758,390
     Class A:
     Applicable to 541,809 shares of beneficial interest issued and outstanding                  $  5,537,414
     Net asset value per share                                                                         $10.22
     Class C:
     Applicable to 315,154 shares of beneficial interest issued and  outstanding                 $  3,220,976
     Net asset value per share                                                                         $10.22

                    Florida Intermediate                                  For the six months ended November 30, 1996
[Logo of Ship Art]  Statement of Operations                                                              (Unaudited)
Rope art
   INVESTMENT INCOME - INTEREST                                                                  $    221,216
   EXPENSES:
     Distribution fees - Class A (Note E)                                                              10,304
     Distribution fees - Class C (Note E)                                                              14,518
     Investment advisory fees (Note E)                                                                 20,532
     Custody and accounting fees                                                                       21,609
     Transfer agent's fees                                                                             17,225
     Registration fees                                                                                    457
     Audit fees                                                                                         5,734
     Reimbursement of organizational expenses (Note F)                                                  4,571
     Trustees' fees                                                                                        92
     Shareholder services fees (Note E)                                                                   985
     Other                                                                                                143
     Advisory fees waived (Note E)                                                                    (20,532)
     Expense subsidy (Note E)                                                                         (36,256)
       Total expenses before credits                                                                   39,382
     Custodian fee credit (Note B)                                                                     (1,019)
   Net expenses                                                                                        38,363
   Net investment income                                                                              182,853
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                                                 (3,843)
     Change in unrealized appreciation (depreciation) of investments                                  275,480
   Net gain on investments                                                                            271,637
   Net increase in net assets resulting from operations                                          $    454,490

See notes to financial statements.

Florida                                                                        7


                    Florida Intermediate
[Logo of Ship Art]  Statements of Changes in Net Assets
Rope art

                                                                                    Six Months Ended              Year Ended
   INCREASE (DECREASE) IN NET ASSETS                                                November 30, 1996             May 31, 1996
   Operations                                                                           (Unaudited)
     Net investment income                                                           $    182,853                 $    331,742
     Net realized gain (loss) on security transactions                                     (3,843)                      38,343
     Change in unrealized appreciation (depreciation) of investments                      275,480                     (149,369)
   Net increase in net assets resulting from operations                                   454,490                      220,716
   Distributions to Class A shareholders:
     From net investment income                                                          (119,702)                    (235,102)
     From net realized capital gains                                                      (22,352)
   Distributions to Class C shareholders:
     From net investment income                                                           (62,580)                    (100,151)
     From net realized capital gains                                                      (11,661)
   Net decrease in net assets from distributions to shareholders                         (182,282)                    (369,266)
   Fund share transactions (Note C):
     Proceeds from shares sold                                                            979,177                    5,685,452
     Net asset value of shares issued in reinvestment of distributions                     96,091                      185,193
     Cost of shares reacquired                                                           (662,814)                  (3,310,832)
   Net increase in net assets from Fund share transactions                                412,454                    2,559,813
   Total increase in net assets                                                           684,662                    2,411,263
   NET ASSETS:
     Beginning of period                                                                8,073,728                    5,662,465
     End of period                                                                   $  8,758,390                 $  8,073,728
   NET ASSETS CONSIST OF:
     Paid-in surplus                                                                 $  8,354,830                 $  7,942,376
     Undistributed net investment income                                                   23,351                       22,780
     Accumulated net realized gain (loss) on security transactions                         12,854                       16,697
     Unrealized appreciation (depreciation) of investments                                367,355                       91,875
                                                                                     $  8,758,390                 $  8,073,728

See notes to financial statements.

8                                                                        Florida

[LOGO OF SHIP ART]                                                                                                November 30, 1996
Statement of Investments in Securities and Net Assets                                                                   (Unaudited)
                                                            [ROPE ART]
           Municipal Bonds--Florida Double Tax Exempt

   Face
 Amount                                                                                            Face                      Market
  (000)    Description                                                                             Rate    Maturity           Value

           Escrowed to Maturity
           ------------------------------------------------------------------------------------------------------------------------
$15,000    Colquitt County, GA Development  Authority Revenue - Southern Care Corporation -
           Series 1991 A                                                                          0.000%   12/01/21    $  2,886,750
  1,500    Dade County, FL Health Facilities Authority Revenue - Baptist Hospital of Miami
           Project                                                                                5.750    05/01/21       1,536,540
    335    Florida State Board of Education Capital Outlay                                        9.125    06/01/14         479,710

           Health Care
           ------------------------------------------------------------------------------------------------------------------------
    345    Jacksonville, FL Health Facilities Authority - Tax-Exempt Industrial Development
           Revenue - National Benevolent Association - Cypress Village Florida Project -
           Series 1996 A                                                                          6.125    12/01/16         344,800
  1,000    Jacksonville, FL Health Facilities Authority - Tax-Exempt Industrial Development
           Revenue - National Benevolent Association - Cypress  Village Florida Project -
           Series 1996 A                                                                          6.125    12/01/16         344,800
  4,000    Palm Beach County, FL Industrial Development Revenue - Lourdes-Noreen McKeen
           Residence for Geriatric Care, Incorporated Project - Series 1996                       6.625    12/01/26       4,193,240
    540    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside Properties
           Project - Series 1995                                                                  5.500    12/01/26       4,193,240
    570    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside Properties
           Project - Series 1995                                                                  5.500    05/15/03         565,412
    855    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside Properties
           Project - Series 1995                                                                  5.500    05/15/01         860,010
    600    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside Properties
           Project - Series 1995                                                                  5.500    05/15/04         590,988
  1,000    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside Properties
           Project - Series 1995                                                                  6.000    05/15/10         981,890
    170    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside Properties
           Project - Series 1995                                                                  5.500    05/15/10         981,890

           Hospitals
           ------------------------------------------------------------------------------------------------------------------------
  2,735    Dade County, FL Health Facilities Authority Revenue - Catholic Health and
           Rehabilitation Inc.                                                                    7.125    08/15/09       2,932,494
  3,000    Jacksonville, FL Health Facilities Authority Hospital Revenue - St. Luke's
           Hospital                                                                               7.125    11/15/20       3,308,580
  6,000    Lakeland, FL Hospital Revenue - Lakeland Regional Medical Center Project -
           Series 1996                                                                            5.250    11/15/25       5,834,580
  2,320    Martin County, FL Health Facilities Authority Hospital Revenue - Martin Memorial
           Hospital - Series A                                                                    7.125    11/15/04       2,573,970
  1,000    Martin County, FL Health Facilities Authority Hospital Revenue - Martin Memorial
           Hospital - Series B                                                                    7.100    11/15/20       1,108,570
  1,295    North Miami, FL Health Facilities Authority Revenue - Bon Secours Health System -
           Villa Maria Nursing Center                                                             7.500    09/01/12       1,425,238
  2,500    Orange County, FL Health Facilities Authority Revenue - Adventist Health/Sunbelt -
           Series 1991                                                                            6.875    11/15/15       2,794,300
  2,500    Orange County, FL Health Facilities Authority Revenue - Adventist Health/Sunbelt -
           Series 1991                                                                            6.750    11/15/21       2,764,100
 11,895    Orange County, FL Health Facilities Authority Revenue - Adventist Health System/
           Sunbelt - Series 1995                                                                  5.250    11/15/20      11,594,056

Florida                                                                        9


                                                                                                                   November 30, 1996
           Statement of Investments in Securities and Net Assets                                                         (Unaudited)
====================================================================================================================================
           Municipal Bonds--Florida Double Tax Exempt (continued)
   Face
 Amount                                                                                        Face                         Market
  (000)    Description                                                                         Rate        Maturity          Value
 $2,070    Orange County, FL Health Facilities Authority - Hospital Revenue -
           Orlando Regional Healthcare System - Series 1996 A and B                            6.250%      10/01/18     $2,322,478
  5,455    Orange County, FL Health Facilities Authority - Hospital Revenue -
           Orlando Regional Healthcare System - Series 1996 A and B                            6.250       10/01/21      6,124,929
  1,550    Osceola County, FL Industrial Development Authority Revenue -
           Evangelical Lutheran Society Project                                                6.750       05/01/16      1,709,882
  1,000    Saint Johns County, FL Industrial Development Authority - Hospital Revenue -
           Flagler Hospital - Series 1992                                                      6.000       08/01/22        998,340
  2,000    St. Petersburg, FL Health Facilities Authority Revenue - Allegheny Health System -
           St. Anthony's Health Care Center                                                    6.750       12/01/21      2,216,480
  1,610    St. Petersburg, FL Health Facilities Authority Revenue - Allegheny Health System -
           St. Mary's Hospital                                                                 7.000       12/01/21      1,809,737
  1,000    Tampa, FL Allegany Health System Revenue - St. Joseph's Hospital, Incorporated -
           Series 1991                                                                         6.750       12/01/17      1,112,980
  2,000    Tampa, FL Allegany Health System Revenue - St. Joseph's Hospital - Series 1994      6.500       12/01/23      2,210,280

           Housing/Multifamily
           -----------------------------------------------------------------------------------------------------------------------
    250    Broward County, FL Housing Finance Authority Revenue - Multifamily Housing -
           Boardwalk Apartments Project - Series 1996                                          6.200       08/01/16        256,662
  2,700    Duval County, FL Housing Finance Authority - Multifamily Housing Revenue -
           Greentree Place - Series 1995                                                       6.750       04/01/25      2,791,125
  1,000    Florida Housing Finance Agency - Multifamily Housing Revenue -
           Antigua Club Apartments - Series 1995 A1                                            6.750       08/01/14      1,067,370
  1,115    Florida Housing Finance Agency - Multifamily Housing Revenue -
           Brittany of Rosemont Apartments - Series 1995 C1                                    6.875       08/01/26      1,187,486
  1,260    Florida Housing Finance Agency Revenue - Vinyards Project - Series 1995 H           6.400       11/01/15      1,277,703
  1,660    Florida Housing Finance Agency Revenue - Vinyards Project - Series 1995 H           6.500       11/01/25      1,684,518
  1,000    Florida Housing Finance Agency Revenue - Multifamily Housing -
           Players Club at Tampa, Suntree at East Bay, Suntree at Orlando -
           Players Club at Magnolia Bay and Players Club at East Bay Projects - Ser            6.200       08/01/16      1,027,590
  3,500    Florida Housing Finance Agency Revenue - Villas of Capri Project - Series 1996 H    6.100       04/01/17      3,588,690
  1,000    Florida Housing Finance Agency Revenue - Leigh Meadows Apartments Project -
           Stoddert Arms Apartments Project - Series 1996 N and O                              6.300       09/01/36      1,020,700
  1,000    Florida Housing Finance Agency Revenue - Leigh Meadows Apartments Project -
           Stoddert Arms Apartments Project - Series 1996 N and O                              6.300       09/01/36      1,020,700

           Housing/Single Family
           -----------------------------------------------------------------------------------------------------------------------
  5,100    Broward County, FL Housing Finance Authority Revenue - Single Family -
           Series 1985                                                                         0.000       04/01/16        720,528
  1,900    Broward County, FL Housing Finance Authority Revenue - Single Family -
           Series 1990 A                                                                       7.900       03/01/23      2,006,913
  2,500    Clay County, FL Housing Finance Authority Revenue - Single Family Mortgage -
           Series 1995                                                                         6.550       03/01/28      2,560,800
    280    Dade County, FL Housing Finance Authority - Single Family - Series B                7.750       03/01/17        296,243
    630    Dade County, FL Housing Finance Authority - Single Family - Series B                7.250       09/01/23        659,471
  1,355    Dade County, FL Housing Finance Authority - Single Family - Series D                6.950       12/15/12      1,439,511
     40    Dade County, FL Housing Finance Authority - Single Family - Series E                7.000       03/01/24         42,013

10                                                                       FLORIDA

                                                                                                                  November 30, 1996
           Statement of Investments in Securities and Net Assets                                                        (Unaudited)
===================================================================================================================================
           Municipal Bonds--Florida Double Tax Exempt (continued)
   Face
 Amount                                                                                            Face                      Market
  (000)    Description                                                                             Rate    Maturity           Value
$ 1,000    Dade County, FL Housing Finance Authority - Single Family Mortgage Revenue -
           Series 1995                                                                            6.700%   04/01/28    $  1,024,520
    420    Duval County, FL Housing Finance Authority - Single Family - Series B                  7.500    06/01/15         444,797
    210    Duval County, FL Housing Finance Authority - Single Family - Series A                  7.850    12/01/22         222,048
    490    Duval County, FL Housing Finance Authority - Single Family - Series C                  7.650    09/01/10         521,522
    730    Duval County, FL Housing Finance Authority Revenue - Single Family - Series 1994       6.550    10/01/15         755,594
  1,690    Escambia County, FL Housing Finance Authority - Single Family                          7.400    10/01/23       1,782,122
  1,405    Florida Housing Finance Agency - Single Family Revenue - Series 1994                   6.250    07/01/11       1,450,915
    715    Florida Housing Finance Agency - Single Family Mortgage Revenue - Series 1995 A        6.550    07/01/14         742,199
    715    Florida Housing Finance Agency - Single Family Mortgage Revenue - Series 1995 A        6.650    01/01/24         739,353
    415    Leon County, FL Housing Finance Authority Revenue - Single Family                      7.300    04/01/21         434,380
  3,000    Leon County, FL Housing Finance Authority Revenue - Single Family - Series 1995        7.300    01/01/28       3,329,280
  1,255    Orange County, FL Housing Finance Authority Revenue - Series B                         8.100    11/01/21       1,330,313
    280    Orange County, FL Housing Finance Authority Revenue - Series A                         7.600    01/01/24         297,858
  1,055    Palm Beach County, FL Housing Finance Authority - Single Family Mortgage Revenue       7.600    03/01/23       1,121,138
  2,000    Pinellas County, FL Housing Finance Authority Revenue - Single Family -
           Series 1995 A                                                                          6.650    08/01/21       2,066,920
  1,160    Polk County, FL Housing Finance Authority - Single Family Revenue - Series A           7.150    09/01/23       1,221,793

           Industrial Development and Pollution Control
           ------------------------------------------------------------------------------------------------------------------------
  6,000    Citrus County, FL Pollution Control Revenue - Florida Power Corporation -
           Crystal River Power Plant - Series 1992A                                               6.625    01/01/27       6,439,380
    750    Clay County, FL Industrial Development Authority Revenue - Cargill Project -
           Series 1992                                                                            6.400    03/01/11         800,610
  5,500    Escambia County, FL Pollution Control Revenue - Champion International
           Corporation - Series 1994                                                              6.900    08/01/22       5,852,440
  6,100    Escambia County, FL Pollution Control Revenue - Champion International
           Corporation Project - Series 1996                                                      6.400    09/01/30       6,266,713
  2,500    Hillsborough County, FL Industrial Development Authority Pollution Control
           Revenue - Tampa Electric Company                                                       7.875    08/01/21       2,899,950
    600    Jacksonville, FL Industrial Development Revenue - Cargill Project - Series 1992        6.400    03/01/11         633,720
  2,000    Martin County, FL Pollution Control Revenue - Florida Power and Light Company -
           Series 1990                                                                            7.300    07/01/20       2,215,560
  1,500    Nassau County, FL Pollution Control Revenue - ITT Rayonier Project - Series 1993       6.200    07/01/15       1,533,525
  4,000    Pinellas County, FL Pollution Control Revenue - Florida Power Corporation -
           Anclote and Bartow Power Plants                                                        7.200    12/01/14       4,330,760
  3,000    St. Lucie County, FL Solid Waste Disposal Revenue - Florida Power and Light Company    7.150    02/01/23       3,274,470
  2,000    St. Lucie County, FL Solid Waste Disposal Revenue - Florida Power and Light
           Company - Series 1992                                                                  6.700    05/01/27       2,141,100

Florida                                                                                                                          11

                                                                                                                  November 30, 1996
           Statement of Investments in Securities and Net Assets                                                        (Unaudited)
====================================================================================================================================
           Municipal Bonds--Florida Double Tax Exempt (continued)
   Face
 Amount                                                                                           Face                    Market
  (000)    Description                                                                            Rate     Maturity       Value
           Municipal Appropriation Obligations
           -------------------------------------------------------------------------------------------------------------------------
 $  500    Brevard County, FL School Board - Certificates of Participation -
           Series 1996 A and B                                                                    5.400%   07/01/11    $    507,045
    500    Brevard County, FL School Board - Certificates of Participation -
           Series 1996 A and B                                                                    5.400    07/01/12         504,705
  3,100    Brevard County, FL School Board - Certificates of Participation -
           Series 1996 A and B                                                                    5.500    07/01/21       3,075,076
  3,425    Dade County, FL School Board - Certification of Participation -  Series 1996 A         5.500    05/01/25       3,400,477
  1,500    Florida State Department of Corrections - Certificates of Participation -
           Series 1994                                                                            6.000    03/01/14       1,562,520
  1,000    Palm Beach County, FL School Board - Certificates of Participation - Series 1994A      6.375    08/01/15       1,076,270
  3,650    Palm Beach County, FL School Board - Certificates of Participation - Series 1995 A     5.375    08/01/15       3,630,546

           Municipal Revenue/Other
           -------------------------------------------------------------------------------------------------------------------------
  3,105    Gulf Breeze, FL Local Government Loan Program Floating Rate Demand Revenue -
           Series 1985 A through E                                                                7.750    12/01/15       3,446,550
  1,000    Gulf Breeze, FL Local Government Loan Program Floating Rate Demand Revenue -
           Series 1985 B                                                                          5.900    12/01/11       1,064,770
  5,000    Hernando County, FL Revenue Criminal Justice Complex                                   7.650    07/01/16       6,479,000

           Municipal Revenue/Transportation
           -------------------------------------------------------------------------------------------------------------------------
  7,585    Dade County, FL Aviation Revenue - Series 1996 A and B                                 5.600    10/01/26       7,616,933
  2,620    Dade County, FL Seaport Revenue - Series 1996                                          5.400    10/01/21       2,574,098
  2,335    Palm Beach County, FL Airport System Revenue                                           7.500    10/01/00       2,590,099
  3,000    Sanford Airport Authority, Florida - Industrial Development Revenue Bonds -
           (Central Florida Terminals, Inc. Project) - Series 1995 A and B                        7.500    05/01/15       3,015,480
  3,270    Sanford Airport Authority, Florida - Industrial Development Revenue Bonds -
           (Central Florida Terminals, Inc. Project) - Series 1995 A and B                        7.750    05/01/21       3,301,490

           Municipal Revenue/Utility
           -------------------------------------------------------------------------------------------------------------------------
  2,000    Escambia County, FL Utilities Authority - System Revenue - Series 1992 B               0.000    01/01/15         740,360
  3,000    Jacksonville, FL Electric Authority - St. Johns River Power System Revenue -
           Issue 2 - Series 11                                                                    5.250    10/01/20       2,885,400
  1,000    Lakeland, FL Electric and Water Revenue - Junior Subordinate Lien - Series 1996 B      6.000    10/01/12       1,092,340
  1,850    Manatee County, FL Public Utilities Revenue - Series 1991 C                            0.000    10/01/08       1,017,981
  2,800    Manatee County, FL Public Utilities Revenue - Series 1991 C                            0.000    10/01/09       1,446,676
  1,000    Orlando, FL Utilities Commission - Water and Electric Revenue - Series 1989 D          6.750    10/01/17       1,188,580
    340    Commonwealth of Puerto Rico Electric Power Authority - Series 1995 X                   5.500    07/01/25         329,977
  2,570    Sunrise, FL Utility System Revenue - Series 1992 B                                     0.000    10/01/13       1,032,420

           Municipal Revenue/Water & Sewer
           -------------------------------------------------------------------------------------------------------------------------
  3,750    Auburndale, FL Water and Sewer Revenue - Series 1995                                   5.250    12/01/25       3,651,938
  2,250    Hillsborough County, FL Utility Revenue - Series A                                     6.500    08/01/16       2,470,095
  3,500    Hillsborough County, FL Utility Revenue - Series B                                     6.500    08/01/16       3,842,370
  1,500    Miami Beach, FL Water and Sewer Revenue - Series 1995                                  5.375    09/01/15       1,495,485



12                                                                                                                           Florida


                                                                                                                  November 30, 1996
           Statement of Investments in Securities and Net Assets                                                        (Unaudited)
====================================================================================================================================
           Municipal Bonds--Florida Double Tax Exempt (continued)
   Face
 Amount                                                                                           Face                    Market
  (000)    Description                                                                            Rate     Maturity       Value
           Non-State General Obligations
           -------------------------------------------------------------------------------------------------------------------------
 $2,990    Hillsborough County, FL Environmentally Sensitive Lands Acquisition and
           Protection Program - Series 1992                                                       6.250%   07/01/08    $  3,192,812
  3,000    New York City, NY General Obligation - Series 1996 F and G                             5.750    02/01/19       2,897,730
  3,000    New York City, NY General Obligation - Series 1996 F and G                             5.750    02/01/17       2,912,640
  3,630    New York City, NY General Obligation - Series 1996 H and I                             5.875    03/15/18       3,562,627
  5,000    Sunrise Lakes, FL Phase 4 Recreation District - General Obligation and Revenue -
           Series 1995 A and B                                                                    6.750    08/01/24       5,406,600

           Pre-refunded
           -------------------------------------------------------------------------------------------------------------------------
  1,925    Boynton Beach, FL Water and Sewer System Utility Revenue - Series 1990                 7.400    11/01/15       2,181,988
  1,500    Broward County, FL School Board - Certificates of Participation                        7.125    07/01/10       1,673,190
  5,000    Florida State Board of Education Capital Outlay - Series 1991 B                        6.700    06/01/22       5,539,300
  2,000    Florida State Board of Education Capital Outlay - Series 1992 C                        6.625    06/01/17       2,236,940
  1,000    Hillsborough County, FL Port District Revenue - Tampa Port Authority -
           Series 1990                                                                            8.250    06/01/09       1,158,300
  1,635    Hillsborough County, FL Utility Revenue - Series A                                     7.000    08/01/14       1,839,310
  1,810    Jacksonville, FL Electric Authority - Bulk Power Supply System Revenue -
           Scherer 4 Project - Series 1991 A                                                      7.000    10/01/12       2,014,385
  1,500    Lady Lake, FL Industrial Development Revenue - Sunbelt Utilities                       9.625    07/01/15       1,789,290
  1,050    Naples, FL Hospital Revenue - Naples Community Hospital                                7.200    10/01/19       1,178,824
  3,400    North Springs, FL Improvement District Water and Sewer Revenue -
           Broward County - Series 1991                                                           8.000    10/01/16       4,010,844
  1,750    Orange County, FL Tourist Development Tax Revenue - Series 1990                        7.250    10/01/10       1,970,448
  1,750    Palm Beach County, FL Criminal Justice Facilities Revenue                              7.250    06/01/11       1,955,608
  1,425    Commonwealth of Puerto Rico Electric Power Authority - Series P                        7.000    07/01/21       1,616,648
  2,500    Seminole County, FL School Board - Certificates of Participation - Series 1994 B       6.750    07/01/14       2,865,525

           Resource Recovery
           -------------------------------------------------------------------------------------------------------------------------
  4,395    Broward County, FL Resource Recovery Revenue - SES Broward Company,
           L.P. South Project - Series 1984                                                       7.950    12/01/08       4,857,178
  2,125    Lee County, FL Solid Waste System Revenue - Series A                                   7.000    10/01/11       2,375,962

           Special Tax Revenue
           -------------------------------------------------------------------------------------------------------------------------
  3,900    Broward County, FL Professional Sports Facilities Tax and Revenue -
           Broward County Civic Arena Project - Series 1996 A and B                               5.625    09/01/28       3,905,850
  6,730    Dade County, FL Professional Sports Franchise Facilities Tax Revenue - Series 1995     5.250    10/01/30       6,542,771
  3,250    Dade County, FL Special Obligation - Series 1996 A and B                               5.000    10/01/35       2,999,945
  5,835    Dade County, FL Special Obligation - Series 1996 A and B                               0.000    10/01/07       3,412,833
  1,010    Martin County, FL Tropical Farms Water and Sewer Special Assessment District -
           Series 1995                                                                            5.900    11/01/11       1,046,057
  1,000    Miami Beach, FL Redevelopment Agency - Tax Increment Revenue -
           City Center/Historic Convention Village - Series 1993                                  5.875    12/01/22         969,570
  1,000    Palm Beach Gardens, FL Special Obligation Revenue                                      7.250    07/01/15       1,086,060
  2,600    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
           Series 1996 Y and Z                                                                    5.500    07/01/36       2,538,432
  5,000    Tampa, FL Occupational License Tax - Series 1996 A and B                               5.500    10/01/27       4,941,050
  3,300    Tampa, FL Utilities Tax Improvement - Series 1996                                      0.000    04/01/17       1,076,329

Florida                                                                                                                           13

                                                                                                                  November 30, 1996
           Statement of Investments in Securities and Net Assets                                                        (Unaudited)
====================================================================================================================================
           Municipal Bonds--Florida Double Tax Exempt (continued)
   Face
 Amount                                                                                           Face                    Market
  (000)    Description                                                                            Rate     Maturity       Value
           State/Territorial General Obligations
           -------------------------------------------------------------------------------------------------------------------------
  $4,000   Florida State Broward County Expressway Authority - Series 1984                        9.875%   07/01/09    $  5,734,640
   1,000   Florida State Broward County Expressway Authority - Series 1984                       10.000    07/01/14       1,522,620
   4,800   Florida State Department of Transportation Right of Way - General Obligation -
           Series 1996                                                                            5.375    07/01/26       4,712,544
   2,165   Florida State Board of Education Capital Outlay - Series 1985                          9.125    06/01/14       3,098,959

           Total Investments in Securities - Municipal Bonds (cost $286,411,339) - 98.3%                                309,378,108

           Excess of Other Assets over Liabilities - 1.7%                                                                 5,309,362

           Total Net Assets - 100.0%                                                                                   $314,687,470

See notes to financial statements.

14                                                                                                                          Florida

[Logo of Ship Art]
Florida Double Tax Exempt
Statement of Assets and Liabilities                               November 30, 1996  (Unaudited)
================================================================================================
ASSETS:
   Investments, at market value (cost $286,411,339)                                 $309,378,108
   Cash                                                                                  262,191
   Receivable for investments sold                                                     5,056,985
   Receivable for Fund shares sold                                                       362,097
   Interest receivable                                                                 5,111,382
   Other                                                                                  14,973
      Total assets                                                                   320,185,736
LIABILITIES:
   Payable for investments purchased                                                   3,448,344
   Payable for Fund shares reacquired                                                    516,522
   Distributions payable                                                               1,329,128
   Accrued expenses                                                                      204,272
      Total liabilities                                                                5,498,266
NET ASSETS                                                                           314,687,470
   Class A:
   Applicable to 29,047,014 shares of beneficial interest issued and outstanding    $312,037,759
   Net asset value per share                                                        $      10.74
   Class C:
   Applicable to 246,537 shares of beneficial interest issued and outstanding       $  2,649,711
   Net asset value per share                                                        $      10.75

[Logo of Ship Art]
Florida Double Tax Exempt                             For the six months ended November 30, 1996
Statement of Operations                                                              (Unaudited)
================================================================================================
INVESTMENT INCOME - INTEREST                                                        $  9,737,956
EXPENSES:
   Distribution fees - Class A (Note E)                                                  625,510
   Distribution fees - Class C (Note E)                                                    9,394
   Investment advisory fees (Note E)                                                     786,734
   Custody and accounting fees                                                            80,873
   Transfer agent's fees                                                                  78,140
   Registration fees                                                                       6,400
   Legal fees                                                                              2,745
   Audit fees                                                                             10,431
   Trustees' fees                                                                          4,575
   Shareholder services fees (Note E)                                                     12,050
   Other                                                                                   6,259
   Advisory fees waived (Note E)                                                        (241,037)
      Total expenses before credits                                                    1,382,074
   Custodian fee credit (Note B)                                                         (18,173)
Net expenses                                                                           1,363,901
Net investment income                                                                  8,374,055
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions                                    (162,045)
   Change in unrealized appreciation (depreciation) of investments                    10,666,484
Net gain on investments                                                               10,504,439
Net increase in net assets resulting from operations                                $ 18,878,494

See notes to financial statements.

Florida                                                                       15

Ship art
             Florida Double Tax Exempt
             Statements of Changes in Net Assets

====================================================================================================================
                                                                            Six Months Ended             Year Ended
                                                                            November 30, 1996           May 31, 1996
INCREASE (DECREASE) IN NET ASSETS                                              (Unaudited)
Operations:
  Net investment income                                                       $  8,374,055              $ 17,831,203
  Net realized gain (loss) on security transactions                               (162,045)                4,828,780
  Change in unrealized appreciation (depreciation) of investments               10,666,484               (12,275,838)
Net increase in net assets resulting from operations                            18,878,494                10,384,145
Distributions to Class A shareholders:
  From net investment income                                                    (8,359,519)              (17,864,777)
Distributions to Class C shareholders:
  From net investment income                                                       (46,959)                  (15,706)
Net decrease in net assets from distributions to shareholders                   (8,406,478)              (17,880,483)
Fund share transactions (Note C):
  Proceeds from shares sold                                                     12,742,723                36,866,299
  Net asset value of shares issued in reinvestment of distributions              3,191,730                 6,774,286
  Cost of shares reacquired                                                    (31,350,043)              (57,887,168)
Net decrease in net assets from Fund share transactions                        (15,415,590)              (14,246,583)
Total decrease in net assets                                                    (4,943,574)              (21,742,921)
NET ASSETS:
  Beginning of period                                                          319,631,044               341,373,965
  End of period                                                               $314,687,470              $319,631,044
NET ASSETS CONSIST OF:
  Paid-in surplus                                                             $293,233,201              $308,648,791
  Overdistributed net investment income                                            (32,423)
  Accumulated net realized gain (loss) on security transactions                 (1,480,077)               (1,318,032)
  Unrealized appreciation (depreciation) of investments                         22,966,769                12,300,285
                                                                              $314,687,470              $319,631,044

See notes to financial statements.


16                                                                       Florida

Ship art
Notes to Financial Statements
================================================================================

A.  Description of Business

    Flagship's Florida Intermediate Tax Exempt Fund (Florida Intermediate) and Florida Double Tax Exempt Fund (Florida Double Tax Exempt) are sub-trusts of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The non-diversified Florida Intermediate Fund and diversified Florida Double Tax Exempt Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds commenced investment operations on February 1, 1994 and June 15, 1990, respectively. The Funds began to offer Class C shares to the investing public on February 2, 1994, and September 14, 1995, respectively. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in each Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B.  Significant Accounting Policies
    The following is a summary of significant accounting policies consistently followed by the Funds.

    Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

    Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.

      The Funds must maintain a diversified investment portfolio as a registered investment company, however, the Funds' investments are primarily in the securities of their state. Such concentration subjects the Funds to the effects of economic changes occurring within that state.

    Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to their shareholders all of their tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.

      Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.

    Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Funds amortize original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

    Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

Florida                                                                       17

Notes to Financial Statements
================================================================================

Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

     The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 80% of the daily effective federal funds rate.

Securities Purchased on a "When-issued" Basis: The Funds may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. At November 30, 1996, there were no "when-issued" purchase commitments included in the Florida Intermediate and the Florida Double Tax Exempt Funds' statements of investments.

C.  Fund Shares
At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                      Six Months Ended                       Year Ended
                                                     November 30, 1996                      May 31, 1996
                                                        (Unaudited)
                                               ------------------------------      ------------------------------
                                                 Shares            Amount            Shares            Amount
FLORIDA INTERMEDIATE
Class A:
Shares sold                                        73,244       $    738,674          366,520       $  3,698,170
Shares issued on reinvestment                       6,462             64,372           12,299            124,575
Shares reacquired                                 (43,214)          (429,517)        (261,357)        (2,643,760)
Net increase                                       36,492       $    373,529          117,462       $  1,178,985

CLASS C:
Shares sold                                        23,697       $    240,503          195,954       $  1,987,282
Shares issued on reinvestment                       3,185             31,719            5,977             60,618
Shares reacquired                                 (23,199)          (233,297)         (66,052)          (667,072)
Net increase                                        3,683       $     38,925          135,879       $  1,380,828

FLORIDA DOUBLE TAX EXEMPT
Class A:
Shares sold                                     1,071,062       $ 11,233,704        3,341,801       $ 35,642,289
Shares issued on reinvestment                     303,305          3,174,349          635,529          6,768,677
Shares reacquired                              (2,979,624)       (31,224,433)      (5,453,566)       (57,862,882)
Net decrease                                   (1,605,257)      $(16,816,380)      (1,476,236)      $(15,451,916)

18                                                                       Florida

Notes to Financial Statements

============================================================================================================
                                                Six Months Ended                     Period From
                                                November 30, 1996         September 14, 1995 to May 31, 1996
                                                   (Unaudited)
                                             -----------------------      ----------------------------------
                                             Shares         Amount             Shares         Amount
CLASS C:
Shares sold                                  143,956      $1,509,019           114,811      $1,224,010
Shares issued on reinvestment                  1,655          17,381               526           5,609
Shares reacquired                            (12,109)       (125,610)           (2,302)        (24,286)
Net increase                                 133,502      $1,400,790           113,035      $1,205,333

D. PURCHASES AND SALES OF MUNICIPAL BONDS

Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated:

Fund                               Purchases        Sales
Florida Intermediate              $  1,852,177   $  1,505,394
Florida Double Tax Exempt         $ 98,520,391   $120,291,803

     At November 30, 1996, cost for federal income tax purposes is $8,274,258 and $286,411,339 for the Florida Intermediate and Florida Double Tax Exempt Funds, respectively, and net unrealized appreciation aggregated $366,818 and $22,966,769, respectively, which includes:

                                  Unrealized    Unrealized
Fund                             Appreciation  Depreciation
Florida Intermediate              $   367,852    $ 1,034
Florida Double Tax Exempt         $23,029,302    $62,533

     At November 30, 1996, the Florida Double Tax Exempt Fund has available capital loss carryforwards of approximately $1,380,600 to offset future net capital gains in the amounts of $1,130,500 through May 31, 2003 and $250,100 through May 31, 2005. The Florida Intermediate Fund has a capital loss carryforward of approximately $3,000 to offset future net capital gains through May 31, 2005.

E.  TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

Flagship Financial Inc. (Advisor), under the terms of agreements which provide for furnishing of investment advice, office space and facilities to the Funds, receives fees computed monthly on the daily net assets of the Funds at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived advisory fees for the Florida Intermediate and Florida Double Tax Exempt Funds amounting to $20,532 and $241,037, respectively. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $38,702 for Florida Double Tax Exempt. Also, under an agreement with the Funds, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

     The Funds have Distribution Agreements with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Funds' Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Funds' shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Funds' average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $1,735, $2,364, $102,349 and $2,197 for Florida Intermediate Class A shares and Class

Florida                                                                       19

Notes to Financial Statements
================================================================================

C shares, and Florida Double Tax Exempt Class A shares and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Funds as shareholder services fees.

     In its capacity as national wholesale underwriter for the shares of the Funds, the Distributor received commissions on sales of the Funds' shares for the six months ended November 30, 1996, are approximately as follows:

Fund                         Gross Commissions  Paid to Other Dealers
Florida Intermediate               $3,800              $3,100
Florida Double Tax Exempt          $3,400              $2,900

     For the six months ended November 30, 1996, the Distributor received approximately $200 and $800 of contingent deferred sales charges on redemptions of shares in Florida Intermediate and Florida Double Tax Exempt, respectively. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F.  ORGANIZATIONAL EXPENSES

The organizational expenses incurred on behalf of the Florida Intermediate Fund (approximately $27,400) are being reimbursed to the Advisor on a straight-line basis over a period of three years. As of November 30, 1996, $4,571 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G.  LINE OF CREDIT

The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. Florida Double Tax Exempt may temporarily borrow up to $17 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $403,100, at a weighted average annualized interest rate of 5.68%. At November 30, 1996, the Fund had no borrowings outstanding under the line of credit.

H.  SUBSEQUENT EVENT

On December 12, 1996, the shareholders of the Funds approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.

20                                                                       Florida

Ship Art   Florida Intermediate      Selected data for each share of beneficial
           Financial Highlights      interest outstanding throughout the period.

========================================================================================================================
                                          Six Months Ended        Year Ended        Year Ended          Period From
                                          November 30, 1996      May 31, 1996      May 31, 1995      February 1, 1994 to
CLASS A                                      (Unaudited)                                                 May 31, 1994
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 9.88               $10.05            $  9.66               $ 9.70
Income from investment operations:
  Net investment income                          0.23                 0.46               0.46                 0.12
  Net realized and unrealized gain
   (loss) on securities                          0.34                (0.17)              0.33                (0.04)
Total from investment operations                 0.57                 0.29               0.79                 0.08
Less distributions:
  From net investment income                    (0.23)               (0.46)             (0.40)               (0.12)
Total distributions                             (0.23)               (0.46)             (0.40)               (0.12)
Net asset value, end of period                 $10.22               $ 9.88            $ 10.05               $ 9.66
Total return/(a)/                               11.73%                3.41%              8.42%                1.75%
Ratios to average net assets
 (annualized where appropriate):
  Actual net of waivers and
   reimbursements:
    Expenses(b)                                  0.75%                0.76%              0.67%                0.29%
    Net investment income                        4.64%                4.48%              4.74%                3.79%
  Assuming credits and no waivers
   or reimbursements:
    Expenses                                     2.11%                1.67%              3.54%                6.70%
    Net investment income                        3.28%                3.57%              1.87%               (2.62%)
Net assets at end of period (000's)            $5,537               $4,995             $3,898               $  964
Portfolio turnover rate                         18.30%               66.18%            105.01%               28.15%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.73% and 0.67%, respectively; prior period numbers have not been restated to reflect these credits.

Florida                                                                       21

[Ship Art]  Florida Intermediate     Selected data for each share of beneficial
            Financial Highlights    interest outstanding throughout the period.

==================================================================================================================================
                                                 Six Months Ended        Year Ended        Year Ended          Period From
                                                 November 30, 1996      May 31, 1996      May 31, 1995      February 2, 1994 to
CLASS C                                             (Unaudited)                                                May 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 9.88                $10.05           $  9.66               $ 9.70
Income from investment operations:
  Net investment income                                 0.21                  0.40              0.40                 0.11
  Net realized and unrealized gain
   (loss) on securities                                 0.33                 (0.16)             0.33                (0.06)
Total from investment operations                        0.54                  0.24              0.73                 0.05
Less distributions:
  From net investment income                           (0.20)                (0.41)            (0.34)               (0.09)
Total distributions                                    (0.20)                (0.41)            (0.34)               (0.09)
Net asset value, end of period                        $10.22                $ 9.88           $ 10.05               $ 9.66
Total return/(a)/                                      11.15%                 2.88%             7.80%                1.33%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
   reimbursements:
    Expenses/(b)/                                       1.30%                 1.34%             1.19%                0.68%
    Net investment income                               4.09%                 3.88%             4.19%                3.42%
  Assuming credits and no waivers
   or reimbursements:
    Expenses                                            2.67%                 2.25%             4.53%                7.38%
    Net investment income                               2.72%                 2.97%             0.85%               (3.28%)
Net assets at end of period (000's)                   $3,221                $3,079           $ 1,765               $1,058
Portfolio turnover rate                                18.30%                66.18%           105.01%               28.15%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.28% and 1.25%, respectively; prior period numbers have not been restated to reflect these credits.

22                                                                       Florida

[Logo of Ship Art] Florida Double Tax Exempt
                   Financial Highlights                                  Selected data for each share of beneficial
                                                                         interest outstanding throughout the period.
====================================================================================================================
                                         Six Months Ended     Year Ended    Year Ended    Year Ended    Year Ended
                                        November 30, 1996    May 31, 1996  May 31, 1995  May 31, 1994   May 31, 1993
CLASS A                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  10.39          $  10.63      $  10.38      $  10.76       $  10.18
Income from investment operations:
   Net investment income                         0.28              0.57          0.58          0.60           0.63
   Net realized and unrealized gain
   (loss) on securities                          0.35             (0.24)         0.26         (0.38)          0.61
Total from investment operations                 0.63              0.33          0.84          0.22           1.24
Less distributions:
   From net investment income                   (0.28)            (0.57)        (0.59)        (0.60)         (0.64)
   From net realized capital gains                                                                           (0.02)
Total distributions                             (0.28)            (0.57)        (0.59)        (0.60)         (0.66)
Net asset value, end of period               $  10.74          $  10.39      $  10.63      $  10.38       $  10.76
Total return/(a)/                               12.31%             3.14%         8.43%         2.00%         12.49%
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and
   reimbursements:
      Expenses/(b)/                              0.87%             0.83%         0.73%         0.58%          0.45%
      Net investment income                      5.32%             5.36%         5.71%         5.51%          6.01%
   Assuming credits and no waivers
   or reimbursements:
      Expenses                                   1.02%             1.02%         1.04%         1.00%          0.99%
      Net investment income                      5.17%             5.17%         5.40%         5.09%          5.47%
Net assets at end of period (000's)          $312,038          $318,456      $341,374      $372,082       $369,123
Portfolio turnover rate                         31.48%            93.93%        52.67%        31.92%         22.60%

(a)  The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b)  During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.86% and 0.82%, respectively; prior period numbers have not been restated to reflect these credits.

Florida                                                                      23

[Logo of Ship Art]
Florida Double Tax Exempt
Financial Highlights                  Selected data for each share of beneficial
                                     interest outstanding throughout the period.

================================================================================
                                       Six Months Ended        Period From
                                       November 30, 1996   September 14, 1995 to
Class C                                  (Unaudited)           May 31, 1996
--------------------------------------------------------------------------------
Net asset value, beginning of period     $10.39                    $10.65
Income from investment operations:
  Net investment income                    0.25                      0.35
  Net realized and unrealized gain
  (loss) on securities                     0.36                     (0.26)
Total from investment operations           0.61                      0.09
Less distributions:
  From net investment income              (0.25)                    (0.35)
Total distributions                       (0.25)                    (0.35)
Net asset value, end of period           $10.75                    $10.39
Total return/(a)/                         11.93%                     1.30%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
     Expenses/(b)/                         1.40%                     1.38%
     Net investment income                 4.69%                     4.59%
  Assuming credits and no waivers
  or reimbursements:
     Expenses                              1.56%                     1.55%
     Net investment income                 4.53%                     4.42%
Net assets at end of period (000's)      $2,650                    $1,175
Portfolio turnover rate                   31.48%                    93.93%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized.
(b)  During the six months ended November 30, 1996 and the period ended May
     31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.39% and 1.37%, respectively; prior period numbers have not been restated to reflect these credits.

24                                                                       Florida

[CAPTION]

[lOGO of Ship art]                                                                          November 30, 1996
Statement of Investments in Securities and Net Assets                                             (Unaudited)
=================================================================================================================
         Municipal Bonds
 Face
Amount                                                                          Face                    Market
(000)    Description                                                            Rate      Maturity      Value
         Education
         --------------------------------------------------------------------------------------------------------
$  675   Commonwealth of Puerto Rico Industrial, Medical and Environmental -
         Pollution Control Facilities Financing Authority - Catholic
         University of Puerto Rico Project - Series 1993                         5.600%    12/01/07   $  674,669
    60   University of New Mexico Regents - System Revenue - Series 1992 A       5.900     06/01/04       64,667
 5,000   University of New Mexico Regents - System Revenue - Series 1992 A       6.000     06/01/21    5,278,649

         Escrowed to Maturity
         --------------------------------------------------------------------------------------------------------
   327   Santa Fe County, NM Office and Training Facilities Revenue Project      9.000     07/01/07      415,153

         Health Care
         --------------------------------------------------------------------------------------------------------
 1,000   Hobbs, NM Health Facilities Revenue - Evangelical Lutheran
         Good Samaritan Society - Series 1996                                    5.500     05/01/26      984,190
   500   Las Cruces, NM Health Facilities Revenue - Evangelical Lutheran
         Good Samaritan Society - Series 1992                                    6.450     12/01/17      540,040

         Hospitals
         --------------------------------------------------------------------------------------------------------
   450   Albuquerque, NM Hospital System - Presbyterian Healthcare Services -
         Series 1992 A                                                           6.375     08/01/07      493,790
 1,500   Albuquerque, NM Evangelical Lutheran Good Samaritan Society -
         Series 1993                                                             5.900     06/01/13    1,557,435
   350   Socorro, NM Health Facilities Revenue - Evangelical Lutheran
         Good Samaritan Society - Series 1994                                    6.000     05/01/08      375,484

         Housing/Multifamily
         --------------------------------------------------------------------------------------------------------
 1,000   Las Cruces, NM Housing Development Corporation - Multifamily Mortgage
         Revenue - Series 1993A                                                  6.400     10/01/19    1,010,960

         Housing/Single Family
         --------------------------------------------------------------------------------------------------------
 2,000   New Mexico Mortgage Finance Authority Revenue -
         Single Family Mortgage Program - Series 1996 D                          6.250     07/01/22    2,052,960
 1,250   New Mexico Mortgage Finance Authority Revenue -
         Single Family - Series 1995 A                                           6.650     07/01/26    1,295,075
   170   New Mexico Mortgage Finance Authority Revenue -
         Single Family - Series 1992 A-1                                         6.850     07/01/10      177,873
   810   New Mexico Mortgage Finance Authority -
         Single Family - Series 1992 A-2                                         6.900     07/01/24      849,342

         Industrial Development and Pollution Control
         --------------------------------------------------------------------------------------------------------
   985   Farmington, NM Pollution Control Revenue - Public Service Company -
         San Juan and Four Corners - Series 1992 A                               6.375     12/15/22    1,063,051
 1,000   Lordsburg, NM Pollution Control Revenue - Phelps Dodge Corporation -
         Series 1993                                                             6.500     04/01/13    1,059,220

         Municipal Revenue/Transportation
         --------------------------------------------------------------------------------------------------------
 1,000   Albuquerque, NM Airport Revenue - Series 1995 A and B                   6.600     07/01/16    1,089,610

4                                                                     New Mexico


                                    SAR-196

                                                                                                               November 30, 1996
                Statement of Investments in Securities and Net Assets                                                (Unaudited)
====================================================================================================================================
                Municipal Bonds (continued)
     Face
     Amount                                                                                  Face                      Market
     (000)      Description                                                                  Rate       Maturity        Value
                Municipal Revenue/Utility
                --------------------------------------------------------------------------------------------------------------------
     $1,200     Guam Power Authority Revenue - Series 1993 A                                 5.250%     10/01/23      $1,093,956
        250     Las Cruces, NM Utility and Improvement Revenue                               6.250      07/01/12         259,295
      1,000     Los Alamos County, NM Incorporated Utility System Revenue  - Series 1994 A   5.700      07/01/05       1,066,320
      1,500     Los Alamos County, NM Incorporated Utility System Revenue - Series 1994 A    6.000      07/01/15       1,568,880
        700     Commonwealth of Puerto Rico Electric Power Authority Revenue - Series 1995 Z 5.250      07/01/21         658,574
        100     Rio Grande, NM Natural Gas Association System Revenue and Improvement -
                Dona Ana County - Series 1993                                                6.000      07/01/07         100,047
      1,000     Rio Grande, NM Natural Gas Association System Revenue and Improvement -
                Dona Ana County - Series 1993                                                6.125      07/01/13         998,380
      1,000     Santa Fe, NM Utility Revenue - Series 1995 A                                 5.250      06/01/17         983,970

                Municipal Revenue/Water & Sewer
                --------------------------------------------------------------------------------------------------------------------
      1,000     Albuquerque, NM Joint Water and Sewer System Revenue - Series 1990 A         0.000      07/01/07         584,270
        100     Grants, NM Water and Sewer Improvement Revenue - Series 1993 B               5.600      01/01/08         101,814
        500     Grants, NM Water and Sewer Improvement Revenue - Series 1993 B               5.800      01/01/13         485,230

                Non-State General Obligations
                --------------------------------------------------------------------------------------------------------------------
         50     Albuquerque, NM Municipal School District Number 12 - General
                Obligation - Series 1996                                                     5.000      08/01/02          51,549
         80     Bernalillo County, NM General Obligation - Series 1994                       5.750      10/01/05          85,774
        480     Grants/Cibola County, NM School District Number 1 - General Obligation -
                Series 1994                                                                  6.250      05/01/08         507,058
        510     Grants/Cibola County, NM School District Number 1 - General Obligation -
                Series 1994                                                                  6.250      05/01/09         535,561
        200     Torrance County, NM General Obligation - Series 1993                         5.500      07/01/04         204,292

                Pre-refunded
                --------------------------------------------------------------------------------------------------------------------
        250     Albuquerque, NM Joint Water and Sewer System Revenue - Series 1990 A         6.000      07/01/15         264,838
        500     Sandoval County, NM Gross Receipts Tax Revenue - Series 1994                 7.150      11/01/10         593,330

                Resource Recovery
                --------------------------------------------------------------------------------------------------------------------
      1,000     Las Cruces, NM South Central Solid Waste Authority Revenue -
                Environmental Services - Series 1995                                         6.000      06/01/16       1,006,610

                Special Tax Revenue
                --------------------------------------------------------------------------------------------------------------------
      4,250     Albuquerque, NM Gross Receipts - Lodgers Tax Revenue - Series 1991           0.000      07/01/11       1,936,810
      1,000     Bernalillo County, NM Gross Receipts Tax Revenue - Series 1996 A             5.750      04/01/21       1,012,880
      2,550     Dona Ana County, NM Gross Receipts Tax and Improvement Revenue
                - Series  1993                                                               6.000      06/01/19       2,613,062
        465     Grants, NM Gross Receipts Tax and Improvement Revenue - Series 1993 B        5.800      07/01/13         451,013
        250     Las Cruces, NM Gross Receipts Tax Revenue - Series 1992                      6.250      12/01/05         267,362
      1,000     Las Cruces, NM Revenue - Series 1995                                         5.450      12/01/08       1,014,970
        500     Las Cruces, NM Revenue - Series 1995                                         5.500      12/01/15         493,045
        100     New Mexico Finance Authority -  Special Cigarette Tax Revenue -
                University of New Mexico Cancer Treatment Center Project - Series 1996       5.500      06/01/07         103,640

New Mexico                                                                     5


                                    SAR-197

                                                                                                                   November 30, 1996
              Statement of Investments in Securities and Net Assets                                                     (Unaudited)
====================================================================================================================================
              Municipal Bonds (continued)
     Face
     Amount                                                                                          Face                   Market
     (000)    Description                                                                            Rate      Maturity     Value
    $   60    New Mexico Finance Authority - Special Cigarette Tax Revenue -
              University of New Mexico Cancer Treatment Center Project - Series 1996                 5.000%    06/01/03  $    61,607
     3,700    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
              - Series 1996 Y and Z                                                                  5.500     07/01/36    3,612,384
     1,000    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
              Series 1996 Y and Z                                                                    5.000     07/01/36      909,240
       300    Roswell, NM Sales Tax Revenue - Series 1993                                            6.000     06/01/12      306,903
       225    Sandoval County, NM Gross Receipts Tax/Fire District Revenue - Series 1993             6.600     12/01/04      233,280
       200    Sandoval County, NM Gross Receipts Tax/Fire District Revenue - Series 1993             6.900     12/01/07      207,436
       375    Sandoval County, NM Gross Receipts Tax Revenue - Series 1992                           6.900     11/01/12      404,276
       130    Sandoval County, NM Gross Receipts Tax Revenue - Series 1992A                          6.500     12/01/06      139,625
        30    Santa Fe, NM Subordinate Lien Gross receipts Tax Revenue - Series 1995 A and B         4.750     06/01/04       30,264
       500    Silver City, NM Sales Tax Revenue - Series 1993                                        5.850     07/01/09      500,635
       470    Tucumcari, NM Municipal Gross Receipts/Lodgers' Tax Improvement Revenue -
              Series 1993                                                                            5.875     06/01/12      466,931

              State/Territorial General Obligations
              ----------------------------------------------------------------------------------------------------------------------
     1,500    Guam Government General Obligation - Series 1993 A                                     5.375     11/15/13    1,416,270

              Student Loan Revenue Bonds
              ---------------------------------------------------------------------------------------------------------------------
     1,600    New Mexico Educational Assistance Foundation - Student Loan Revenue - Series A         6.850     04/01/05    1,731,072
       500    New Mexico Educational Assistance Foundation - Student Loan Revenue - Series 1A        6.550     12/01/05      521,820
       340    New Mexico Educational Assistance Foundation - Student Loan Revenue - Series 1A        6.850     12/01/05      355,378
     1,000    New Mexico Educational Assistance Foundation - Student Loan Revenue -
              Series 1994 II-A, II-B, II-C                                                           5.500     12/01/07    1,023,030
     1,250    New Mexico Educational Assistance Foundation - Student Loan Revenue -                  6.500     03/01/04    1,363,600
              Series 1995 IV-A1

              Total Investments in Securities - Municipal Bonds (cost $48,811,917) - 98.6%                                51,308,449

              Excess of Other Assets over Liabilities - 1.4%                                                                 706,295

              Total Net Assets - 100.0%                                                                                  $52,014,744

See notes to financial statements.

6                                                                   New Mexico

                                    SAR-198

[LOGO OF SHIP ART]

Statement of Assets and Liabilities                November 30, 1996 (Unaudited)

================================================================================
ASSETS:
  Investments, at market value (cost $48,811,917)                   $51,308,449
  Receivable for investments sold                                        70,000
  Receivable for Fund shares sold                                        50,046
  Interest receivable                                                 1,102,139
  Other                                                                   2,327
     Total assets                                                    52,532,961
LIABILITIES:
  Bank overdraft                                                        162,027
  Payable for Fund shares reacquired                                    101,134
  Distributions payable                                                 210,264
  Accrued expenses                                                       44,792
     Total liabilities                                                  518,217
NET ASSETS:
  Applicable to 5,080,131 shares of beneficial interest issued and
  outstanding                                                       $52,014,744
  Net asset value per share                                         $     10.24

[LOGO OF SHIP ART]
Statement of Operations               For the six months ended November 30, 1996
                                                                     (Unaudited)
================================================================================
INVESTMENT INCOME - INTEREST                                        $ 1,517,577
EXPENSES:
  Distribution fees (Note E)                                            103,555
  Investment advisory fees (Note E)                                     129,482
  Custody and accounting fees                                            32,774
  Transfer agent's fees                                                  13,725
  Registration fees                                                       1,652
  Legal fees                                                                549
  Audit fees                                                              6,405
  Reimbursement of organizational expenses (Note F)                       5,179
  Trustees' fees                                                            732
  Shareholder services fees (Note E)                                      2,745
  Other                                                                     889
  Advisory fees waived (Note E)                                         (97,182)
    Total expenses before credits                                       200,505
  Custodian fee credit (Note B)                                          (3,054)
Net expenses                                                            197,451
Net investment income                                                 1,320,126
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                      55,494
  Change in unrealized appreciation (depreciation) of investments     2,202,561
Net gain on investments                                               2,258,055
Net increase in net assets resulting from operations                $ 3,578,181

See notes to financial statements.

New Mexico                                                                     7

(logo of ship art)
                    Statements of Changes in Net Assets

================================================================================
                                               Six Months Ended      Year Ended
                                               November 30, 1996    May 31, 1996
INCREASE (DECREASE) IN NET ASSETS                 (Unaudited)
Operations:
 Net investment income                            $ 1,320,126       $ 2,646,917
 Net realized gain (loss) on security
  transactions                                         55,494          (189,794)
 Change in unrealized appreciation
  (depreciation) of investments                     2,202,561          (845,219)
Net increase in net assets resulting from
 operations                                         3,578,181         1,611,904
Distributions to shareholders:
 From net investment income                        (1,308,461)       (2,660,344)
Net decrease in net assets from distributions
 to shareholders                                   (1,308,461)       (2,660,344)
Net (decrease) increase in net assets from Fund
 share transactions (Note C)                       (1,428,157)           71,218
Total increase (decrease) in net assets               841,563          (977,222)
NET ASSETS:
 Beginning of period                               51,173,181        52,150,403
 End of period                                    $52,014,744       $51,173,181
NET ASSETS CONSIST OF:
 Paid-in surplus                                  $50,834,382       $52,262,539
 Undistributed net investment income                   11,665
 Accumulated net realized gain (loss) on
  security transactions                            (1,327,835)       (1,383,329)
 Unrealized appreciation (depreciation) of
  investments                                       2,496,532           293,971
                                                  $52,014,744       $51,173,181
See notes to financial statements.


8                                                                     New Mexico


                                    SAR-200

[LOGO OF SHIP ART]
Notes to Financial Statements
================================================================================

A. DESCRIPTION OF BUSINESS

   The Flagship New Mexico Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on September 16, 1992. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund.

   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.

     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.

   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.

     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.

   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred.

     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

New Mexico                                                                     9


                                    SAR-201

Notes to Financial Statements
================================================================================

   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

C. FUND SHARES

   At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                        Six Months Ended            Year Ended
                                        November 30, 1996           May 31, 1996
                                           (Unaudited)
                                     -----------------------  -----------------------
                                      Shares       Amount      Shares      Amount
Shares sold                           350,838   $ 3,475,344    691,631   $ 6,925,871
Shares issued on reinvestment          67,392       669,374    133,282     1,333,109
Shares reacquired                    (557,139)   (5,572,875)  (817,071)   (8,187,762)
Net (decrease) increase              (138,909)  $(1,428,157)     7,842   $    71,218

D. PURCHASES AND SALES OF MUNICIPAL BONDS

   Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $10,058,899 and $12,331,298, respectively. At November 30, 1996, cost for federal income tax purposes is $48,815,201 and net unrealized appreciation aggregated $2,493,248, of which $2,520,931 related to appreciated securities and $27,683 related to depreciated securities.

     At November 30, 1996, the Fund has available capital loss carryforwards of approximately $1,324,600 to offset future net capital gains in the amounts of $1,034,000 through May 31, 2003 and $290,600 through May 31, 2004.

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly, on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $97,182 of its advisory fees. Included in accrued expenses at November 30, 1996, are accrued advisory fees of $6,391. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of sales of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% of the Fund's average daily net assets. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $17,042. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

10                                                                    New Mexico


                                    SAR-202

Notes to Financial Statements
================================================================================

          In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's shares of approximately $67,400 for the six months ended November 30, 1996, of which approximately $58,200 was paid to other dealers. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F.  ORGANIZATIONAL EXPENSES

    The organizational expenses incurred on behalf of the Fund (approximately $51,700) are being reimbursed to the Advisor on a straight-line basis over a period of five years. As of November 30, 1996, $36,197 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G.  LINE OF CREDIT

    The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $2 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $52,043, at a weighted average annualized interest rate of 6.40%. At November 30, 1996, the Fund had no borrowings outstanding under the line of credit.

H.  SUBSEQUENT EVENT

    On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.


New Mexico                                                                    11


                                                                                 Selected data for each share of beneficial
[LOGO OF SHIP ART]   Financial Highlights                                       interest outstanding throughout the period.
==============================================================================================================================

                                        Six Months Ended     Year Ended     Year Ended     Year Ended         Period From
                                        November 30, 1996   May 31, 1996   May 31, 1995   May 31, 1994   September 16, 1992 to
                                           (Unaudited)                                                       May 31, 1993
Net asset value, beginning of period         $  9.81          $ 10.01        $  9.68        $ 10.04             $  9.58
Income from investment operations:
  Net investment income                         0.25             0.51           0.52           0.53                0.37
  Net realized and unrealized gain
  (loss) on securities                          0.43            (0.19)          0.33          (0.33)               0.46
Total from investment operations                0.68             0.32           0.85           0.20                0.83
Less distributions:
  From net investment income                   (0.25)           (0.52)         (0.52)         (0.53)              (0.37)
  From net realized capital gains                                                             (0.01)
  In excess of net realized capital gains                                                     (0.02)
Total distributions                            (0.25)           (0.52)         (0.52)         (0.56)              (0.37)
Net asset value, end of period               $ 10.24          $  9.81        $ 10.01        $  9.68             $ 10.04
Total return(a)                                14.08%            3.18%          9.25%          1.92%              11.72%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses(b)                                 0.77%            0.68%          0.67%          0.40%               0.14%
    Net investment income                       5.09%            5.10%          5.48%          5.24%               5.28%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                    1.14%            1.09%          1.17%          1.14%               1.37%
    Net investment income                       4.72%            4.69%          4.98%          4.50%               4.05%
Net assets at end of period (000's)          $52,015          $51,173        $52,150        $51,167             $31,499
Portfolio turnover rate                        19.60%           57.40%         38.06%         38.88%              36.11%


(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.

(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.76% and 0.65%, respectively; prior period numbers have not been restated to reflect these credits.


12                                                                    New Mexico

[LOGO OF SHIP ART]

                                                                                                                  November 30, 1996
           Statement of Investments in Securities and Net Assets                                                        (Unaudited)
===================================================================================================================================
           Municipal Bonds
   Face
 Amount                                                                                           Face                       Market
  (000)    Description                                                                            Rate     Maturity           Value
           Education
           ------------------------------------------------------------------------------------------------------------------------
$ 3,000    Allegheny County, PA Higher Education Building Authority Revenue -
           Robert Morris College - Series 1996 A                                                  6.250%   02/15/26     $ 2,952,180
    750    Northeastern Pennsylvania Hospital and Education Authority Revenue -
           Luzerne County Community College - Series 1994                                         6.625    08/15/15         827,468
    865    Union County, PA Higher Educational Facilities Financing Authority Revenue -
           Bucknell University - Series 1996                                                      5.500    04/01/16         862,889

           Escrowed to Maturity
           ------------------------------------------------------------------------------------------------------------------------
    650    Philadelphia, PA Gas Works Revenue - Twelfth Series                                    7.000    05/15/20         765,056

           Health Care
           ------------------------------------------------------------------------------------------------------------------------
  1,000    Butler County, PA Industrial Development Authority - Health Center Revenue -
           Sherwood Oaks Project - Series 1993                                                    5.750    06/01/16         970,360
    400    Columbia County, PA Industrial Development Authority - Orangeville Nursing Center      9.000    12/01/12         399,988

           Hospitals
           ------------------------------------------------------------------------------------------------------------------------
    200    Allegheny County, PA Hospital Development Authority - St. Margaret Memorial
           Hospital - Series 1991A                                                                7.125    10/01/21         208,100
    200    Butler County, PA Hospital Authority Revenue - North Hills Passavant Hospital          7.000    06/01/22         221,900
    500    Clarion County, PA Hospital Authority Revenue - Clarion Hospital                       8.100    07/01/12         531,190
    500    Dauphin County, PA Hospital Authority Revenue - Harrisburg Hospital                    8.250    07/01/14         522,410
  1,300    Doylestown, PA Hospital Authority Revenue - Series 1993 A                              5.000    07/01/23       1,209,676
  1,035*   Jeannette, PA Health Services Authority - Hospital Revenue - Jeannette District
           Memorial Hospital - Series 1996 A                                                      6.000    11/01/18       1,028,076
  1,000    Monroeville, PA Hospital Authority Revenue - Forbes Health System - Series 1995        6.250    10/01/15       1,025,220
    500    Montgomery County, PA Higher Education and Health Authority Revenue -
           Holy Redeemer Hospital                                                                 7.625    02/01/20         545,050
  1,000    Philadelphia, PA Hospital and Higher Education Facilities Authority -
           Hospital Revenue - Chestnut Hill Hospital - Series 1992                                6.500    11/15/22       1,030,610
  2,000    Philadelphia, PA Hospitals and Higher Education Facilities Revenue -
           Temple University Hospital - Series 1993 A                                             6.625    11/15/23       2,089,840
  2,000    Philadelphia, PA Hospitals and Higher Education Facilities Authority -
           Hospital Revenue - Pennsylvania Hospital - Series 1996                                 6.250    07/01/06       2,084,780
  1,750    Westmoreland County, PA Industrial Development Authority Revenue -
           Citizens General Hospital - Series 1987 A                                              8.250    07/01/13       1,807,418

           Housing/Multifamily
           ------------------------------------------------------------------------------------------------------------------------
    500    Bucks County, PA Redevelopment Authority Mortgage Revenue - Westminster Heights -
           Series 1992 A                                                                          6.875    08/01/23         518,705


4                                                                   Pennsylvania

                                    SAR-241

                                                                                                          November 30, 1996
           Statement of Investments in Securities and Net Assets                                                (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
           Municipal Bonds (continued)
  Face
Amount                                                                                        Face                  Market
 (000)     Description                                                                        Rate    Maturity      Value
           Housing/Single Family
           -----------------------------------------------------------------------------------------------------------------
$  300     Pennsylvania Housing Finance Agency - Single Family - Series 1989 S               7.600%   04/01/16    $  322,275
   165     Pennsylvania Housing Finance Agency - Single Family - Series 1991-30              7.300    10/01/17       175,623
 1,250     Pennsylvania Housing Finance Agency Revenue - Single Family Mortgage -
           Series 1996-50, 50A and 50B                                                       6.000    10/01/13     1,278,788
 1,000     Pennsylvania Housing Finance Agency Revenue - Single Family Mortgage -
           Series 1996 53, 53A and 53B                                                       6.050    04/01/18     1,008,320
 1,000     Pittsburgh, PA Urban Redevelopment Authority - Mortgage Revenue -
           Series 1996 A                                                                     6.000    04/01/19     1,000,720
 1,000     Pittsburgh, PA Urban Redevelopment Authority - Mortgage Revenue -
           Series 1996 C and D                                                               6.250    10/01/17     1,022,320

           Industrial Development and Pollution Control
           ------------------------------------------------------------------------------------------------------------------
   296     Allegheny County, PA Industrial Development Authority - Solid Waste Disposal -
           Conversion Systems, Inc. - Series 1991                                            8.000    03/01/98        309,921
 2,000     Cambria County, PA Industrial Development Authority Pollution Control
           Revenue - Pennsylvania Electric Company - Series 1995 A and B                     5.800    11/01/20      2,040,440
 1,500     Lawrence County, PA Industrial Development Authority Pollution
           Control Revenue - Pennsylvania Power Company                                      7.150    03/01/17      1,585,245
   550     Lehigh County, PA Industrial Development Authority Pollution Control
           Revenue - Pennsylvania Power and Light Company - Series 1995A                     6.150    08/01/29        583,539
 1,000     Northampton County, PA Industrial Development Authority Pollution
           Control Revenue - Metropolitan Edison - Series 1995 A                             6.100    07/15/21      1,056,800
 2,000     Pennsylvania Economic Development Financing Authority Revenue -
           MacMillan Bloedel Clarion - Series 1995                                           7.600    12/01/20      2,242,440
 1,000     Pennsylvania Economic Development Finance Authority Revenue -
           Wastewater Treatment - Sun Company, Incorporated R & M - Series 1994A             7.600    12/01/24      1,120,470
   250     Philadelphia, PA Industrial Development Authority - National Board of
           Medical Examiners - Series 1992                                                   6.750    05/01/12        271,878

           Municipal Revenue/Other
           ------------------------------------------------------------------------------------------------------------------
 1,500     Harrisburg, PA Authority - Dauphin County, Pennsylvania - Revenue
           Pooled Bond Program - Series 1996 I and II                                        5.625    04/01/19      1,500,495
 2,545     Reading, PA Parking Authority Revenue - Berks County, Pennsylvania -
           Series 1993                                                                       0.000    11/15/15        896,374

           Municipal Revenue/Utility
           ------------------------------------------------------------------------------------------------------------------
 1,400     Philadelphia, PA Gas Works Revenue - Fourteenth Series - Series 1993              6.375    07/01/26      1,442,504
   750     Philadelphia, PA Gas Works Revenue - Fourteenth Series - Series 1993              6.375    07/01/26        807,975
   750     Commonwealth of Puerto Rico Electric Power Authority - Series 1994 T              6.375    07/01/24        797,205

           Municipal Revenue/Water & Sewer
           ------------------------------------------------------------------------------------------------------------------
 1,185     Pittsburgh, PA Water and Sewer Authority - Water and Sewer System Revenue -
           Series 1995 B                                                                     5.750    09/01/25      1,198,687
   920     South Wayne County, PA Water and Sewer Authority Revenue                          8.200    04/15/13        990,546


Pennsylvania                                                                   5

                                    SAR-242


                                                                                                    November 30, 1996
            Statement of Investments in Securities and Net Assets                                         (Unaudited)
============================================================================================================================
            Municipal Bonds (continued)
 Face
 Amount                                                                                 Face                    Market
 (000)      Description                                                                 Rate      Maturity      Value
            Non-State General Obligations
            -------------------------------------------------------------------------------------------------------------
$  2,195    Montour, PA School District - General Obligation - Allegheny County -
            Series 1993 B                                                               0.000%    01/01/14    $   856,994

            Pre-refunded
            -------------------------------------------------------------------------------------------------------------
   1,500    Pennsylvania Intergovernmental Cooperation Authority - Special Tax
            Revenue - Philadelphia Funding Program - Series 1992                        7.000     06/15/14      1,739,295
     500    Pennsylvania State Higher Educational Facilities Authority Revenue -
            Lycoming College                                                            8.375     10/01/18        547,525
     700    Pennsylvania State Higher Educational Facilities Authority Revenue -
            Thomas Jefferson University                                                 8.000     01/01/18        744,219
     150    Philadelphia, PA Municipal Authority Revenue                                7.800     04/01/18        160,514
   1,450    Philadelphia, PA Municipal Authority Revenue                                7.800     04/01/18      1,609,398

            Resource Recovery
            -------------------------------------------------------------------------------------------------------------
   1,650    Cambria County, PA Industrial Development Authority Resource Recovery
            Revenue - Cambria CoGen Project                                             7.750     09/01/19      1,708,658
     400    York County, PA Solid Waste and Refuse Authority Industrial Development
            Revenue - Resource Recovery - Series C                                      8.200     12/01/14        423,449

            State/Territorial General Obligations
            -------------------------------------------------------------------------------------------------------------
   1,000    Pennsylvania State General Obligation - Series 1996                         5.375     05/15/16        998,180

            Total Investments in Securities - Municipal Bonds (cost $47,228,196) - 99.9%                       50,041,713

            Excess of Other Assets over Liabilities - 0.1%                                                         56,841

            Total Net Assets - 100.0%                                                                         $50,098,554


*Securities purchased on a "when-issued" basis.

See notes to financial statements.

6                                                                   Pennsylvania


                                    SAR-243

(logo of ship art)
Statement of Assets and Liabilities                                                                   November 30, 1996  (Unaudited)
====================================================================================================================================
ASSETS:
  Investments, at market value (cost $47,228,196)                                                                       $ 50,041,713
  Cash                                                                                                                       506,799
  Interest receivable                                                                                                        883,355
  Other                                                                                                                        2,509
    Total assets                                                                                                          51,434,376
LIABILITIES:
  Payable for investments purchased                                                                                        1,023,595
  Payable for Fund shares reacquired                                                                                          48,458
  Distributions payable                                                                                                      219,047
  Accrued expenses                                                                                                            44,722
    Total liabilities                                                                                                      1,335,822
NET ASSETS                                                                                                                50,098,554
  Class A:
  Applicable to 4,333,664 shares of beneficial interest issued and outstanding                                          $ 44,780,065
  Net asset value per share                                                                                             $      10.33
  Class C:
  Applicable to 514,891 shares of beneficial interest issued and outstanding                                            $  5,318,489
  Net asset value per share                                                                                             $      10.33

(logo of ship art)
Statement of Operations                                                                   For the six months ended November 30, 1996
                                                                                                                         (Unaudited)
====================================================================================================================================
INVESTMENT INCOME - INTEREST                                                                                           $  1,578,336
EXPENSES:
  Distribution fees - Class A (Note E)                                                                                       88,911
  Distribution fees - Class C (Note E)                                                                                       22,970
  Investment advisory fees (Note E)                                                                                         123,267
  Custody and accounting fees                                                                                                25,931
  Transfer agent's fees                                                                                                      22,725
  Registration fees                                                                                                           1,736
  Legal fees                                                                                                                    366
  Audit fees                                                                                                                  6,555
  Reimbursement of organizational expenses (Note F)                                                                           6,314
  Trustees' fees                                                                                                                167
  Shareholder services fees (Note E)                                                                                          1,558
  Other                                                                                                                         805
  Advisory fees waived (Note E)                                                                                             (81,285)
    Total expenses before credits                                                                                           220,020
  Custodian fee credit (Note B)                                                                                              (3,236)
Net expenses                                                                                                                216,784
Net investment income                                                                                                     1,361,552
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                                                        (168,147)
  Change in unrealized appreciation (depreciation) of investments                                                         1,813,265
Net gain on investments                                                                                                   1,645,118
Net increase in net assets resulting from operations                                                                    $ 3,006,670
See notes to financial statements.

Pennsylvania                                                                   7

                                    SAR-244

[logo of ship art]
Statements of Changes in Net Assets

=====================================================================================================
                                                                     Six Months Ended     Year Ended
                                                                     November 30, 1996   May 31, 1996
                                                                        (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                 $ 1,361,552       $ 2,669,292
  Net realized gain (loss) on security transactions                        (168,147)          714,271
  Change in unrealized appreciation (depreciation) of investments         1,813,265        (1,775,459)
Net increase in net assets resulting from operations                      3,006,670         1,608,104
Distributions to Class A shareholders:
  From net investment income                                             (1,250,158)       (2,497,316)
Distributions to Class C shareholders:
  From net investment income                                               (122,536)         (199,438)
Net decrease in net assets from distributions to shareholders            (1,372,694)       (2,696,754)
Fund share transactions (Note C):
  Proceeds from shares sold                                               1,954,715         8,804,404
  Net asset value of shares issued in reinvestment of distributions         645,031         1,323,945
  Cost of shares reacquired                                              (2,968,798)       (5,923,636)
Net (decrease) increase in net assets from Fund share transactions         (369,052)        4,204,713
Total increase in net assets                                              1,264,924         3,116,063
NET ASSETS:
  Beginning of period                                                    48,833,630        45,717,567
  End of period                                                         $50,098,554       $48,833,630
NET ASSETS CONSIST OF:
  Paid-in surplus                                                       $47,567,186       $47,936,238
  Overdistributed net investment income                                     (11,142)
  Accumulated net realized gain (loss) on security transactions            (271,007)         (102,860)
  Unrealized appreciation (depreciation) of investments                   2,813,517         1,000,252
                                                                        $50,098,554       $48,833,630

See notes to financial statements.


8                                                                   Pennsylvania

[LOGO OF SHIP ART]   Notes to Financial Statements
================================================================================

A.  DESCRIPTION OF BUSINESS

    The Flagship Pennsylvania Triple Tax Exempt Fund (Fund), is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund commenced investment operations on October 29, 1986. On February 2, 1994, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund.

    Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

    Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.

        The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.

    Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.

        Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.

    Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

    Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.


Pennsylvania                                                                   9

Notes to Financial Statements
================================================================================

    Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

        The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

    Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were $1,017,860 "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

C.  FUND SHARES

    At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                    Six Months Ended                 Year Ended
                                   November 30, 1996                May 31, 1996
                                      (Unaudited)
                                ------------------------      -------------------------
                                 Shares        Amount          Shares        Amount
CLASS A:
Shares sold                      117,020     $ 1,187,136       715,960     $  7,326,760
Shares issued on reinvestment     55,493         560,480       117,434        1,199,201
Shares reacquired               (280,125)     (2,829,103)     (562,674)      (5,744,061)
Net (decrease) increase         (107,612)    $(1,081,487)      270,720     $  2,781,900

CLASS C:
Shares sold                       75,743     $   767,579       144,791     $  1,477,644
Shares issued on reinvestment      8,369          84,551        12,212          124,744
Shares reacquired                (13,738)       (139,695)      (17,822)        (179,575)
Net increase                      70,374     $   712,435       139,181     $  1,422,813


D.  PURCHASES AND SALES OF MUNICIPAL BONDS

    Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $10,575,700 and $10,362,232, respectively. At November 30, 1996, cost for federal income tax purposes is $47,227,470 and net unrealized appreciation aggregated $2,814,243, of which $2,827,658 related to appreciated securities and $13,415 related to depreciated securities.

        At November 30, 1996, the Fund has available capital loss carryforwards of approximately $271,000 to offset future net capital gains in the amounts of $12,400 through May 31, 1999, $60,900 through May 31, 2002, $28,800 through May 31, 2003, and $168,900 through May 31, 2005.


10                                                                  Pennsylvania

Notes to Financial Statements
================================================================================

E.  TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

    Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $81,285 of its advisory fees. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $3,261. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

        The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $14,620 and $4,007 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

        In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $33,600 for the six months ended November 30, 1996, of which approximately $29,500 was paid to other dealers. For the six months ended November 30, 1996, the Distributor did not receive contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F.  ORGANIZATIONAL EXPENSES

    The organizational expenses incurred on behalf of the reorganization (approximately $63,000) are being reimbursed to the Advisor on a straight-line basis over a period of five years. As of November 30, 1996, $11,558 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G.  LINE OF CREDIT

    The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $2 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $43,100, at a weighted average annualized interest rate of 6.46%. At November 30, 1996, the Fund had no borrowings outstanding under the line of credit.

H.  SUBSEQUENT EVENT

    On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.


Pennsylvania                                                                  11


[LOGO OF SHIP ART]                                                                        Selected data for each share of beneficial
Financial Highlights                                                                     interest outstanding throughout the period.
====================================================================================================================================

                                        Six Months Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                        November 30, 1996    May 31, 1996    May 31, 1995    May 31, 1994    May 31, 1993
CLASS A                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.00             $10.21          $10.06          $10.38          $ 9.90
Income from investment operations:
  Net investment income                        0.28               0.59            0.60            0.61            0.62
  Net realized and unrealized gain
  (loss) on securities                         0.34              (0.20)           0.16           (0.32)           0.47
Total from investment operations               0.62               0.39            0.76            0.29            1.09
Less distributions:
  From net investment income                  (0.29)             (0.60)          (0.61)          (0.61)          (0.61)
Total distributions                           (0.29)             (0.60)          (0.61)          (0.61)          (0.61)
Net asset value, end of period               $10.33             $10.00          $10.21          $10.06          $10.38
Total return(a)                               12.47%              3.83%           7.90%           2.70%          11.34%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses(b)                                0.84%              0.79%           0.89%           0.91%           0.92%
    Net investment income                      5.57%              5.76%           6.08%           5.80%           6.07%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                   1.16%              1.13%           1.29%           1.17%           1.32%
    Net investment income                      5.25%              5.42%           5.68%           5.55%           5.67%
Net assets at end of period (000's)         $44,780            $44,392         $42,600         $42,226         $40,705
Portfolio turnover rate                       21.04%             64.54%          49.86%          20.70%          22.69%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.

(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.83% and 0.77%, respectively; prior period numbers have not been restated to reflect these credits.


12                                                                  Pennsylvania

                                    SAR-249

(logo of ship art)
Financial Highlights                 Selected data for each share of beneficial
                                     interest outstanding throughout the period.
===============================================================================================================


                                       Six Months Ended      Year Ended       Year Ended        Period From
                                       November 30, 1996    May 31, 1996     May 31, 1995   February 2, 1994 to
                                          (Unaudited)                                           May 31, 1994
CLASS C
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 9.99              $10.21            $10.06           $10.71
Income from investment operations:
  Net investment income                      0.25                0.53              0.54             0.16
  Net realized and unrealized gain
  (loss) on securities                       0.35               (0.21)             0.16            (0.64)
Total from investment operations             0.60                0.32              0.70            (0.48)
Less distributions:
  From net investment income                (0.26)              (0.54)            (0.55)           (0.17)
Total distributions                         (0.26)              (0.54)            (0.55)           (0.17)
Net asset value, end of period             $10.33               $9.99            $10.21           $10.06
Total return/(a)/                           12.11%               3.16%             7.31%          (13.46%)
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                            1.38%               1.34%             1.39%            1.41%
    Net investment income                    5.00%               5.19%             5.50%            4.91%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                 1.70%               1.68%             1.84%            1.68%
    Net investment income                    4.68%               4.85%             5.05%            4.64%
Net assets at end of period (000's)        $5,318              $4,442            $3,118           $1,697
Portfolio turnover rate                     21.04%              64.54%            49.86%           20.70%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.

(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.37% and 1.32%, respectively; prior period numbers have not been restated to reflect these credits.

Pennsylvania                                                                  13


                                    SAR-250


[LOGO OF SHIP ART]                                                                                         November 30, 1996
        Statement of Investments in Securities and Net Assets                                                    (Unaudited)
============================================================================================================================
        Municipal Bonds
 Face
Amount                                                                                          Face                Market
 (000)  Description                                                                             Rate    Maturity     Value

        Education
        --------------------------------------------------------------------------------------------------------------------
$  500  Hampton Roads, VA Medical College Revenue - Series 1991A                                6.875%  11/15/16  $  535,005
   500  Loudoun County, VA Industrial Development Authority - George Washington University      6.250   05/15/12     520,510
 1,225  Loudoun County, VA Industrial Development Authority - George Washington University      6.250   05/15/22   1,269,210
 1,250  Rockingham County, VA Industrial Development Authority Revenue - Bridgewater
        College - Series 1993                                                                   6.000   10/01/23   1,212,625
 2,000  University of Virginia - Rector and Visitors General Pledge - Series 1993B              5.375   06/01/20   1,956,920
   750  Virginia College Building Authority Educational Facilities Revenue - Washington
        and Lee University - Series 1992                                                        6.400   01/01/12     797,828
 1,000  Virginia College Building Authority Education Facilities Revenue -  Marymount
        University - Series 1992                                                                7.000   07/01/12   1,052,710
 1,400  Virginia College Building Authority Education Facilities Revenue - Marymount
        University - Series 1992                                                                7.000   07/01/22   1,465,156
 2,000  Virginia College Building Authority Educational Facilities Revenue - Roanoke
        College - Series 1992                                                                   6.625   10/15/12   2,087,580
 3,250  Virginia College Building Authority Educational Facilities Revenue - Hampton
        University - Series 1993                                                                5.750   04/01/14   3,264,658
   775  Winchester, VA Industrial Development Authority Educational Facilities Revenue -
        Shenandoah University - Series 1994                                                     6.750   10/01/19     852,330
 1,800  Winchester, VA Industrial Development Authority Educational Facilities Revenue -
        Shenandoah University - Series 1994                                                     6.700   10/01/14   1,982,430

        Health Care
        --------------------------------------------------------------------------------------------------------------------
   715  Albemarle County, VA Industrial Development Authority - First Mortgage Revenue          8.900   07/15/26     795,895
   500  Front Royal & Warren County, VA Industrial Development Authority Revenue - Heritage
        Hall                                                                                    9.450   07/15/24     539,830
 1,195  Henrico County, VA Industrial Development Authority - Nursing Facility -
        Cambridge Manor Nursing Home - Series 1993                                              5.875   07/01/19   1,201,561
 3,500  Norfolk, VA Industrial Development Authority Revenue - James Barry-Robinson
        Institute Project                                                                       7.700   10/01/06   3,627,715
   400  Richmond, VA Industrial Development Authority Revenue - Richmond Metropolitan
        Blood Service                                                                           7.125   02/01/11     415,908

        Hospitals
        --------------------------------------------------------------------------------------------------------------------
 1,125  Albemarle County, VA Industrial Development Authority Revenue - University of
        Virginia Health Services Foundation - Series 1992                                       6.500   10/01/22   1,175,366
 1,000  Alexandria, VA Industrial Development Authority - Alexandria Community
        Healthcare - Series 1993B                                                               5.500   07/01/14   1,001,980
 1,165  Buena Vista, VA Industrial Development Authority - Stonewall Jackson Hospital           8.375   11/01/14   1,213,126
 2,000  Fairfax County, VA Industrial Development Authority - Health Care Revenue -
        Inova Health System Project - Series 1996                                               6.000   08/15/26   2,051,920
 2,000  Hanover County, VA Industrial Development Authority Hospital Revenue - Memorial
        Regional Medical Center - Series 1995                                                   6.375   08/15/18   2,269,560
 2,000  Hanover County, VA Industrial Development Authority Hospital Revenue - Bon Secours
        Health System - Series 1995                                                             5.500   08/15/25   1,968,600

4                                                                       Virginia

                                    SAR-271

                                                                                                          November 30, 1996
         Statement of Investments in Securities and Net Assets                                                  (Unaudited)
===========================================================================================================================
         Municipal Bonds (continued)
  Face
 Amount                                                                                       Face                 Market
  (000)  Description                                                                          Rate    Maturity      Value
 $1,000  Harrisonburg, VA Industrial Development Authority Hospital Revenue -
         Rockingham Memorial Hospital - Series 1993                                          5.250%   12/01/22   $  958,960
  2,000  Loudoun County, VA Industrial Development Authority Revenue -
         Loudoun Hospital Center - Series 1995                                               5.800    06/01/20    2,026,680
    250  Martinsville, VA Industrial Development Authority Hospital Facility
         Revenue - Memorial Hospital Martinsville and Henry                                  7.000    01/01/11      262,990
  2,000  Peninsula Ports Authority Revenue- Virginia Hospital Facility - Mary
         Immaculate Hospital - Series 1994                                                   7.000    08/01/17    2,099,720
  2,000  Prince William County, VA Industrial Development Authority Revenue -
         Hospital Facility - Potomac Hospital - Series 1995                                  6.850    10/01/25    2,168,700
  2,000  Roanoke, VA Industrial Development Authority Hospital Revenue -
         Roanoke Memorial Hospital - Community Hospital of Roanoke Valley Franklin
         Memorial Hospital - Saint Albans Psychiatric Hospital - Series                      5.000    07/01/24    1,850,780

         Housing/Multifamily
         ------------------------------------------------------------------------------------------------------------------
  1,200  Fairfax County, VA Redevelopment and Housing Authority Revenue -
         Multifamily Housing - Mount Vernon Apartments - Series 1995                         6.100    09/01/26    1,216,956
  2,040  Harrisonburg, VA Redevelopment and Housing Authority - Multifamily
         Housing Revenue - United Dominion - Series 1992                                     7.100    12/01/15    2,141,368
  1,415  Harrisonburg, VA Redevelopment and Housing Authority - Multifamily
         Housing Revenue - United Dominion - Series 1992                                     7.000    12/01/08    1,500,225
  2,000  Newport News, VA Redevelopment and Housing Authority - Mortgage
         Revenue - Berkley West Apartments - Series 1992A                                    6.550    07/01/24    2,062,460
  1,500  Richmond, VA Redevelopment and Housing Authority Revenue - Old Manchester -
         Series 1994                                                                         6.800    03/01/15    1,596,645
    700  Virginia State Housing Development Authority Revenue - Multifamily -
         Series 1991 F                                                                       7.000    05/01/04      752,269

         Housing/Single Family
         ------------------------------------------------------------------------------------------------------------------
    465  Commonwealth of Puerto Rico Housing Authority - Single Family - Series B            7.650    10/15/22      490,017
  1,000  Virginia State Housing Development Authority - Commonwealth Mortgage -
         Series 1992 A                                                                       7.100    01/01/22    1,043,940
  3,000  Virginia State Housing Development Authority - Commonwealth Mortgage -
         Series 1992 A                                                                       7.100    01/01/17    3,140,520
  1,000  Virginia State Housing Development Authority - Commonwealth Mortgage -
         Series 1995 C, Subseries C-1                                                        6.300    07/01/25    1,021,940
  2,000  Virginia State Housing Development Authority - Commonwealth Mortgage -
         Series 1995 C, Subseries C-1                                                        6.125    07/01/22    2,030,220

         Industrial Development and Pollution Control
         ------------------------------------------------------------------------------------------------------------------
  2,000  Covington-Alleghany County, VA Industrial Development Authority Revenue -
         Pollution Control Facilities - Westvaco Corporation - Series 1994                   6.650    09/01/18    2,160,700
  2,000  Henrico County, VA Industrial Development Authority - Solid Waste Disposal
         Revenue - Browning-Ferris Industries of South Atlantic, Incorporated -
         Series 1996 A                                                                       5.450    01/01/14    1,970,840
  3,545  Isle of Wight County, VA Industrial Development Authority - Solid Waste
         Disposal Facilities - Union Camp - Series 1994                                      6.550    04/01/24    3,763,159

Virginia                                                                       5

                                    SAR-272

                                                                                                        November 30, 1996
        Statement of Investments in Securities and Net Assets                                                 (Unaudited)
=========================================================================================================================
        Municipal Bonds (continued)
 Face
Amount                                                                                       Face                Market
(000)   Description                                                                          Rate   Maturity     Value
$  300  Loudoun County, VA Industrial Development Authority - Air Cargo Facility
        Revenue - Washington Dulles - Series 1992                                           6.625%  01/01/00   $  307,737
 3,000  Loudoun County, VA Industrial Development Authority - Air Cargo Facility
        Revenue - Washington Dulles - Series 1992                                           7.000   01/01/09    3,085,560
   600  Loudoun County, VA Industrial Development Authority Revenue - Air Cargo
        Facility - Washington Dulles Air Cargo Limited Partnership - Series 1996            6.500   01/01/09      603,012
 2,500  Mecklenburg County, VA Industrial Development Authority Revenue -
        Mecklenburg Cogeneration                                                            7.350   05/01/08    2,660,300
 2,000  Puerto Rico Ports Authority - Special Facilities Revenue - American Airlines,
        Incorporated Project - Series 1996 A                                                6.250   06/01/26    2,049,460
 1,000  Russell County, VA Industrial Development Authority Pollution Control Revenue -
        Appalachian Power Company                                                           7.700   11/01/07    1,097,230

        Municipal Appropriation Obligations
        -----------------------------------------------------------------------------------------------------------------
 2,300  Big Stone Gap, VA Redevelopment and Housing Authority - Correctional Facility
        Lease Revenue - Wallens Ridge Development - Series 1995                             5.500   09/01/15    2,294,457
 3,000  Brunswick County, VA Industrial Development Authority - Correctional Facility
        Lease Revenue - Series 1996                                                         5.500   07/01/17    3,002,370
 1,410  Fairfax County, VA Redevelopment and Housing Authority Revenue -
        Office Building - Series 1992 A                                                     7.500   06/15/18    1,497,462
 2,000  Hampton Roads, VA Regional Jail Authority - Regional Jail Facility Revenue -
        Series 1996 A                                                                       5.500   07/01/24    1,988,640
 2,000  Henrico County, VA Industrial Development Authority Revenue - Henrico
        County Regional Jail - Series 1994                                                  7.000   08/01/13    2,256,180
   750  Loudoun County, VA Certificates of Participation                                    7.200   10/01/10      909,105
 2,000  Prince William County, VA Industrial Development Authority - Lease Revenue -
        Prince William County ATTC Project - Series 1996                                    6.000   02/01/14    2,047,740
 1,000  Prince William County, VA Industrial Development Authority - Lease Revenue -
        Prince William County ATTC Project - Series 1996                                    6.000   02/01/18    1,019,890
 2,000  Virginia State Transportation Board - U.S. Route 58 Corridor Development
        Program - Series 1993 B                                                             5.500   05/15/18    1,985,020

        Municipal Revenue/Other
        -----------------------------------------------------------------------------------------------------------------
 1,000  Virginia Public School Authority - School Financing - Series 1994 A                 6.200   08/01/13    1,072,660
 1,000  Virginia Public School Authority - School Financing - Series 1995 B                  5.750   08/01/15   1,032,120
 1,210  Virginia Public School Authority - School Financing - Series 1995 B                  5.625   08/01/16   1,233,728

        Municipal Revenue/Transportation
        -----------------------------------------------------------------------------------------------------------------
 1,500  Peninsula Airport Commission - Virginia Airport Improvement Revenue - Series 1991   7.300   07/15/21    1,655,535

        Municipal Revenue/Utility
        -----------------------------------------------------------------------------------------------------------------
 2,110  Halifax County, VA Industrial Development Authority - Exempt Facilities
        Revenue - Old Dominion Electric Cooperative - Series 1992                           6.500   12/01/12    2,229,785
 1,865  Commonwealth of Puerto Rico Electric Power Authority - Series O                     0.000   07/01/17      582,216
 1,000  Commonwealth of Puerto Rico Electric Power Authority - Series 1992 R                6.250   07/01/17    1,034,060

6                                                                       Virginia

                                    SAR-273

                                                                                                     November 30, 1996
         Statement of Investments in Securities and Net Assets                                             (Unaudited)
======================================================================================================================
         Municipal Bonds (continued)
Face
Amount                                                                                   Face                Market
(000)    Description                                                                     Rate    Maturity     Value
         Municipal Revenue/Water & Sewer
         -------------------------------------------------------------------------------------------------------------
$1,000   Blacksburg, VA Polytechnic Institute Sanitation Authority - Sewer System
         Revenue - Series 1992                                                           6.250%  11/01/12   $1,037,190
 1,000   Fairfax County, VA Water Authority Revenue - Series 1992                        6.000   04/01/22    1,040,640
 1,000   Frederick-Winchester Service Authority, VA Regional Sewer System Revenue -
         Series 1993                                                                     5.750   10/01/15    1,013,740
 2,215   Upper Occoquan, VA Sewage Authority Revenue - Regional Sewerage System -
         Series 1995 A and B                                                             5.150   07/01/20    2,155,926
 1,000   Virginia Resources Authority - Water and Sewer System Revenue -
         Sussex County Project - Series 1995 A                                           5.600   10/01/25      990,030
   500   Virginia Resources Authority - Water and Sewer System Revenue - Lot 7           7.125   10/01/16      536,050
 1,500   Virginia Resources Authority - Water and Sewer System Revenue - Series 1992A    6.125   04/01/19    1,523,340

         Non-State General Obligations
         -------------------------------------------------------------------------------------------------------------
   730   Danville, VA General Improvement Revenue                                         6.500   05/01/12     778,209
 1,500   Portsmouth, VA Public Utility General Obligation - Series 1993                   5.500   08/01/19   1,505,010

         Pre-refunded
         -------------------------------------------------------------------------------------------------------------
   500   Fairfax County, VA Redevelopment and Housing Authority Revenue -
         Vinson Pravalion - Series A                                                      7.500   11/01/19     554,790
   100   Commonwealth of Puerto Rico Public Building Authority Guaranteed Public
         Education and Health Facilities - Series G                                       7.875   07/01/16     104,516
   200   Commonwealth of Puerto Rico Electric Power Authority - Series K                  9.375   07/01/17     210,710
   500   Strasburg, VA General Obligation                                                 7.875   03/01/19     510,195
 1,000   Virginia College Building Authority Educational Facilities Revenue -
         Hampton University - Series A                                                    7.750   04/01/14   1,096,340
   105   Virginia Resources Authority - Water and Sewer System Revenue -
         Pooled Loan Program - Series A                                                   8.125   11/01/16     111,204
   110   Virginia Resources Authority - Water and Sewer System Revenue -
         Pooled Loan Program - Series A                                                   8.125   11/01/16     119,322
   120   Virginia Resources Authority - Water and Sewer System Revenue -
         Pooled Loan Program - Series A                                                   8.125   11/01/16     132,851
   130   Virginia Resources Authority - Water and Sewer System Revenue -
         Pooled Loan Program - Series A                                                   8.125   11/01/16     147,810
   140   Virginia Resources Authority - Water and Sewer System Revenue -
         Pooled Loan Program - Series A                                                   8.125   11/01/16     162,841
   275   Virginia Resources Authority - Water and Sewer System Revenue -
         Pooled Loan Program - Series 1986 A                                              7.600   11/01/16     294,071
   305   Virginia Resources Authority - Water and Sewer System Revenue -
         Pooled Loan Program - Series 1986 A                                              7.600   11/01/16     326,152
   410   Virginia Resources Authority - Water and Sewer System Revenue -
         Pooled Loan Program - Series 1986 A                                              7.650   11/01/16     454,186

         Resource Recovery
         -------------------------------------------------------------------------------------------------------------
 1,000   Virginia State Resource Authority Solid Waste Disposal System Revenue -
         Series 1992 B                                                                    6.750   11/01/12   1,087,500

Virginia                                                                       7

                                    SAR-274

                                                                                                         November 30, 1996
        Statement of Investments in Securities and Net Assets                                                  (Unaudited)
==========================================================================================================================
        Municipal Bonds (continued)
 Face
Amount                                                                                    Face                  Market
 (000)  Description                                                                       Rate    Maturity       Value
        State/Territorial General Obligations
        ------------------------------------------------------------------------------------------------------------------
$3,750  Commonwealth of Puerto Rico Public Improvement - General Obligation -
        Series 1996 A                                                                     5.400%  07/01/25   $   3,612,450
 2,575  Commonwealth of Puerto Rico - General Obligation - Series 1994                    6.450   07/01/17       2,768,820
 2,500  Commonwealth of Puerto Rico - General Obligation - Series 1994                    6.500   07/01/23       2,699,125
 2,000  Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue -
        Series 1995                                                                       5.000   07/01/15       1,871,140

        Total Investments in Securities - Municipal Bonds (cost $123,076,625) - 99.4%                          130,005,937

        Excess of Other Assets over Liabilities - 0.6%                                                             837,129

        Total Net Assets - 100.0%                                                                             $130,843,066

See notes to financial statements.


8                                                                       Virginia

                                    SAR-275

[LOGO OF SHIP ART]

Statement of Assets and Liabilities     November 30, 1996 (Unaudited)
=======================================================================

ASSETS:
  Investments, at market value (cost $123,076,625)        $130,005,937
  Receivable for Fund shares sold                              100,928
  Interest receivable                                        2,454,593
  Other                                                          5,125
    Total assets                                           132,566,583
LIABILITIES:
  Bank borrowings (Note F)                                     557,708
  Payable for Fund shares reacquired                           485,119
  Distributions payable                                        568,089
  Accrued expenses                                             112,601
    Total liabilities                                        1,723,517
NET ASSETS                                                 130,843,066
  Class A:
  Applicable to 11,027,767 shares of beneficial interest
  issued and outstanding                                  $118,352,379
  Net asset value per share                               $      10.73
  Class C:
  Applicable to 1,164,418 shares of beneficial interest
  issued and outstanding                                  $ 12,490,687
  Net asset value per share                               $      10.73

[LOGO OF SHIP ART]

Statement of Operations
                            For the six months ended November 30, 1996
                                                           (Unaudited)
=======================================================================
INVESTMENT INCOME - INTEREST                              $  4,053,791
EXPENSES:
  Distribution fees - Class A (Note E)                         237,319
  Distribution fees - Class C (Note E)                          56,999
  Investment advisory fees (Note E)                            326,698
  Custody and accounting fees                                   22,181
  Transfer agent's fees                                         44,950
  Registration fees                                              4,274
  Legal fees                                                     1,098
  Audit fees                                                     5,940
  Trustees' fees                                                 1,830
  Shareholder services fees (Note E)                             5,735
  Other                                                          2,134
  Advisory fees waived (Note E)                               (150,364)
    Total expenses before credits                              558,794
  Custodian fee credit (Note B)                                 (9,631)
Net expenses                                                   549,163
Net investment income                                        3,504,628
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions            367,240
  Change in unrealized appreciation (depreciation) of
  investments                                                3,815,644
Net gain on investments                                      4,182,884
Net increase in net assets resulting from operations      $  7,687,512
See notes to financial statements.

Virginia                                                                9
                                    SAR-276

(logo of ship art)
                     Statements of Changes in Net Assets
================================================================================

                                                                      Six Months Ended        Year Ended
                                                                      November 30, 1996       May 31, 1996
                                                                         (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                 $  3,504,628          $  6,709,724
  Net realized gain (loss) on security transactions                          367,240             1,352,908
  Change in unrealized appreciation (depreciation) of investments          3,815,644            (3,368,259)
Net increase in net assets resulting from operations                       7,687,512             4,694,373
Distributions to Class A shareholders:
  From net investment income                                              (3,215,411)           (6,371,930)
Distributions to Class C shareholders:
  From net investment income                                                (291,205)             (393,250)
Net decrease in net assets from distributions to shareholders             (3,506,616)           (6,765,180)
Fund share transactions (Note C):
  Proceeds from shares sold                                                6,465,176            19,415,807
  Net asset value of shares issued in reinvestment of distributions        1,920,262             3,681,025
  Cost of shares reacquired                                              (10,378,601)          (11,550,452)
Net (decrease) increase in net assets from Fund share transactions        (1,993,163)           11,546,380
Total increase in net assets                                               2,187,733             9,475,573
NET ASSETS:
  Beginning of period                                                    128,655,333           119,179,760
  End of period                                                         $130,843,066          $128,655,333
NET ASSETS CONSIST OF:
  Paid-in surplus                                                       $124,600,079          $126,593,242
  Overdistributed net investment income                                       (1,988)
  Accumulated net realized gain (loss) on security transactions             (684,337)           (1,051,577)
  Unrealized appreciation (depreciation) of investments                    6,929,312             3,113,668
                                                                        $130,843,066          $128,655,333

See notes to financial statements.
10                                                                      Virginia

                                    SAR-277

(logo of ship art)
                        Notes to Financial Statements
================================================================================
A. Description of Business

   The Flagship Virginia Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on March 27, 1986. On October 4, 1993, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Fund.

   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.

     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.

   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.

     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.

   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

Virginia                                                                      11

                                    SAR-278

Notes to Financial Statements
================================================================================

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

C. FUND SHARES
   At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                             Six Months Ended          Year Ended
                                             November 30, 1996         May 31, 1996
                                                (Unaudited)
                                            ---------------------   ----------------------
                                            Shares      Amount       Shares     Amount
   CLASS A:
   Shares sold                              438,338    $  4,590,445  1,315,390  $ 13,890,308
   Shares issued on reinvestment            168,240       1,765,948    328,665     3,474,566
   Shares reacquired                       (899,195)     (9,469,884)  (989,759)  (10,468,801)
   Net (decrease) increase                 (292,617)   $ (3,113,491)   654,296  $  6,896,073

   CLASS C:
   Shares sold                              179,014    $  1,874,731    521,385  $  5,525,499
   Shares issued on reinvestment             14,703         154,314     19,541       206,459
   Shares reacquired                        (85,933)       (908,717)  (103,572)   (1,081,651)
   Net increase                             107,784    $  1,120,328    437,354  $  4,650,307


D. PURCHASES AND SALES OF MUNICIPAL BONDS
   Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $14,908,242 and $15,673,875, respectively. At November 30, 1996, cost for federal income tax purposes is $123,020,550 and net unrealized appreciation aggregated $6,985,387, of which $7,014,547 related to appreciated securities and $29,160 related to depreciated securities.

     At November 30, 1996, the Fund has available a capital loss carryforward of approximately $684,400 to offset future net capital gains through May 31, 2003.

12                                                                   Virginia
                                    SAR-279

Notes to Financial Statements
===============================================================================

E. Transactions with Investment Advisor and Distributor

   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $150,364 of its advisory fees. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $30,121. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $38,944 and $9,704 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $148,000 for the six months ended November 30, 1996, of which approximately $127,900 was paid to other dealers. For the six months ended November 30, 1996, the Distributor received approximately $4,200 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. Line of Credit

   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $6 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $12,300, at a weighted average annualized interest rate of 6.71%. At November 30, 1996, the Fund had $557,708 outstanding under the line of credit.

G. Subsequent Event

   On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.

Virginia                                                                      13

                                    SAR-280

[Logo of Ship art]
Financial Highlights                                                                     Selected data for each share of beneficial
                                                                                        interest outstanding throughout the period.
====================================================================================================================================
                                                 Six Months Ended        Year Ended      Year Ended      Year Ended      Year Ended
                                                November 30, 1996       May 31, 1996    May 31, 1995    May 31, 1994    May 31, 1993
                                                   (Unaudited)
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.40                $10.56          $10.36          $10.82          $10.24
Income from investment operations:
  Net investment income                                0.29                  0.57            0.59            0.60            0.62
  Net realized and unrealized gain
  (loss) on securities                                 0.33                 (0.15)           0.20           (0.31)           0.62
TOTAL FROM INVESTMENT OPERATIONS                       0.62                  0.42            0.79            0.29            1.24
Less distributions:
  From net investment income                          (0.29)                (0.58)          (0.59)          (0.60)           (0.62)
  From net realized capital gains                                                                           (0.11)           (0.04)
  Distributions in excess of net
  realized capital gains                                                                                    (0.04)
TOTAL DISTRIBUTIONS                                   (0.29)                (0.58)          (0.59)          (0.75)           (0.66)
NET ASSET VALUE, END OF PERIOD                       $10.73                $10.40          $10.56          $10.36           $10.82
Total return/(a)/                                     11.99%                 4.03%           7.99%           2.62%           12.41%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                                      0.80%                 0.83%           0.79%           0.64%            0.68%
    Net investment income                              5.41%                 5.41%           5.81%           5.53%            5.82%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                           1.02%                 1.06%           1.10%           1.06%            1.07%
    Net investment income                              5.19%                 5.18%           5.50%           5.11%            5.43%
Net assets at end of period (000's)                $118,352              $117,677        $112,643        $107,502          $96,105
Portfolio turnover rate                               11.54%                17.47%          50.17%          17.37%           30.33%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, l996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.79% and 0.80%, respectively; prior period numbers have not been restated to reflect these credits.


14                                                                      Virginia


                                    SAR-281

[logo of Ship art]
Financial Highlights                                                   Selected data for each share of beneficial
                                                                      interest outstanding throughout the period.
=====================================================================================================================
                                             Six Months Ended        Year Ended      Year Ended      Period From
                                            November 30, 1996       May 31, 1996    May 31, 1995  October 4, 1993 to
                                               (Unaudited)                                           May 31, 1994
CLASS C
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.39                $10.56          $10.36           $11.24
Income from investment operations:
  Net investment income                            0.26                  0.51            0.53             0.34
  Net realized and unrealized gain
  (loss) on securities                             0.34                 (0.16)           0.20            (0.78)
TOTAL FROM INVESTMENT OPERATIONS                   0.60                  0.35            0.73            (0.44)
Less distributions:
  Dividends from net investment
  income                                          (0.26)                (0.52)          (0.53)           (0.34)
  Distributions from net realized
  capital gains                                                                                          (0.07)
  Distributions in excess of net
  realized capital gains                                                                                 (0.03)
TOTAL DISTRIBUTIONS                               (0.26)                (0.52)          (0.53)           (0.44)
NET ASSET VALUE, END OF PERIOD                   $10.73                $10.39          $10.56           $10.36
Total return/(a)/                                 11.61%                 3.37%           7.40%           (7.13%)
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                                  1.35%                 1.38%           1.34%            1.14%
    Net investment income                          4.84%                 4.84%           5.24%            4.85%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                        1.57%                1.60%           1.65%            1.79%
    Net investment income                           4.62%                4.62%           4.93%            4.20%
Net assets at end of period (000's)              $12,491              $10,978          $6,537           $4,759
Portfolio turnover rate                            11.54%               17.47%          50.17%           17.37%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.34% and 1.35%, respectively; prior period numbers have not been restated to reflect these credits.


Virginia                                                                      15


                                    SAR-282

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of Series
           of Shares of Beneficial Interest dated October 11, 1996.
  1(c).    Certificate for the Establishment and Designation of Classes
           dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and Nuveen Ad-
           visory Corp.
     6.    Form of Distribution Agreement between Registrant and John
           Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and Chase Man-
           hattan Bank.
  9(a).    Form of Transfer Agency and Service Agreement between Regis-
           trant and State Street Bank and Trust Company.
  9(b).    Form of Transfer Agency Agreement between Registrant and
           Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11(a).    Consent of Arthur Andersen LLP, Independent Public Accoun-
           tants.
 11(b).    Consent of Deloitte & Touche LLP, Independent Public Accoun-
           tants.
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule 12b-1 for
           the Class A Shares, Class B Shares and Class C Shares of each
           Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).    Original Powers of Attorney for the Trustees authorizing,
           among others, James J. Wesolowski and Gifford R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES
At January 3, 1997:

                                                                   NUMBER OF
      TITLE OF SERIES                                            RECORD HOLDERS
      ---------------                                            --------------
      Nuveen Flagship Arizona Municipal Bond Fund
        Class A Shares..........................................     2,124
        Class B Shares..........................................         0
        Class C Shares..........................................        83
        Class R Shares..........................................       619
      Nuveen Flagship Colorado Municipal Bond Fund
        Class A Shares..........................................       876
        Class B Shares..........................................         0
        Class C Shares..........................................         0
        Class R Shares..........................................         0
      Nuveen Flagship Florida Municipal Bond Fund
        Class A Shares..........................................     4,579
        Class B Shares..........................................         0
        Class C Shares..........................................        42
        Class R Shares..........................................     1,645
      Nuveen Flagship Florida Intermediate Municipal Bond Fund
        Class A Shares..........................................        85
        Class B Shares..........................................         0
        Class C Shares..........................................        25
        Class R Shares..........................................         0
      Nuveen Maryland Municipal Bond Fund
        Class A Shares..........................................       649
        Class B Shares..........................................         0
        Class C Shares..........................................        77
        Class R Shares..........................................     1,799
      Nuveen Flagship New Mexico Municipal Bond Fund
        Class A Shares..........................................       986
        Class B Shares..........................................         0
        Class C Shares..........................................         0
        Class R Shares..........................................         0
      Nuveen Flagship Oklahoma Municipal Bond Fund
        Class A Shares..........................................         0
        Class B Shares..........................................         0
        Class C Shares..........................................         0
        Class R Shares..........................................         0
      Nuveen Flagship Pennsylvania Municipal Bond Fund
        Class A Shares..........................................     1,433
        Class B Shares..........................................         0
        Class C Shares..........................................       129
        Class R Shares..........................................     2,551
      Nuveen Flagship Virginia Municipal Bond Fund
        Class A Shares..........................................     2,933
        Class B Shares..........................................         0
        Class C Shares..........................................       168
        Class R Shares..........................................     2,135

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, a registered unit investment trust. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 West Wacker Drive
Chicago, IL 60606
Bruce P. Bedford           Executive Vice President        None
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
Richard P. Davis           Vice President                  None
One South Main Street
Dayton, OH 45402
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Clifton L. Fenton            Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan         Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 770 Broadway, New York, New York 10003 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Registrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 29TH DAY OF JANUARY, 1997.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST I

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen       Vice President and
 -------------------------------  Controller (Principal
       O. Walter Renfftlen        Financial and                January 29, 1997
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board    )
                                  and Trustee (Principal  )
                                  Executive Officer)      )
                                                          )
         Anthony T. Dean         President and Trustee    )     /s/ Gifford R. Zimmerman
                                                          }  By____________________________
        Lawrence H. Brown        Trustee                  )         Gifford R. Zimmerman
                                                          )           Attorney-in-Fact
      Anne E. Impellizzeri       Trustee                  )
                                                          )           January 29, 1997
      Margaret K. Rosenheim      Trustee                  )
                                                          )
         Peter R. Sawers         Trustee                  )



        Robert P. Bremner        Trustee

      William J. Schneider       Trustee

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of
           Series of Shares of Beneficial Interest dated October
           11, 1996.
  1(c).    Certificate for the Establishment and Designation of
           Classes dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and
           Nuveen Advisory Corp.
     6.    Form of Distribution Agreement between Registrant and
           John Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and
           Chase Manhattan Bank.
  9(a).    Form of Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.
  9(b).    Form of Transfer Agency Agreement between Registrant
           and Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
 11(a).    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 11(b).    Consent of Deloitte & Touche LLP, Independent Public
           Accountants.*
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule
           12b-1 for the Class A Shares, Class B Shares and
           Class C Shares of each Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).    Original Powers of Attorney for the Trustees autho-
           rizing, among others, James J. Wesolowski and Gifford
           R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.